As filed with the Securities and Exchange Commission on April 18, 2001
                                                             File No. 333-02581

                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                    FORM S-6

                        POST-EFFECTIVE AMENDMENT NO. 7


        TO THE REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                              (Exact Name of Trust)

                       GLENBROOK LIFE AND ANNUITY COMPANY

                               (Name of Depositor)

                                3100 SANDERS ROAD

                             NORTHBROOK, IL 60062
         (COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                           MICHAEL J. VELOTTA, ESQ.
                       GLENBROOK LIFE AND ANNUITY COMPANY

                                3100 SANDERS ROAD

                             NORTHBROOK, IL 60062
               (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)


                                  COPIES TO:
   RICHARD T. CHOI, ESQUIRE                 ANTHONY POOLE, ESQUIRE
   FOLEY & LARDNER                          ALFS, INC
   3000 K STREET,                           3100 SANDERS ROAD
   N.W. SUITE 500                           NORTHBROOK, IL 60062
   WASHINGTON, D.C. 20007-5109


             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                            (CHECK APPROPRIATE BOX)

/ /immediately upon filing pursuant to paragraph (b) of Rule 485
/x/on May 1, 2001 pursuant to paragraph (b) of Rule 485
/ /60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485



                   IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ /This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Securities being offered - interests in Glenbrook Life Variable Life Separate Account A of Glenbrook Life and Annuity Company under modified single premium variable life insurance contracts.

Approximate date of proposed public offering:  continuous.

GLENBROOK PROVIDER VARIABLE LIFE

Glenbrook Life and Annuity Company
300 N. Milwaukee Ave.
Vernon Hills, IL 60061
Telephone (800) 755-5275                          Prospectus dated May 1, 2001

--------------------------------------------------------------------------------

This prospectus describes the "Glenbrook Provider Variable Life," a modified single premium variable life insurance contract ("CONTRACT") offered by Glenbrook Life and Annuity Company ("we", "us", or the "Company") for prospective insured persons age 0-85. The Contract lets you, as the Contract Owner, pay a significant single premium and, subject to restrictions, additional premiums.

The Contracts are modified endowment contracts for federal income tax purposes, except in certain cases described under "FEDERAL TAX MATTERS," page 26. You will be taxed on any loan, distribution or other amount you receive from a modified endowment contract during the life of the insured to the extent of any accumulated income in the contract. Any amounts that are taxable distributions will be subject to a 10% penalty, with certain exceptions.

The minimum initial premium we will accept is $10,000. We allocate premiums to Glenbrook Life Variable Life Separate Account A ("VARIABLE ACCOUNT"). The Variable Account will invest in shares of one or more underlying funds ("FUNDS"), each of which has multiple investment portfolios ("PORTFOLIOS"). The Contract is offered through different distribution channels. All of the Funds which are described in this prospectus may not be available with your Contract. Different funds may be offered under a different prospectus. Presently, the funds offered through this prospectus are:

       AIM Variable Insurance Funds
       The Dreyfus Socially Responsible Growth Fund, Inc.
       Dreyfus Stock Index Fund
       Dreyfus Variable Investment Fund (VIF)
       Fidelity Variable Insurance Products Fund
       Franklin Templeton Variable Insurance Products Trust
       Goldman Sachs Variable Insurance Trust (VIT)
       MFS-Registered Trademark- Variable Insurance Trust-SM-
       Oppenheimer Variable Account Funds
       The Universal Institutional Funds, Inc.

There is no guaranteed minimum Account Value for a Contract. The Account Value of your Contract will vary up or down to reflect the investment experience of the Variable Sub-Accounts to which you have allocated premiums. You bear the investment risk for all amounts so allocated. The Contract continues in effect so long as its Cash Surrender Value is sufficient to pay the monthly charges under the Contract ("MONTHLY DEDUCTION AMOUNT").

The Contracts provide for an Initial Death Benefit shown on the Contract Data page. The death benefit ("DEATH BENEFIT") payable under a Contract may be greater than the Initial Death Benefit but, so long as the Contract continues in effect and if no withdrawals are made, it will never be less than the Initial Death Benefit. The Account Value will, and under certain circumstances the Death Benefit of the Contract may, increase or decrease based on the investment experience of the Portfolios to which you have allocated premiums. At the death of the Insured, we will pay Death Benefit proceeds to the beneficiary.

It may not be to your advantage to purchase variable life insurance either as a replacement for your current life insurance or if you already own a variable life insurance contract.
--------------------------------------------------------------------------------


                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                   DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                   HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
                   PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                   FEDERAL CRIME.
                   THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
    IMPORTANT      HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL
     NOTICES       INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
                   CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
                   BY SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY.
                   INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                   INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE CONTRACTS ARE NOT
                   FDIC INSURED.

                                   PROSPECTUS

TABLE OF CONTENTS
-------------------------------------------------------------------

                                                                        PAGE
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SPECIAL TERMS                                                               3
-----------------------------------------------------------------------------
SUMMARY                                                                     5
-----------------------------------------------------------------------------
THE COMPANY                                                                11
-----------------------------------------------------------------------------
THE VARIABLE ACCOUNT                                                       12
-----------------------------------------------------------------------------
   General                                                                 12
-----------------------------------------------------------------------------
   Funds                                                                   12
-----------------------------------------------------------------------------
THE CONTRACT                                                             5,15
-----------------------------------------------------------------------------
   Application for a Contract                                              15
-----------------------------------------------------------------------------
   Premiums                                                              6,15
-----------------------------------------------------------------------------
   Allocation of Premiums                                                  16
-----------------------------------------------------------------------------
   Accumulation Unit Values                                                16
-----------------------------------------------------------------------------
DEDUCTIONS AND CHARGES                                                     17
-----------------------------------------------------------------------------
   Monthly Deductions                                                      17
-----------------------------------------------------------------------------
      Cost of Insurance Charge                                             17
-----------------------------------------------------------------------------
      Tax Expense Charge                                                   17
-----------------------------------------------------------------------------
      Administrative Expense Charge                                        18
-----------------------------------------------------------------------------
   Other Deductions                                                        18
-----------------------------------------------------------------------------
      Mortality and Expense Risk Charge                                    18
-----------------------------------------------------------------------------
      Annual Maintenance Fee                                               18
-----------------------------------------------------------------------------
      Taxes Charged Against the Variable Account                           18
-----------------------------------------------------------------------------
      Charges Against the Funds                                            18
-----------------------------------------------------------------------------
      Withdrawal Charge                                                    18
-----------------------------------------------------------------------------
      Due and Unpaid Premium Tax Charge                                    18
-----------------------------------------------------------------------------
CONTRACT BENEFITS AND RIGHTS                                               19
-----------------------------------------------------------------------------
   Death Benefit                                                           19
-----------------------------------------------------------------------------
   Accelerated Death Benefit                                               19
-----------------------------------------------------------------------------
   Confinement Waiver Benefit                                              19
-----------------------------------------------------------------------------
   Account Value                                                         3,20
-----------------------------------------------------------------------------
   Transfer of Account Value                                               20
-----------------------------------------------------------------------------
   Dollar Cost Averaging                                                   20
-----------------------------------------------------------------------------
   Automatic Portfolio Rebalancing                                         20
-----------------------------------------------------------------------------
ACCESS TO YOUR MONEY                                                       22
-----------------------------------------------------------------------------
   Contract Loans                                                          22
-----------------------------------------------------------------------------
   Amount Payable on Surrender of the Contract                             22
-----------------------------------------------------------------------------

                                                                        PAGE
-----------------------------------------------------------------------------
  Partial Withdrawals                                                      22
-----------------------------------------------------------------------------
  Payment Options                                                          23
-----------------------------------------------------------------------------
  Maturity                                                                 23
-----------------------------------------------------------------------------
  Lapse and Reinstatement                                                  23
-----------------------------------------------------------------------------
  Cancellation and Exchange Rights                                         23
-----------------------------------------------------------------------------
  Suspension of Valuation, Payments and Transfers                          24
-----------------------------------------------------------------------------
  Last Survivor Contracts                                                  24
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OTHER MATTERS                                                              25
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  Voting Rights                                                            25
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  Statements to Contract Owners                                            25
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  Limit on Right to Contest                                                25
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  Misstatement as to Age and Sex                                           25
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  Beneficiary                                                              25
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  Assignment                                                               25
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  Dividends                                                                25
-----------------------------------------------------------------------------
  Distribution of the Contracts                                            25
-----------------------------------------------------------------------------
  Safekeeping of the Variable Account's Assets                             26
-----------------------------------------------------------------------------
FEDERAL TAX MATTERS                                                        26
-----------------------------------------------------------------------------
  Introduction                                                             26
-----------------------------------------------------------------------------
  Taxation of the Company and the Variable Account                         26
-----------------------------------------------------------------------------
  Taxation of Contract Benefits                                            26
-----------------------------------------------------------------------------
  Modified Endowment Contracts                                             27
-----------------------------------------------------------------------------
  Diversification Requirements                                             27
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  Ownership Treatment                                                      28
-----------------------------------------------------------------------------
PERFORMANCE INFORMATION                                                    28
-----------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT THE COMPANY                                   28
-----------------------------------------------------------------------------
  Executive Officers and Directors of the Company                          29
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  Legal Proceedings                                                        32
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  Legal Matters                                                            32
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  Registration Statement                                                   32
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  Experts                                                                  32
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  Financial Information                                                    32
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FINANCIAL STATEMENTS                                                       33
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

                            2      PROSPECTUS

SPECIAL TERMS
-------------------------------------------------------------------

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE                               The aggregate value under a Contract of the Variable
                                            Sub-Accounts and the Loan Account.
--------------------------------------------------------------------------------------------------------

ACCUMULATION UNIT                           An accounting unit of measure used to calculate the value of a Variable Sub-Account.
--------------------------------------------------------------------------------------------------------

AGE                                         The Insured's age at the Insured's last birthday.
--------------------------------------------------------------------------------------------------------

CASH SURRENDER VALUE                        The Cash Value less all Indebtedness and the annual
                                            maintenance fee, if applicable.
--------------------------------------------------------------------------------------------------------

CASH VALUE                                  The Account Value less any applicable withdrawal charges and due and unpaid Premium Tax Charges.
--------------------------------------------------------------------------------------------------------

CODE                                        The Internal Revenue Code of 1986, as amended.
--------------------------------------------------------------------------------------------------------

CONTRACT ANNIVERSARY                        The same day and month as the Contract Date for each
                                            subsequent year the Contract remains in force.
--------------------------------------------------------------------------------------------------------

CONTRACT DATE                               The date on or as of which coverage under a Contract becomes effective and the date from which Contract Anniversaries,
                                            Contract Years and Contract Months are determined.
--------------------------------------------------------------------------------------------------------

CONTRACT OWNER                              The person having rights to benefits under the Contract
                                            during the lifetime of the Insured; the Contract Owner may or may not be the Insured.
--------------------------------------------------------------------------------------------------------

CONTRACT YEARS                              Annual periods computed from the Contract Date.
--------------------------------------------------------------------------------------------------------

DEATH BENEFIT                               The greater of (1) the Specified Amount or (2) the Account
                                            Value on the date of death multiplied by the Death Benefit ratio as specified in the Contract.
--------------------------------------------------------------------------------------------------------

FREE WITHDRAWAL AMOUNT                      The amount of a surrender or partial withdrawal that is not subject to a withdrawal charge. This amount in any Contract
                                            Year is 15% of total premiums paid.
--------------------------------------------------------------------------------------------------------

FUNDS                                       The registered management investment companies in which
                                            assets of the Variable Account may be invested.
--------------------------------------------------------------------------------------------------------

INITIAL DEATH BENEFIT                       The Initial Death Benefit under a Contract is shown on the
                                            Contract Data page.
--------------------------------------------------------------------------------------------------------

INDEBTEDNESS                                All Contract loans, if any, and accrued loan interest.
--------------------------------------------------------------------------------------------------------

                                   PROSPECTUS

INSURED                                     The person whose life is insured under a Contract. The
                                            adjusted, confirmed age for the Insureds determined from
                                            each individual Insured's issue age and sex.
--------------------------------------------------------------------------------------------------------

LOAN ACCOUNT                                An account in the Company's general account, established for any amounts transferred from the Variable Sub-Accounts for requested loans. The Loan Account credits a fixed rate of
                                            interest that is not based on the investment experience of the Variable Account.
--------------------------------------------------------------------------------------------------------

MONTHLY ACTIVITY DATE                       The day of each month on which the Monthly Deduction Amount is deducted from the Account Value of the Contract. Monthly
                                            Activity Dates occur on the same day of the month as the
                                            Contract Date. If there is no such date equal to the Monthly
                                            Activity Date in a particular month, the Monthly Activity
                                            Date will be the last day of that month.
--------------------------------------------------------------------------------------------------------

MONTHLY DEDUCTION AMOUNT                    A deduction on each Monthly Activity Date for the cost of
                                            insurance charge, a tax expense charge and an administrative expense charge.
--------------------------------------------------------------------------------------------------------

SPECIFIED AMOUNT                            The minimum Death Benefit under a Contract, equal to the
                                            Initial Death Benefit on the Contract Date. Thereafter it
                                            may change in accordance with the terms of the partial
                                            withdrawal and the subsequent premium provisions of the
                                            Contract.
--------------------------------------------------------------------------------------------------------

VALUATION DATE                              Every day the New York Stock Exchange is open for trading.
                                            The value of the Variable Account is determined at the close of regular trading on the New York Stock Exchange (currently
                                            4:00 p.m. Eastern Time) on each Valuation Date.
--------------------------------------------------------------------------------------------------------

VALUATION PERIOD                            The period between the close of regular trading on the New
                                            York Stock Exchange on successive Valuation Dates.
--------------------------------------------------------------------------------------------------------

VARIABLE ACCOUNT                            Glenbrook Life Variable Life Separate Account A, an account established by the Company to separate the assets funding
                                            the Contracts from other assets of the Company.
--------------------------------------------------------------------------------------------------------

VARIABLE SUB-ACCOUNT                        The subdivisions of the Variable Account used to allocate a
                                            Contract Owner's Account Value, less Indebtedness, among the
                                            Portfolios of the Funds.

                            4      PROSPECTUS

SUMMARY
-------------------------------------------------------------------

THE CONTRACT
The Contracts are life insurance contracts with death benefits, cash values, and other traditional life insurance features. However, the Contracts are "variable." Unlike the fixed benefits of ordinary whole life insurance, the Account Value will increase or decrease based on the investment experience of the Portfolios of the Funds to which you as the Contract Owner, have allocated premiums. Similarly, the Death Benefit may increase or decrease under some circumstances. Nevertheless, so long as the Contract remains in effect, the Death Benefit will not decrease below the Initial Death Benefit if no withdrawals are made. We credit the Contracts with units ("Accumulation Units") to calculate cash values. You may transfer your Account Value among the Variable Sub-Accounts.

We can issue the Contracts on either a single life or a "last survivor" basis. For a discussion of how last survivor Contracts operate differently from single life Contracts, see "Access to Your Money--Last Survivor Contracts," page 24.

In some states, we issue the Contracts in the form of a group contract. In those states, we will issue you a certificate evidencing your rights under the group Contract. In certain states, we issue certificates under group Contracts issued to the Financial Services Group Insurance Trust, an Illinois Trust. The terms "Contract" and "Contract Owner", as used in this Prospectus, refer to and include such a certificate and certificate owner, respectively.

THE VARIABLE ACCOUNT AND THE FUNDS
The Variable Account holds the premiums invested through the variable life insurance Contracts offered by this prospectus. The Variable Account is a unit investment trust registered as such with the Securities and Exchange Commission, ("SEC") under the Investment Company Act of 1940 ("1940 Act"). It consists of Variable Sub-Accounts, each investing in a corresponding Portfolio.

Applicants should read the prospectuses for the Funds in connection with the purchase of a Contract. The investment objectives of the Fund Portfolios are briefly summarized below under "The Variable Account--Funds," page 12. Presently, the Funds offered through this prospectus are:

- AIM Variable Insurance Funds

- The Dreyfus Socially Responsible Growth Fund, Inc.

- Dreyfus Stock Index Fund

- Dreyfus Variable Investment Fund (VIF)

- Fidelity Variable Insurance Products Fund

- Franklin Templeton Variable Insurance Products Trust

- Goldman Sachs Variable Insurance Trust (VIT)

- MFS-Registered Trademark- Variable Insurance Trust-SM-

- Oppenheimer Variable Account Funds

- The Universal Institutional Funds, Inc.

The AIM FUND has seven available Portfolios:

AIM V.I. Balanced Fund
AIM V.I. Diversified Income Fund
AIM V.I. Government Securities Fund
AIM V.I. Growth Fund
AIM V.I. Growth and Income Fund
AIM V.I. International Equity Fund
AIM V.I. Value Fund

The DREYFUS FUNDS have four available Portfolios:

The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Stock Index Fund
Dreyfus VIF Growth & Income Fund
Dreyfus VIF Money Market Fund

The FIDELITY FUNDS have four available Portfolios:

Fidelity VIP Contrafund-Registered Trademark- Fund
Fidelity VIP Equity-Income Fund
Fidelity VIP Growth Fund
Fidelity VIP High Income Fund

The FRANKLIN FUND has five available Portfolios:

Franklin Small Cap Fund--Class 2
Mutual Shares Securities Fund--Class 2
Templeton Developing Markets Securities Fund--Class 2
Templeton Growth Securities Fund--Class 2
Templeton International Securities Fund--Class 2

The GOLDMAN SACHS FUND has five available Portfolios:

Goldman Sachs VIT Capital Growth Fund
Goldman Sachs VIT CORE-SM- Small Cap Equity Fund
Goldman Sachs VIT CORE-SM- U.S. Equity Fund
Goldman Sachs VIT Global Income Fund
Goldman Sachs VIT International Equity Fund

The MFS FUND has four available Portfolios:

MFS Emerging Growth Series
MFS Investors Trust Series
MFS New Discovery Series
MFS Research Series

The OPPENHEIMER FUND has five available Portfolios:

Oppenheimer Aggressive Growth Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer Main Street Growth & Income Fund/VA
Oppenheimer Strategic Bond Fund/VA

                            5      PROSPECTUS

The UNIVERSAL INSTITUTIONAL FUND has five available Portfolios:

Morgan Stanley UIF Equity Growth
Morgan Stanley UIF Fixed Income
Morgan Stanley UIF Global Equity
Morgan Stanley UIF Mid Cap Value
Morgan Stanley UIF Value

The assets of each Portfolio are accounted for separately from the other Portfolios. Each has distinct investment objectives and policies, which the accompanying prospectuses for the Funds describe.

PREMIUMS
The Contract requires you to pay an initial premium of at least $10,000. You may make additional premium payments at any time, subject to the following conditions:

- only one payment is allowed in any Contract Year;

- the minimum payment is $500;

- the attained age of the Insured must be less than 86; and

- absent submission of new evidence of insurability of the Insured, the maximum additional payment permitted in a Contract Year is the "Guaranteed Additional Payment."

  The Guaranteed Additional Payment is the lesser of (1) $5,000, or (2) a percentage of the initial payment (5% for attained ages 40-70, and 0% for attained ages 20-39 and 71-80).

Additional premium payments may require an increase in the "Specified Amount", in order for the Contract to continue to meet requirements of the Internal Revenue Code. The Specified Amount is the guaranteed minimum death benefit under a Contract. We reserve the right to obtain satisfactory evidence of insurability before accepting any additional premium payments requiring an increase in Specified Amount. However, we also reserve the right to reject an additional premium payment for any reason. You may make additional premium payments at any time and in any amount necessary to avoid termination of the Contract.

DEATH BENEFIT
At the death of the Insured while the Contract is in force, we will pay the Death Benefit (less any Indebtedness and due and unpaid Monthly Deduction Amounts) to the beneficiary. The Death Benefit which is determined at the date of the Insured's death is the greater of (1) the Specified Amount, or (2) the Account Value multiplied by the Death Benefit ratio as found in the Contract. See "Contract Benefits and Rights--Death Benefit," page 19.

ACCOUNT VALUE
The Account Value of your Contract will increase or decrease to reflect (1) the investment experience of the Portfolios underlying the Variable Sub-Accounts to which you have allocated Account Value; (2) interest credited to the Loan Account; and (3) deductions for the mortality and expense risk charge, the Monthly Deduction Amount, and the annual maintenance fee. There is no minimum guaranteed Account Value; you bear the risk of the investment in the Variable Sub-Accounts. See "Contract Benefits and Rights--Account Value," page 20.

CONTRACT LOANS
You may obtain one or both of two types of cash loans from the Company. Both types of loans are secured by your Contract. The maximum amount available for these loans is 90% of the Contract's Cash Value, less the sum of:

- the amount of all loans existing on the date of the loan request (including loan interest to the next Contract Anniversary),

- any annual maintenance fee due on or before the next Contract Anniversary, and

- any due and unpaid Monthly Deduction Amounts.

See "Access to Your Money--Contract Loans," page 22.

LAPSE
Under certain circumstances a Contract may terminate if the Cash Surrender Value on any Monthly Activity Date is less than the required Monthly Deduction Amount. If that happens, we will give you (1) written notice and (2) a 61 day grace period during which you may pay additional amounts to continue the Contract. See "Access to Your Money--Contract Loans," page 22 and "Lapse and Reinstatement," page 23.

CANCELLATION AND EXCHANGE RIGHTS
You have a limited right to return your Contract for cancellation. The right to return exists during what we call the "cancellation period." The cancellation period is a number of days (which varies by state) as specified in your contract. If you choose to return the Contract for cancellation, we may require that you return it to us within the cancellation period following delivery of the Contract to you. The Company will return to you within 7 days thereafter the premiums paid for the Contract adjusted to reflect any investment gain or loss resulting from allocation to the Variable Account prior to the date of cancellation, unless state law requires a return of premium without such adjustments. In those states where the Company is required to return the premiums paid upon a cancellation of the Contract, the Company reserves the right to allocate all premium payments made prior to the expiration of the cancellation period to the Money Market

                            6      PROSPECTUS

Variable Sub-Account, if that procedure has been approved by the state.

In addition, once the Contract is in effect you may be able to exchange it during the first 24 months after its issuance for a non-variable permanent life insurance contract on the life of the Insured without submitting proof of insurability. We reserve the right to make such a contract available that is offered by the Company's parent or any other affiliate of the company. See "Access to Your Money--Cancellation and Exchange Rights," page 23.

TAX CONSEQUENCES
The current Federal tax law generally excludes all Death Benefit payments from the gross income of the Contract beneficiary. The Contracts generally will be treated as modified endowment contracts. This status does not affect the Contracts' classification as life insurance, nor does it affect the exclusion of Death Benefit payments from gross income. However, loans, distributions or other amounts received under a modified endowment contract prior to the Insured's death are taxed to the extent of accumulated income in the Contract (generally, the excess of Account Value over premiums paid) and may be subject to a 10% penalty tax. See "Federal Tax Matters," page 26.

PERSONALIZED ILLUSTRATIONS
The Company will furnish, upon request and at no charge, a personalized illustration reflecting the proposed Insured's age, sex, and underwriting classification. Where applicable, the Company will also furnish upon request an illustration for a Contract that is not affected by the sex of the Insured. These illustrations will be based, as appropriate, on the methodology and format of the hypothetical illustrations that the Company has included in its registration statement filed with the SEC for the Contracts. See "Additional Information About the Company--Registration Statement," page 32, for further information.

FEES AND EXPENSES
The following tables are designed to help you understand the various fees and expenses that you will incur, directly or indirectly, as a Contract owner. The first table describes the Contract charges and deductions you will directly bear under the Contracts. The second table describes the fees and expenses of the Portfolios you will indirectly bear when you invest in the Contracts. For further information, see "Deductions and Charges" on page 17.

                            7      PROSPECTUS

CONTRACT CHARGES AND DEDUCTIONS
-------------------------------------------------------------------

Account Value Charges (deducted monthly and shown as an annualized percentage of Account Value):(1)

                                             CURRENT(2)                                      MAXIMUM
                                            SINGLE LIFE                                    SINGLE LIFE
                                            -----------                                    -----------
Cost of Insurance Charge....  Standard: 0.65% (Contract Years 1-10);    Standard-Ranges from $0.06 per $1,000 of net
                                      0.55% (Contract Years 11+)        amount at risk (younger ages) up to $82.50 per
                                                                        $1,000 of net amount at risk (age 99)
                              Special*: 1.00% (Contract Years 1-10);    Special*-Ranges from $0.12 per $1,000 of net
                                     0.90% (Contract Years 11+)         amount at risk (younger ages) up to $82.92 per
                                                                        $1,000 net amount at risk (age 99).

                                             JOINT LIFE                                  JOINT LIFE
                                             ----------                                  ----------
                              Standard: 0.30% (Contract Years 1-10);    Standard-Ranges from $0.00015 per $1,000 of
                                      0.20% (Contract Years 11+)        net amount at risk (younger ages) up to
                                                                        $61.995 per $1,000 of net amount at risk (age
                                                                        99)
                              Special*: 0.65% (Contract Years 1-10);    Special*-Ranges from $0.00061 per $1,000 of
                                     0.55% (Contract Years 11+)         net amount at risk (younger ages up to
                                                                        $78.71083 per $1,000 of net amount at risk
                                                                        (age 99).

*   In some states this underwriting classification is called "Rated."

Administrative Expense Charge...............................                                     0.25%
Tax Expense Charge..........................................                                     0.40%(3)

Annual Separate Account Charges (deducted daily and shown as a percentage of average net assets):

      Mortality and Expense Risk Charge:.......  0.90%
      Federal Income Tax Charge:...............  Currently none(4)
Annual Maintenance Fee:........................  $35(5)
Transfer Charges:..............................  $10(6)
Maximum Withdrawal Charge:.....................  7.75% of initial premium withdrawn(7)
Due and Unpaid Premium Tax Charge:.............  2.25% of initial premium withdrawn(8)

(1) Except for the maximum or "guaranteed" cost of insurance charge, which is expressed as a range of monthly costs per thousand dollars of net amount at risk. The net amount at risk is the difference between the Death Benefit and the Account Value. See "Deductions and Charges--Monthly Deductions--Cost of Insurance Charge," page 17.

(2) The actual amount of insurance purchased will depend on the insured's age, sex (where permitted) and rate class. See "Deductions and Charges--Monthly Deductions--Cost of Insurance Charge," page 17. The current cost of insurance charge under the Contracts will never exceed the guaranteed cost of insurance charge shown in your Contract.

(3) This charge includes a premium tax deduction of 0.25%, and a federal tax deduction of 0.15%, of Account Value. We assess this charge only during the first 10 Contract Years. See "Deductions and Charges--Monthly
    Deductions--Tax Expense Charge," page 17.

(4) The Company does not currently assess a charge for federal income taxes that may be attributable to the operations of the Variable Account, although it may do so in the future. See "Deductions and Charges--Other
    Deductions--Taxes Charged Against the Variable Account," page 18.

(5) We waive this fee if total premiums paid to date are $50,000 or more.

(6) We do not impose this charge on the first 12 transfers in any Contract Year. The Company reserves the right to assess a $10 charge for each transfer in excess of 12 in any Contract Year, excluding transfers due to dollar cost averaging.

(7) This charge applies only upon withdrawals of the initial premium paid at the time of Contract purchase, and it only applies to withdrawals in excess of the Free Withdrawal Amount. It does not apply to withdrawals of any additional payments paid under a Contract. The withdrawal charge declines to 0% over ten years. We impose it to cover a portion of the sales expense we incur in distributing the Contracts. See "Deductions and Charges--Other Deductions--Withdrawal Charge," page 18. We will not impose a withdrawal charge on any withdrawal to the extent that aggregate withdrawal charges and the federal tax portion of the tax expense charge imposed would otherwise exceed 9% of total premiums paid prior to the withdrawal. See "Deductions and Charges," page 17 and "Withdrawal Charge," page 18.

(8) This charge applies only upon withdrawals of the initial premium paid at the time of Contract purchase. It does not apply to withdrawals of any additional payments paid under a Contract. The charge for due and unpaid premium tax declines to 0% over ten years and is imposed only on full or partial withdrawals in excess of the Free Withdrawal Amount.

                            8      PROSPECTUS

PORTFOLIO ANNUAL EXPENSES (AFTER VOLUNTARY REDUCTIONS AND REIMBURSEMENTS) (AS A PERCENTAGE OF PORTFOLIO AVERAGE DAILY NET ASSETS)(1)

                                                                                                                          TOTAL
                                                                                                                        PORTFOLIO
                                                               MANAGEMENT          RULE 12B-1           OTHER            ANNUAL
PORTFOLIO                                                         FEES                FEES             EXPENSES         EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced Fund                                            0.75%                N/A              0.35%             1.10%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund                                  0.60%                N/A              0.30%             0.90%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund                               0.50%                N/A              0.47%             0.97%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                              0.61%                N/A              0.22%             0.83%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                                   0.60%                N/A              0.24%             0.84%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                                0.73%                N/A              0.29%             1.02%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                               0.61%                N/A              0.23%             0.84%
---------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.:
  Initial Shares                                                  0.75%                N/A              0.03%             0.78%
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund: Initial Shares                          0.25%                N/A              0.01%             0.26%
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF--Growth & Income Portfolio: Initial Shares            0.75%                N/A              0.03%             0.78%
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF--Money Market Portfolio                               0.50%                N/A              0.10%             0.60%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2,3)                           0.57%                N/A              0.09%             0.66%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2,3)                        0.48%                N/A              0.08%             0.56%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2,3)                               0.57%                N/A              0.08%             0.65%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2)                            0.58%                N/A              0.10%             0.68%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund--Class 2 (4,5,6)                          0.49%               0.25%             0.28%             1.02%
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund--Class 2 (4)                        0.60%               0.25%             0.20%             1.05%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund--Class 2
  (4)                                                             1.25%               0.25%             0.31%             1.81%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund--Class 2 (4,7)                   0.81%               0.25%             0.06%             1.12%
---------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund--Class 2 (4)              0.67%               0.25%             0.20%             1.12%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Capital Growth Fund (8)                         0.75%                N/A              0.25%             1.00%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE-SM- Small Cap Equity Fund (8)              0.75%                N/A              0.25%             1.00%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE-SM- U.S. Equity Fund                       0.70%                N/A              0.20%             0.90%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Global Income Fund (8)                          0.90%                N/A              0.25%             1.05%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT International Equity Fund (8)                   1.00%                N/A              0.35%             1.35%
---------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series (9)                                    0.75%                N/A              0.10%             0.85%
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series (9,10)                                 0.75%                N/A              0.12%             0.87%
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series (9,11)                                   0.90%                N/A              0.16%             1.06%
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Series (9)                                           0.75%                N/A              0.10%             0.85%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Equity Growth Portfolio (10)                   0.48%                N/A              0.37%             0.85%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Fixed Income Portfolio (10)                    0.21%                N/A              0.49%             0.70%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Global Equity Portfolio (10)                   0.52%                N/A              0.63%             1.15%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap Value Portfolio (10)                   0.53%                N/A              0.52%             1.05%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Value Portfolio (10)                           0.31%                N/A              0.54%             0.85%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA                             0.62%                N/A              0.02%             0.64%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                          0.64%                N/A              0.03%             0.67%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                             0.64%                N/A              0.04%             0.68%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA                   0.70%                N/A              0.03%             0.73%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                                0.74%                N/A              0.05%             0.79%
---------------------------------------------------------------------------------------------------------------------------------

(1) Figures shown in the Table are for the year ended December 31, 2000 (except as otherwise noted).

(2) Initial Class

(3) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

(4) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

                            9      PROSPECTUS

(5) "Total Portfolio Annual Expenses" differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.

(6) The manager has agreed in advance to make an estimated reduction of 0.04% of its fee to reflect reduced services resulting from the Fund's investment on a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, the "Total Portfolio Annual Expenses" are estimated to be 1.06%

(7) The Fund administration fee is paid indirectly through the management fee.

(8) Goldman Sachs Asset Management, the investment advisor has voluntarily agreed to reduce or limit certain "Other Expenses" (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification, and other extraordinary expenses) to the extent such expenses exceed the percentage stated in the calculated per annum (above table) as of each funds' respective average daily net assets. Without the limitations described above, "Other Expenses" and "Total Portfolio Annual Expenses" would be estimated as follows:

                                                                                                                          TOTAL
                                                                                                                        PORTFOLIO
                                                               MANAGEMENT          RULE 12B-1           OTHER            ANNUAL
    PORTFOLIO                                                     FEES                FEES             EXPENSES         EXPENSES
    -----------------------------------------------------------------------------------------------------------------------------

    Goldman Sachs VIT Capital Growth Fund                         0.75%                N/A              0.94%             1.69%
    -----------------------------------------------------------------------------------------------------------------------------
    Goldman Sachs VIT CORE-SM- Small Cap Equity Fund              0.75%                N/A              0.75%             1.50%
    -----------------------------------------------------------------------------------------------------------------------------
    Goldman Sachs VIT Global Income Fund                          0.90%                N/A              1.78%             2.68%
    -----------------------------------------------------------------------------------------------------------------------------
    Goldman Sachs VIT International Equity Fund                   1.00%                N/A              0.77%             1.77%
    -----------------------------------------------------------------------------------------------------------------------------

    The Portfolio's advisors may discontinue all or part of these reductions and reimbursements at any time.

(9) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Total Portfolio Annual Expenses" would be lower, and for service class shares would be estimated to be: 0.84%% for Emerging Growth Series, 0.86% for Investors Trust Series, 1.05% for New Discovery Series, and 0.84% for Research Series.

(10) Effective May 1, 2001, the Series changed its name from MFS Growth with Income Series to MFS Investors Trust Series to reflect changes in its investment policies.

(11) MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above) do not exceed 0.15% annually. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series.

(12) Absent voluntary reductions and reimbursements for certain Portfolios, "Management Fees," "Rule 12b-1 Fees," "Other Expenses," and "Total Portfolio Annual Expenses" as a percent of average net assets of the portfolios would have been as follows:

    Morgan Stanley UIF Equity Growth Portfolio                       0.55%              N/A              0.37%            0.92%
    -----------------------------------------------------------------------------------------------------------------------------
    Morgan Stanley UIF Fixed Income Portfolio                        0.40%              N/A              0.49%            0.89%
    -----------------------------------------------------------------------------------------------------------------------------
    Morgan Stanley UIF Global Equity Portfolio                       0.80%              N/A              0.63%            1.43%
    -----------------------------------------------------------------------------------------------------------------------------
    Morgan Stanley UIF Mid Cap Value Portfolio                       0.75%              N/A              0.52%            1.27%
    -----------------------------------------------------------------------------------------------------------------------------
    Morgan Stanley UIF Value Portfolio                               0.55%              N/A              0.54%            1.09%
    -----------------------------------------------------------------------------------------------------------------------------

    The Portfolio's advisors may discontinue all or part of these reductions and reimbursements at any time.

                            10     PROSPECTUS

THE COMPANY
-------------------------------------------------------------------

The Company is the issuer of the Contract. It is a stock life insurance company organized in 1998 under the laws of the State of Arizona. Previously, Glenbrook was organized under the laws of the State of Illinois in 1992. The Company was originally organized under the laws of Indiana in 1965. From 1965 to 1983, the Company was known as "United Standard Life Assurance Company" and from 1983 to 1992, the Company was known as "William Penn Life Assurance Company of America." The Company is licensed to operate in the District of Columbia and all states except New York. The Company intends to market the Contract in those jurisdictions in which it is licensed to operate. The Company's headquarters are located at 3100 Sanders Road, Northbrook, Illinois 60062.

The Company is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of the State of Illinois. All of the outstanding capital stock of Allstate is owned by The Allstate Corporation (the "Corporation").

Glenbrook and Allstate Life entered into a reinsurance agreement effective
June 5, 1992. Under the reinsurance agreement, Allstate Life reinsures substantially all of Glenbrook's liabilities under its life insurance and annuity contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Glenbrook; Glenbrook remains the sole obligor under the Contract to you.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+r rating to Glenbrook due to the reinsurance agreement with Allstate Life mentioned above. Standard & Poor's assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Glenbrook, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

                            11     PROSPECTUS

THE VARIABLE ACCOUNT
-------------------------------------------------------------------

GENERAL
The Company established the Variable Account on January 15, 1996. The Variable Account is a segregated asset account under Arizona law. The Variable Account is organized as a unit investment trust and registered as such with the SEC under the 1940 Act. The Variable Account meets the definition of "separate account" under federal securities law. Under Arizona law, the assets of the Variable Account are held exclusively for the benefit of Contract Owners and persons entitled to payments under the Contracts. The assets of the Variable Account are not chargeable with liabilities arising out of any other business which the Company may conduct.

FUNDS
The Variable Account will invest in shares of one or more Funds. The Funds are registered with the SEC under the 1940 Act as open-end, series, management investment companies. Registration of the Funds does not involve supervision of their management, investment practices or policies by the SEC. The Funds' Portfolios are designed to provide investment vehicles for variable insurance contracts of various insurance companies, in addition to the Variable Account. The Funds available for investment by the Variable Account are listed below.

  PORTFOLIO:                                    EACH PORTFOLIO SEEKS:                                         INVESTMENT ADVISER:

AIM VARIABLE INSURANCE FUNDS*
  AIM V.I. Balanced Fund                        Achieve as high a total return as possible, consistent with      A I M Advisors,
                                                preservation of capital                                               Inc.
  AIM V.I. Diversified Income Fund              A high level of current income
  AIM V.I. Government Securities Fund           A high level of current income consistent with a reasonable concern for safety of principal
  AIM V.I. Growth Fund                          Growth of capital
  AIM V.I. Growth and Income Fund               Growth of capital with a secondary objective of current
                                                income
  AIM V.I. International Equity Fund            Long-term growth of capital
  AIM V.I. Value Fund                           Long-term growth of capital and income as a secondary
                                                objective


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.; THE DREYFUS STOCK INDEX FUND; AND THE DREYFUS VARIABLE INVESTMENT FUND
  (VIF) (COLLECTIVELY, THE DREYFUS FUNDS)
  The Dreyfus Socially Responsible Growth Fund  Capital growth and, secondarily, current income                    The Dreyfus
  Dreyfus Stock Index Fund                      To match the total return of the Standard &                        Corporation
                                                Poor's-Registered Trademark- 500 Composite Stock Price Index
  Dreyfus VIF Growth & Income Fund              Long-term capital growth, current income and growth of
                                                income, consistent with reasonable investment risk
  Dreyfus VIF Money Market Fund                 A high level of current income as is consistent with the
                                                preservation of capital and the maintenance of liquidity

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  Fidelity VIP Contrafund                       Long-term capital appreciation                                 Fidelity Management
  Portfolio-Registered Trademark-                                                                              & Research Company
  Fidelity VIP Equity-Income Portfolio          Reasonable income
  Fidelity VIP Growth Portfolio                 Capital appreciation
  Fidelity VIP High Income Portfolio            High level of current income while also considering growth of capital

                            12     PROSPECTUS

  PORTFOLIO:                                    EACH PORTFOLIO SEEKS:                                         INVESTMENT ADVISER:

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (VIP)--CLASS 2
  Franklin Small Cap Fund                       Long-term capital growth                                      Franklin Advisers,
                                                                                                                     Inc.
  Mutual Shares Securities Fund                 Capital appreciation. Secondary goal is income.                Franklin Mutual
                                                                                                                Advisers, LLC.
  Templeton Developing Markets Securities Fund  Long-term capital appreciation                                 Templeton Asset
                                                                                                                Management LTD
  Templeton Growth Securities Fund              Long-term capital growth                                       Templeton Global
                                                                                                               Advisors Limited
  Templeton International Securities Fund       Long-term capital growth                                          Templeton
                                                                                                              Investment Counsel,
                                                                                                                     LLC

GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
  Goldman Sachs VIT Capital Growth Fund         Long-term growth of capital                                     Goldman Sachs Asset
  Goldman Sachs VIT CORE-SM- Small Cap Equity   Long-term growth of capital                                        Management
  Fund
  Goldman Sachs VIT CORE-SM- U.S. Equity Fund   Long-term growth of capital and dividend income
  Goldman Sachs VIT Global Income Fund          A high total return, emphasizing current income and, to a
                                                lesser extent providing opportunities for capital
                                                appreciation
  Goldman Sachs VIT International Equity Fund   Long-term capital appreciation                                  Goldman Sachs Asset
                                                                                                                   Management
                                                                                                                   International

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM-
  MFS Emerging Growth Series                    Long-term growth of capital                                        MFS Investment
  ]MFS Investors Trust Series**                 Long-term growth of capital with a                        Management-RegisteredMark
                                                secondary objective to
                                                seek reasonable current income
  MFS New Discovery Series                      Capital appreciation
  MFS Research Series                           Long-term growth of capital and future income

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  Morgan Stanley UIF Equity Growth              Long-term capital appreciation                                 Morgan Stanley
  Morgan Stanley UIF Fixed Income               Above-average total return over a market cycle of three to        Asset
                                                five years                                                        Management
  Morgan Stanley UIF Global Equity              Long-term capital appreciation
  Morgan Stanley UIF Mid Cap Value              Above-average total return over a market cycle of three to five years
  Morgan Stanley UIF Value                      Above-average total return over a market cycle of three to       Miller Anderson &
                                                five years                                                          Sherrerd, LLP
  OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Aggressive Growth Fund/VA         Capital appreciation                                             OppenheimerFunds,
  Oppenheimer Capital Appreciation Fund/VA      Capital appreciation                                                 Inc.
  Oppenheimer Global Securities Fund/VA         Long-term capital appreciation
  Oppenheimer Main Street Growth & Income       High total return, which includes growth in the value of its
  Fund/VA                                       shares as well as current income, from equity and debt
                                                securities
  Oppenheimer Strategic Bond Fund/VA            High level of current income

* A portfolio's investment objective may be changed by the Fund's Board of Trustees without shareholders approval.

** Effective May 1, 2001, the Series changed its name from MFS Growth with Income Series to MFS Investors Trust Series to reflect changes in its investment policies.

                            13     PROSPECTUS

Portfolios may not be managed by the same portfolio managers who manage retail mutual funds with similar names. These Portfolios are likely to differ from retail funds in assets, cash flow, and tax matters. Accordingly, the holdings and investment results of a Portfolio can be expected to be higher or lower than the investment results of retail mutual funds.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

All dividends and capital gains distributions from the Portfolios are automatically reinvested in shares of the distributing Portfolio at their net asset value.

There is no assurance that the Portfolios will attain their respective stated objectives. Additional information concerning the investment objectives and policies of the Portfolios can be found in the current prospectuses for the Funds.

You will find more complete information about the Portfolios, including the risks associated with each Portfolio, in the Funds' prospectuses. You should read the prospectuses for the Funds in conjunction with this prospectus.

You should read the Fund Prospectuses carefully before you make any decision concerning the allocation of purchase payments to a particular Variable Sub-Account.

It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in a Fund simultaneously. Although neither the Company nor any such Fund currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, the Company has been advised that each Fund's Board of Directors or Trustees intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If the Board of Directors or Trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company may be required to bear the attendant expenses.

We reinvest all investment income of and other distributions to each Variable Sub-Account arising from the corresponding Portfolio in shares of that Portfolio at net asset value. The income and both realized and unrealized gains or losses on the assets of each Variable Sub-Account are therefore separate and are credited to or charged against the Variable Sub-Account without regard to income, gains or losses from any other Variable Sub-Account or from any other business of the Company. We will purchase shares in the Funds in connection with premiums allocated to the corresponding Variable Sub-Account in accordance with Contract Owners' directions. We will redeem shares in the Funds to meet Contract obligations or make adjustments in reserves, if any.

The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the Fund shares underlying the Variable Sub-Accounts. If shares of any of the Funds should no longer be available for investment, or if, in the judgment of the Company's management, further investment in shares of any Fund should become inappropriate in view of the purposes of the Contracts, we may substitute shares of another Fund for shares already purchased, or to be purchased in the future, under the Contracts. We will not make any such substitution without notice to Contract Owners and without prior approval of the SEC (to the extent such approval is required by the 1940 Act).

We reserve the right to establish additional Variable Sub-Accounts of the Variable Account, each of which would invest in shares of another Fund. Subject to Contract Owner approval, the Company also reserves the right to end the registration under the 1940 Act of the Variable Account or any other separate accounts of which it is the depositor or to operate the Variable Account as a management company under the 1940 Act.

Each Fund is subject to certain investment restrictions and policies which may not be changed without the approval of a majority of the shareholders of the Fund. See the prospectuses for the Funds for further information.

                            14     PROSPECTUS

THE CONTRACT
-------------------------------------------------------------------

APPLICATION FOR A CONTRACT
Individuals wishing to purchase a Contract must submit an application to the Company. We will issue a Contract only on the lives of Insureds age 0-85 who supply evidence of insurability satisfactory to the Company. Acceptance is subject to the Company's underwriting rules, and we reserve the right to reject an application for any lawful reason. If we do not issue a Contract, we will return the premium. We will not change the terms or conditions of a Contract without the consent of the Contract Owner.

Once we have received the initial premium and approved underwriting, we will issue the Contract on the date we receive the final requirement for issue. In the case of simplified underwriting, we will issue the Contract or deny coverage within 3 business days of our receipt of premium. The Insured will be covered under the Contract, however, as of the Contract Date. Since the Contract Date will generally be the date we receive the initial premium, coverage under a Contract may begin before we issue it. In addition to determining when coverage begins, the Contract Date determines Monthly Activity Dates, Contract months, and Contract Years.

If the initial premium is over the limits we establish from time to time ($2,000,000 as of the date of this Prospectus), we will not accept the initial payment with the application. In other cases where we receive the initial payment with the application, we will provide fixed conditional insurance during the underwriting period according to the terms of a conditional receipt. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age.

PREMIUMS
The Contract is designed to require a substantial initial premium payment and, subject to certain conditions, to permit additional premium payments. The initial premium payment purchases an Initial Death Benefit initially equal to the Contract's Specified Amount. The minimum initial payment is $10,000.

Under current underwriting rules, which are subject to change, proposed Insureds are eligible for simplified underwriting without a medical examination if their application responses and initial premium payments meet simplified underwriting standards. Customary underwriting standards will apply to all other proposed Insureds. The maximum initial premium currently permitted on a simplified underwriting basis varies with the issue age of the insured according to the following table:

                                                              SIMPLIFIED UNDERWRITING
ISSUE AGE                                                     MAXIMUM INITIAL PREMIUM*
--------------------------------------------------------------------------------------
0-34                                                           Not available
--------------------------------------------------------------------------------------
35-44                                                                 $ 15,000
--------------------------------------------------------------------------------------
45-54                                                                 $ 30,000
--------------------------------------------------------------------------------------
55-64                                                                 $ 50,000
--------------------------------------------------------------------------------------
65-80                                                                 $100,000
--------------------------------------------------------------------------------------
Over age 80                                                    Not available
--------------------------------------------------------------------------------------

*   These limits may vary by state.

Additional premium payments may be made at any time, subject to the following conditions:

       only one additional premium payment may be made in any Contract Year;

       each additional premium payment must be at least $500;

       the attained Joint Equal Age of the Insureds must be less than 86; and

       absent submission of new evidence of insurability of the Insured, the maximum additional payment permitted in a Contract Year is the "Guaranteed Additional Payment." The Guaranteed Additional Payment is the lesser of (1) $5,000, or (2) a percentage of the initial payment (5% for attained ages 40-70, and 0% for attained ages 20-39 and 71-85).

Additional premium payments may require an increase in Specified Amount in order for the Contract to remain within the definition of a life insurance contract under the Code. The Company reserves the right to obtain satisfactory evidence of insurability upon any additional premium payments requiring an increase in Specified Amount. However, we reserve the right to reject any additional premium payment for any reason.

                            15     PROSPECTUS

Unless you request otherwise in writing, we will apply any additional payment we receive while a Contract loan exists first to reduce Indebtedness, and second, as an additional premium payment, subject to the conditions described above.

You may pay additional premiums at any time and in any amount necessary to avoid termination of the Contract without evidence of insurability.

ALLOCATION OF PREMIUMS
Upon completion of underwriting, we will either: (1) issue a Contract, or (2) deny coverage and return all premiums. If we issue a Contract, we will allocate the initial premium payment, plus an amount equal to the interest that would have been earned had the initial premium been invested in the Money Market Variable Sub-Account since the date of receipt of the premium, according to the initial premium allocation instructions specified on the application. We will make this allocation on the date the Contract is issued. In the future, the Company may allocate the initial premium to the Money Market Variable Sub-Account during the cancellation period, in those states where state law requires premiums to be returned upon exercise of the free-look right.

ACCUMULATION UNIT VALUES
The Accumulation Unit Value for each Variable Sub-Account will vary to reflect the investment experience of the corresponding Portfolio. We will determine those values on each Valuation Date by multiplying the Accumulation Unit Value of the particular Variable Sub-Account on the preceding Valuation Date by the "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each Variable Sub-Account is determined by first dividing (A) the net asset value per share of the corresponding Portfolio at the end of the current Valuation Period (plus the per share dividends or capital gains distributed by that Portfolio if the ex-dividend date occurs in the Valuation Period then ended), by (B) the net asset value per share of the corresponding Portfolio at the end of the immediately preceding Valuation Period. We then subtract (C) the mortality and expense risk annual rate divided by 365 and multiplied by the number of calendar days in the current Valuation Period. You should refer to the prospectuses for the Portfolios which accompany this prospectus for a description of how the assets of each Portfolio are valued, because that determination has a direct bearing on the Accumulation Unit Value of the corresponding Variable Sub-Account (and therefore on your Account Value). See "Contract Benefits and Rights--Account Value," page 20.

We make all valuations in connection with a Contract, (e.g., with respect to determining Account Value and Cash Surrender Value or with respect to determining the number of Accumulation Units to be credited to a Contract with each premium, other than the initial premium and additional premiums requiring underwriting), on the date the request or payment is received in good order by the Company at its home office. However, if such date is not a Valuation Date, we will make the determination on the next succeeding date that is a Valuation Date.

Specialized Uses of the Contract: Because the Contract provides for an accumulation of cash value as well as a death benefit, you can use the Contract for various individual and business financial planning purposes. Purchasing the Contract in part for such purposes entails certain risks. For example, if the investment performance of Variable Sub-Accounts to which Account Value is allocated is poorer than expected or if sufficient premiums are not paid, the Contract may lapse or may not accumulate sufficient Account Value to fund the purpose for which the Contract was purchased.

Withdrawals and Contract loans may significantly affect current and future Account Value, Cash Surrender Value, or Death Benefit proceeds. Depending upon Variable Sub-Account investment performance and the amount of a Contract loan, the loan may cause a Contract to lapse. Because the Contract is designed to provide benefits on a long-term basis, before purchasing a Contract for a specialized purpose you should consider whether the long-term nature of the Contract is consistent with the purpose for which you are considering it. Using a Contract for a specialized purpose may have tax consequences. (See "Federal Tax Matters," page 26).

                            16     PROSPECTUS

DEDUCTIONS AND CHARGES
-------------------------------------------------------------------

MONTHLY DEDUCTIONS
On each Monthly Activity Date including the Contract Date, we will deduct from the Account Value attributable to the Variable Account an amount ("Monthly Deduction Amount") to cover charges and expenses incurred in connection with a Contract. We will deduct a portion of the Monthly Deduction Amount from each Variable Sub-Account proportionate to your Account Value allocated to that Variable Sub-Account. The Monthly Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Monthly Deduction Amount due on any Monthly Activity Date, the Contract may lapse. See "Access to Your Money--Contract Benefits and Rights--Lapse and Reinstatement," page 23. The following is a summary of the monthly deductions and charges which constitute the Monthly Deduction Amount:

COST OF INSURANCE CHARGE: The cost of insurance charge covers the Company's anticipated mortality costs for standard and special* risks. Current cost of insurance rates are lower after the 10th Contract Year. However, the current cost of insurance charge, which we impose by deducting a specified percentage of your Account Value, will not exceed the guaranteed cost of insurance charge. This guaranteed charge is the maximum annual cost of insurance per $1,000 as indicated in the Contract; multiplied by the difference between the Death Benefit and the Account Value (both as determined on the Monthly Activity Date); divided by $1,000; and divided by 12. For standard risks, the guaranteed cost of insurance rate is based on the 1980 Commissioners Standard Ordinary Mortality Table, age last birthday. (Unisex rates may be required in some states). A table of guaranteed cost of insurance charges per $1,000 is included in each Contract; however, the Company reserves the right to use rates less than those shown in the table. We will assess special* risks at a higher cost of insurance rate that will, however, not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table, age last birthday. The multiple will be based on the Insured's substandard rating.

The maximum guaranteed cost of insurance charge rates are applied to the difference between the Death Benefit determined on the Monthly Activity Date and the Account Value on that same date prior to assessing the Monthly Deduction Amount, because that difference is the amount for which we are at risk should the Death Benefit be then payable. The Death Benefit as computed on a given date is the greater of (1) the Specified Amount on that date, and (2) the Account Value on that date multiplied by the applicable Death Benefit ratio. (For an explanation of the Death Benefit, see "Contract Benefits and Rights" on page 19).

Example:

Specified Amount                        =    $100,000
Account Value on the Monthly Activity
  Date                                  =    $30,000
Insured's attained age                  =    45
Death Benefit ratio for age 45          =    2.15

On the Monthly Activity Date in this example, the Death Benefit as then computed would be $100,000, because the Specified Amount ($100,000) is greater than the Account Value multiplied by the applicable Death Benefit ratio ($30,000 X 2.15 = $64,500). Since the Account Value on that date is $30,000, the guaranteed maximum cost of insurance charges per $1,000 would be applied to the difference ($100,000 - $30,000 = $70,000).

Assume that the Account Value in the above example was $50,000. The Death Benefit would then be $107,500 (2.15 X $50,000), since this is greater than the Specified Amount ($100,000). The maximum cost of insurance rates in that case would be applied to ($107,500 - $50,000) = $57,500.

The level of Specified Amount that an initial premium will purchase will vary based on age and sex. For example, a $10,000 initial premium paid by a male at age 45 would result in a specified amount of $39,998. If a female age 65 paid a $10,000 premium, the specified amount would be equal to $22,749.

Because the Account Value (and, as a result, the amount for which we are at risk under a Contract) may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date. However, once we have assigned a risk rating class to an Insured when the Contract is issued, that rating class will not change if additional premium payments or partial withdrawals increase or decrease the Specified Amount.

*   In some states this underwriting classification is called "Rated."

TAX EXPENSE CHARGE: We will deduct monthly from the Account Value a tax expense charge equivalent to an annual rate of 0.40% for the first ten Contract Years. This charge compensates us for premium taxes imposed by various states and local jurisdictions and for federal taxes related to our receipt of premiums under the Contract. The charge includes a premium tax charge of 0.25% and a federal tax charge of 0.15%. The 0.25% premium tax charge over ten Contract Years approximates the Company's average expenses for state and local premium taxes (2.5%). Premium taxes vary, ranging from zero to 3.5%. We impose the premium tax charge regardless of a Contract Owner's state of residence and, therefore, we assess it whether or not any premium tax applies. The charge may be higher or lower than

                            17     PROSPECTUS
any premium tax your state imposes. However, we do not expect to make a profit from this charge. The 0.15% federal tax charge helps reimburse us for approximate expenses we incur for federal taxes resulting from the application of Section 848 of the Internal Revenue Code (the "Code").

ADMINISTRATIVE EXPENSE CHARGE: We will deduct monthly from your Account Value an administrative expense charge equivalent to an annual rate of 0.25%. This charge compensates us for administrative expenses we incur in our administration of the Variable Account and the Contracts.

We take all monthly deductions by canceling Accumulation Units of the Variable Account under your Contract.

OTHER DEDUCTIONS
MORTALITY AND EXPENSE RISK CHARGE: We will deduct from the Variable Account a daily charge equivalent to an annual rate of 0.90% for the mortality risks and expense risks we assume in relation to the Contracts. The mortality risk assumed includes the risk that the cost of insurance charges specified in the Contract will be insufficient to meet claims. We also assume a risk that the Death Benefit will exceed the amount on which the cost of insurance charges were based, because that determination is made on the Monthly Activity Date preceding the death of an Insured. The expense risk we assume is that expenses we incur in issuing and administering the Contracts will exceed the administrative charges set in the Contract.

ANNUAL MAINTENANCE FEE: If the aggregate premiums paid on a Contract are less than $50,000, we will deduct from your Account Value an annual maintenance fee of $35 on each Contract Anniversary. A full annual maintenance fee will be deducted if the Contract is terminated on any day other than the Contract Anniversary. This fee helps reimburse us for our administrative and maintenance costs relating to the Contracts.

TAXES CHARGED AGAINST THE VARIABLE ACCOUNT: Currently, we make no charge to the Variable Account for federal income taxes that may be attributable to the operations of the Variable Account (as opposed to the federal tax related to the receipt of premiums under the Contract). We may, however, impose such a charge in the future. We may also assess charges for other taxes, if any, attributable to the Variable Account or this class of Contracts.

CHARGES AGAINST THE FUNDS: The Variable Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflect Fund investment management fees already deducted from the assets of the Funds. The Fund investment management fees are a percentage of the average daily value of the net assets of the Portfolios. See the "Fund Fees and Expenses" table on page__ .

WITHDRAWAL CHARGE: We may assess a withdrawal charge upon surrender of the Contract and partial withdrawals in excess of the Free Withdrawal Amount. The Free Withdrawal Amount in any Contract Year is 15% of total premiums paid. Any Free Withdrawal Amount not taken in a Contract Year may not be carried forward to increase the Free Withdrawal Amount in any subsequent year. Withdrawals in excess of the Free Withdrawal Amount will be subject to a withdrawal charge as set forth in the table below:

CONTRACT YEAR                                 1       2       3       4       5       6       7       8       9      10+
-----------------------------------------   -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
Percentage of Initial Premium
  Withdrawn..............................   7.75%   7.75%   7.75%   7.25%   6.25%   5.25%   4.25%   3.25%   2.25%   0.00%

After the ninth Contract Year, we will impose no withdrawal charges. In addition, we will not impose a withdrawal charge to the extent that aggregate withdrawal charges and the federal tax portion of the tax expense charge imposed would otherwise exceed 9% of total premiums paid prior to the withdrawal. The withdrawal charge may be waived under certain circumstances if the Insured is confined to a qualified long-term care facility or hospital. See "Contract Benefits and Rights--Confinement Waiver Benefit on page 19.

We impose the withdrawal charge to cover a portion of the expense we incur in distributing the Contracts. This expense includes agents' commissions, underwriting, and the costs associated with establishing policies.

DUE AND UNPAID PREMIUM TAX CHARGE: During the first nine Contract Years, a charge for due and unpaid premium tax will be imposed on full or partial withdrawals in excess of the Free Withdrawal Amount. This charge is shown below, as a percent of the Account Value withdrawn:

CONTRACT YEAR                                1      2      3      4      5      6      7      8      9     10+
-----------------------------------------  -----  -----  -----  -----  -----  -----  -----  -----  -----  -----
Percentage of Initial Premium
  Withdrawn..............................  2.25%  2.00%  1.75%  1.50%  1.25%  1.00%  0.75%  0.50%  0.25%  0.00%

After the ninth Contract Year, no due and unpaid premium tax charge applies. We guarantee that the percentages indicated above will not increase.

                            18     PROSPECTUS

CONTRACT BENEFITS AND RIGHTS
-------------------------------------------------------------------

DEATH BENEFIT
The Contracts provide for the payment of Death Benefit proceeds to the named beneficiary when the Insured under the Contract dies. The proceeds payable to the beneficiary equal the Death Benefit less the sum of:

- any Indebtedness, and

- any due and unpaid Monthly Deduction Amounts occurring during a Grace Period (if applicable).

The Death Benefit equals the greater of (1) the Specified Amount, or (2) the Account Value multiplied by the Death Benefit ratio. The Death Benefit ratios vary according to the attained age of the Insured and are specified in the Contract. Therefore, an increase in Account Value due to favorable investment experience may increase the Death Benefit above the Specified Amount; and a decrease in Account Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Specified Amount).

           EXAMPLES:                A          B
-------------------------------  --------   --------
Specified Amount...............  $100,000   $100,000
Insured's Age..................        45         45
Account Value on Date of
 Death.........................  $ 48,000   $ 34,000
Death Benefit Ratio............      2.15       2.15

In Example A, the Death Benefit equals $103,200, i.e., the greater of $100,000 (the Specified Amount) and $103,200 (the Account Value at the Date of Death of $48,000, multiplied by the Death Benefit ratio of 2.15). This amount, less any Indebtedness and due and unpaid Monthly Deduction Amounts, constitutes the proceeds which we would pay to the beneficiary.

In Example B, the Death Benefit is $100,000, i.e., the greater of $100,000 (the Specified Amount) and $73,100 (the Account Value of $34,000 multiplied by the Death Benefit ratio of 2.15).

The beneficiary may (1) take all or part of the proceeds in cash, or (2) apply the proceeds to an Income Plan. See "Payment Options," page 23.

ACCELERATED DEATH BENEFIT
If the Insured becomes terminally ill, you may request an accelerated Death Benefit in an amount up to the lesser of (1) 50% of the Specified Amount on the day we receive the request, and (2) $250,000 for all policies issued by the Company that cover the Insured. "Terminally ill" means an illness or physical condition of the Insured that, notwithstanding appropriate medical care, will result in a life expectancy of 12 months or less. If the Insured is terminally ill as the result of an illness, the accelerated Death Benefit is not available unless the illness occurred at least 30 days after the issue date. If the Insured is terminally ill as the result of an accident, the accelerated Death Benefit is available if the accident occurred after the issue date. The minimum amount of Death Benefit we will accelerate is $10,000.

We will pay benefits due under the accelerated Death Benefit provision upon receipt of a written request from the Contract Owner and due proof that the Insured has been diagnosed as terminally ill. We also reserve the right to require supporting documentation of the diagnosis and to require (at our expense) an examination of the Insured by a physician of our choice to confirm the diagnosis. The amount of the payment will be the amount requested by the Contract Owner, reduced by the sum of:

- a 12 month interest discount to reflect the early payment;

- an administrative fee (not to exceed $250); and

- a pro rata amount of any outstanding Contract loan and accrued loan interest.

After the payment has been made, we will reduce the Specified Amount, the Account Value and any outstanding Contract loan on a pro rata basis.

Only one request for an accelerated Death Benefit per Insured is allowed. The accelerated Death Benefit may not be available in all states. In addition, its features may differ from those discussed above as required by state law. Please refer to the Contract for further information.

CONFINEMENT WAIVER BENEFIT
Under the terms of an endorsement to the Contract, we will waive any withdrawal charges on partial withdrawals and surrenders of the Contract while the Insured is confined to a qualified long-term care facility or hospital (as defined in the endorsement) for a period of more than 90 consecutive days beginning 30 days or more after the issue date. You must request this waiver either during the period of confinement or within 90 days after the Insured is discharged from such confinement. The confinement must have been prescribed by a licensed medical doctor or a licensed doctor of osteopathy, operating within the scope of his or her license, and must be medically necessary. The prescribing doctor may not be the Insured, the Contract Owner, or any spouse, child, parent, grandchild, grandparent, sibling or in-law of the Contract Owner. "Medically necessary" means appropriate and consistent with the diagnosis and which could not have been omitted without adversely affecting the Insured's condition. The confinement waiver benefit may not be available in all states. We reserve the right to discontinue the offering of the

                            19     PROSPECTUS
confinement waiver benefit amendatory endorsement upon the purchase of a new Contract.

ACCOUNT VALUE
We will compute the Account Value of a Contract on each Valuation Date. On the Contract Date, the Account Value is equal to the initial premium less the Monthly Deduction Amount for the first month. Thereafter, the Account Value will vary to reflect the investment experience of the Funds, the value of the Loan Account, any premium payments and withdrawals that you make, and all charges that we deduct. There is no minimum guaranteed Account Value.

The Account Value of a particular Contract is related to the Accumulation Unit Value of the Variable Sub-Accounts to which premiums on the Contract have been allocated. The Account Value on any Valuation Date is calculated by multiplying the number of Accumulation Units credited to the Contract in each Variable Sub-Account as of the Valuation Date by the then Accumulation Unit Value of that Sub-Account and then adding the results for all the Variable Sub-Accounts credited to the Contract to the value of the Loan Account. See "The Contract--Accumulation Unit Values," page 16.

TRANSFER OF ACCOUNT VALUE
While the Contract remains in force and subject to the Company's transfer rules then in effect, you may request that part or all of your Account Value in a particular Variable Sub-Account be transferred to other Variable Sub-Accounts. We reserve the right to impose a $10 charge on each such transfer in excess of 12 per Contract Year. However, there are no charges on transfers at the present time. The minimum amount that can be transferred is shown on the Contract Data page (currently, there is no minimum).

On days when the New York Stock Exchange ("NYSE") is open for trading, you may make telephone transfer requests by calling 1 (800) 755-5275. We effect telephone transfer requests that we receive before 4:00 p.m., Eastern Time, at the next computed value. In the event that the NYSE closes early, i.e., before 4:00 p.m. Eastern Time, or in the event that the NYSE closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the NYSE on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the NYSE.

Transfers by telephone may be made by the Contract Owner's agent of record or attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests they reasonably believe are genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, we may be liable for any losses due to unauthorized or fraudulent instructions. The procedures we follow for transactions initiated by telephone include requirements that callers on behalf of a Contract Owner identify themselves and the Contract Owner by name and social security number or other identifying information. All transfer instructions by telephone are tape recorded.

As a result of a transfer, we will reduce the number of Accumulation Units credited to the Variable Sub-Account from which the transfer is made by an amount equal to the amount transferred, divided by the Accumulation Unit Value of the Variable Sub-Account from which the transfer is made next computed after we receive the transfer request. Similarly, we will increase the number of Accumulation Units credited to the Variable Sub-Account to which the transfer is made by an amount equal to the amount transferred, divided by the Accumulation Unit Value of that Variable Sub-Account next computed after we receive the transfer request.

DOLLAR COST AVERAGING
You may make transfers automatically through Dollar Cost Averaging while the Contract is in force. Dollar Cost Averaging permits you to transfer a specified amount every month (or some other interval as may be determined by the Company) from the Money Market Variable Sub-Account to any other Variable Sub-Account.

The theory of Dollar Cost Averaging is that, if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in the Dollar Cost Averaging program does not assure you of a greater profit from your purchases under the program; nor will it prevent or alleviate losses in a declining market. We impose no additional charges upon participants in the Dollar Cost Averaging program. Transfers under Dollar Cost Averaging are not counted toward the 12 free transfers per Contract Year we currently permit.

AUTOMATIC PORTFOLIO REBALANCING
You may make transfers automatically through Automatic Portfolio Rebalancing while the Contract is in force. Under our Automatic Portfolio Rebalancing program, we will rebalance your Account Value in the Variable Sub-Accounts to your desired allocation on a quarterly basis, determined from the first date that you rebalance.

The allocation we use will be the allocation you initially selected, unless you subsequently changed it. You may change the allocation at any time by giving us written notice. The new allocation will be effective with the first

                            20     PROSPECTUS
rebalancing that occurs after we receive the written request. We are not responsible for rebalancing that occurs prior to our receipt of the written request.

Example:

        Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Fidelity VIP High Income Variable Sub-Account and 60% to be in the AIM V.I. Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fidelity VIP High Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fidelity VIP High Income Variable Sub-Account and use the money to buy more units in the AIM V.I. Growth Fund so that the percentage allocations would again be 40% and 60% respectively.

Transfers made under the Automatic Portfolio Rebalancing Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

                            21     PROSPECTUS

ACCESS TO YOUR MONEY
-------------------------------------------------------------------

CONTRACT LOANS
While the Contract is in force, you may obtain, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), one or both of two types of cash loans from the Company. These types are Preferred Loans (described below) and non-Preferred Loans. Both types of loans are secured by your Contract. The maximum amount available for a loan is 90% of the Contract's Cash Value, less the sum of:

        the amount of all Contract loans existing on the date of the loan (including loan interest to the next Contract Anniversary),

        any due and unpaid Monthly Deduction Amounts, and

        any annual maintenance fee due on or before the next Contract
        Anniversary.

We will transfer the loan amount to the Loan Account from the Variable Sub-Accounts in proportion to your Account Value in each (unless you specify otherwise). We will credit the amounts allocated to the Loan Account with interest at the loan credited rate set forth in the Contract. Loans will bear interest at rates we determine from time to time, but which will not exceed the maximum rate indicated in the Contract (currently, 8% per year). The amount of the Loan Account that equals the excess of the Account Value over the total of all premiums paid under the Contract, net of any premiums returned due to partial withdrawals, as determined on each Contract Anniversary, is considered a "Preferred Loan." Preferred Loans bear interest at a rate not to exceed the Preferred Loan rate set forth in the Contract. Loan interest payments are due on the Contract Anniversary. If unpaid, loan interest is added to the amount of the loan and will bear interest at the rates described in this paragraph. The difference between the value of the Loan Account and the Indebtedness will be transferred from the Variable Sub-Accounts (in proportion to your Account Value in each) to the Loan Account on each Contract Anniversary. If the aggregate outstanding loan(s) and loan interest secured by the Contract exceeds the Cash Value of the Contract, we will give you written notice that, unless we receive an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the Contract, the Contract may lapse.

All or any part of any loan secured by a Contract may be repaid while the Contract is still in effect. When loan repayments or interest payments are made, the repayment will be allocated among the Variable Sub-Accounts in the same percentages as apply to subsequent premium payments (unless you request a different allocation). We will deduct from the Loan Account an amount equal to the payment. Any outstanding loan at the end of a grace period must be repaid before we will reinstate the Contract. See "Access to Your Money--Lapse and Reinstatement," page 23.

A loan, whether or not repaid, will have a permanent effect on the Account Value because the investment results of each Variable Sub-Account will apply only to the amount remaining in that Sub-Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Variable Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, a Contract Owner's Account Value will not increase as rapidly as it would have had no loan been made. If the Variable Sub-Accounts earn less than that rate, the Contract Owner's Account Value will be greater than it would have been had no loan been made. Also, if not repaid, the aggregate outstanding loan(s) will reduce the death benefit proceeds and cash surrender value otherwise payable.

AMOUNT PAYABLE ON SURRENDER OF THE CONTRACT
While the Contract is in force, you may elect, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), to fully surrender the Contract. Upon surrender, you will receive the Cash Surrender Value determined as of the day we receive your written request or, if later, the date you requested. The Cash Surrender Value equals the Cash Value less the annual maintenance fee and any Indebtedness. We will pay the Cash Surrender Value of the Contract within seven days of our receipt of the written request or on the effective surrender date you requested, whichever is later.

The Contract will terminate on the date of our receipt of your written request, or the date you request the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering the Contract, see "Federal Tax Matters," page 26.

You may elect to apply the surrender proceeds to an Income Plan (see "Payment Options," page 23).

PARTIAL WITHDRAWALS
While the Contract is in force, you may elect, by written request, to make partial withdrawals of at least $50 from the Contract's Cash Surrender Value. The Cash Surrender Value, after the partial withdrawal, must at least equal $2,000; otherwise, we will treat the request as a request for full surrender. The partial withdrawal will be deducted from the Variable Sub-Accounts in proportion to your Account Value in each, unless you instruct otherwise. The Specified Amount after the partial withdrawal will be the greater of:

        the Specified Amount prior to the partial withdrawal reduced proportionately to the reduction in Account Value; or

                            22     PROSPECTUS
        the minimum Specified Amount necessary in order to meet the definition of a life insurance contract under section 7702 of the Code.

Partial withdrawals in excess of the Free Withdrawal Amount may be subject to a withdrawal charge and any due and unpaid premium tax charges. See "Deductions and Charges--Other Deductions--Withdrawal Charge" and "Due and Unpaid Premium Tax Charge," page 18. For a discussion of the tax consequences of partial withdrawals, see "Federal Tax Matters," page 26.

PAYMENT OPTIONS
The surrender proceeds or Death Benefit proceeds under the Contracts may be paid in a lump sum, or you may apply the proceeds to one of our Income Plans. If the amount to be applied to an Income Plan is less than $3,000 or if it would result in an initial income payment of less than $20, we may require that the frequency of income payments be decreased such that the income payments are greater than $20 each, or we may elect to pay the amount in a lump sum. No surrender or partial withdrawals are permitted after payments under an Income Plan commence.

We will pay interest on the proceeds from the date of the Insured's death to the date payment is made or a payment option is elected. At such times, the proceeds are not subject to the investment experience of the Variable Account.

The Income Plans are fixed annuities payable from our general account. They do not reflect the investment experience of the Variable Account. We will determine fixed annuity payments by multiplying the amount applied to the annuity by a rate we determine, which is no less than the rate specified in the fixed payment annuity tables in the Contract. The annuity payment will remain level for the duration of the annuity. We may require proof of age and sex of the payee (and joint payee, if applicable) before payments begin. We may also require proof that such person(s) are living before any payment(s) are made.

The following options are available under the Contracts (we may offer other payment options):

INCOME PLAN 1--LIFE INCOME WITH GUARANTEED PAYMENTS The Company will make payments for as long as the payee lives. If the payee dies before the selected number of guaranteed payments have been made, the Company will continue to pay the remainder of the guaranteed payments.

INCOME PLAN 2--JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS The Company will make payments for as long as either the payee or Joint payee, named at the time of Income Plan selection, is living. If both the payee and the Joint payee die before the selected number of guaranteed payments have been made, the Company will continue to pay the remainder of the guaranteed payments.

The Company will make any other arrangements for income payments as may be agreed on.

MATURITY
The Contracts have no maturity date.

LAPSE AND REINSTATEMENT
The Contract will remain in force unless and until the Cash Surrender Value is insufficient to cover a Monthly Deduction Amount due on a Monthly Activity Date. If that happens, we give you written notice that if an amount shown in the notice (which will be sufficient to cover the Monthly Deduction Amount(s) due) is not paid within 61 days ("grace period"), there is a danger of lapse.

The Contract will continue through the grace period, but if no payment is forthcoming, it will terminate at the end of the grace period. If the Insured dies during the grace period, the proceeds payable under the Contract will be reduced by the Monthly Deduction Amount(s) due and unpaid. See "Contract Benefits and Rights--Death Benefit," page 19.

If the Contract lapses, you may apply for reinstatement of the Contract by paying the reinstatement premium (and any applicable charges) required under the Contract. You must make a request for reinstatement within five years of the date the Contract entered a grace period. If a loan was outstanding at the time of lapse, we will require repayment of the loan before permitting reinstatement. In addition, we reserve the right to require evidence of insurability satisfactory to us. The reinstatement premium is equal to an amount sufficient to:

- cover all Monthly Deduction Amounts and annual maintenance fees due and unpaid during the grace period, and

- keep the Contract in force for three months after the date of reinstatement.

The Specified Amount upon reinstatement cannot exceed the Specified Amount of the Contract at its lapse. The Account Value on the reinstatement date will reflect the Account Value at the time of termination of the Contract plus the premiums paid at the time of reinstatement. Withdrawal charges and due and unpaid premium tax charges, cost of insurance, and tax expense charges will continue to be based on the original Contract Date.

CANCELLATION AND EXCHANGE RIGHTS
You have a limited right to return a Contract for cancellation. This right to return exists during what we call the cancellation period. The cancellation period is a number of days which varies by state as specified in your contract. If you choose to exercise this right, we may require that you must return the Contract for cancellation by mail or personal delivery to the Company within the cancellation

                            23     PROSPECTUS
period following delivery of the Contract to you. We will then return to you within 7 days thereafter the sum of:

- the Account Value on the Valuation date the returned Contract is received by the Company or its agent; and

- any deductions under the Contract or by the Funds for taxes, charges or fees.

Some states may require the Company to return the premiums paid for the returned Contract.

Once the Contract is in effect, you may exchange it during the first 24 months after its issuance for a non-variable permanent life insurance contract we offer on the life of the Insured. The amount at risk to the Company (i.e., the difference between the Death Benefit and the Account Value) under the new contract will be equal to or less than the amount at risk to the Company under the exchanged Contract on the date of exchange. Premiums under the new Contract will be based on the same risk classification as the exchanged Contract. The exchange is subject to adjustments in premiums and Account Value to reflect any variance between the exchanged Contract and the new contract.

We reserve the right to make such a contract available that is offered by the Company's parent or by any other affiliate of the Company.

SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS
We will suspend all procedures requiring valuation of the Variable Account (including transfers, surrenders and loans) on any day the New York Stock Exchange is closed or trading is restricted due to an existing emergency as defined by the SEC, or on any day the SEC has ordered that the right of surrender of the Contracts be suspended for the protection of Contract Owners, until such condition has ended.

LAST SURVIVOR CONTRACTS
We offer the Contracts on either a single life or a "last survivor" basis. Contracts sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor version involves two Insureds and the proceeds are paid only on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below:

Last survivor Contracts are offered for prospective insured persons age 18-85.

The cost of insurance charges under the last survivor Contracts are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured.

To qualify for simplified underwriting under a last survivor Contract, both Insureds must meet the simplified underwriting standards.

For a last survivor Contract to be reinstated, both Insureds must be alive on the date of reinstatement.

The Contract provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

Additional tax disclosures applicable to last survivor Contracts are provided in "Federal Tax Matters," page 26.

The Accelerated Death Benefit provision is only available upon terminal illness of the last survivor.

The Confinement Waiver Benefit is available upon confinement of either Insured.

                            24     PROSPECTUS

OTHER MATTERS
-------------------------------------------------------------------

VOTING RIGHTS
In accordance with our view of presently applicable law, we will vote the shares of the Funds at regular and special meetings of their shareholders in accordance with instructions from Contract Owners (or their assignees, as the case may be) having a voting interest in the Variable Account. We determine the number of shares of a Portfolio held in a Variable Sub-Account that are attributable to each Contract Owner by dividing the Contract Owner's interest in that Variable Sub-Account by the per share net asset value of the corresponding Portfolio. We will vote shares for which no instructions have been given and shares which are not attributable to Contract Owners (i.e., shares we own) in the same proportion as we vote shares for which we have received instructions. If the 1940 Act or any rule promulgated thereunder should be amended, however, or if our present interpretation should change and, as a result, we determine we are permitted to vote the shares of the Funds in our own right, we may elect to do so.

We will determine the voting interests of the Contract Owner (or the assignee) in the Funds as follows: Contract Owners are entitled to give us voting instructions with respect to Portfolio shares attributable to them as described above, determined on the record date for the shareholder meeting for that Portfolio. Therefore, if a Contract Owner has taken a loan secured by the Contract, amounts transferred from the Variable Sub-Account(s) to the Loan Account in connection with the loan (see "Access to Your Money--Contract Loans," page 22) will not be considered in determining the voting interests of the Contract Owner. You should review the prospectuses for the Funds which accompany this prospectus to determine matters on which Fund shareholders may vote.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require us to vote the shares so as to cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for any of the Portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Contract Owners in the investment objectives or the investment adviser of the Funds if we reasonably disapprove of such changes. We will disapprove a change only if the proposed change would be contrary to state law or prohibited by state regulatory authorities. If we do disregard voting instructions, we will include a summary of that action and the reasons for it in the next periodic report to Contract Owners.

STATEMENTS TO CONTRACT OWNERS
The Company will maintain all records relating to the Variable Account and the Variable Sub-Accounts. At least once each Contract Year, we will send to each Contract Owner a statement showing the coverage amount and the Account Value of the Contract (indicating the number of Accumulation Units credited to the Contract in each Variable Sub-Account and the corresponding Accumulation Unit Value), and any outstanding loan secured by the Contract as of the date of the statement. The statement will also show premium paid, Monthly Deduction Amounts under the Contract since the last statement, and any other information required by any applicable law or regulation.

LIMIT ON RIGHT TO CONTEST
We may not contest the validity of the Contract after it has been in effect during the Insured's lifetime for two years from the Contract Date. If the Contract is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Specified Amount for which evidence of insurability was obtained is contestable for two years from the effective date of the increase. In addition, if the Insured dies by suicide while sane or self destruction while insane in the two-year period after the Contract Date, or suchperiod as specified in state law, the benefit payable will be limited to the premiums paid less any Indebtedness and partial withdrawals. If the Insured dies by suicide while sane or self-destruction while insane in the two-year period following an increase in the Specified Amount, the benefit payable with respect to the increase will be limited to the additional premium paid for such increase, less any Indebtedness and partial withdrawals.

MISSTATEMENT AS TO AGE AND SEX
If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the Contract.

BENEFICIARY
You name the beneficiary in your application for the Contract. You may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to the Company. If no beneficiary is living when the Insured dies, we will pay the proceeds to the Contract Owner if living; otherwise to the Contract Owner's estate.

ASSIGNMENT
Unless required by state law, the Contract may not be assigned as collateral for a loan or other obligation.

DIVIDENDS
No dividends will be paid under the Contracts.

DISTRIBUTION OF THE CONTRACTS
ALFS, Inc. ("ALFS"), 3100 Sanders Road, Northbrook Illinois, a wholly owned subsidiary of Allstate Life, acts as the principal underwriter of the Contracts. ALFS is registered as a broker-dealer under the Securities Exchange Act of 1934

                            25     PROSPECTUS
and a member of the National Association of Securities Dealers, Inc. Contracts are sold by registered representatives of unaffiliated broker-dealers or bank employees who are licensed insurance agents appointed by the Company, either individually or through an incorporated insurance agency and who have entered into a selling agreement with ALFS and the Company to sell the Contracts. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934, pursuant to legal and regulatory exceptions.

Commissions paid may vary, but in the aggregate are not anticipated to exceed 8.50% of any purchase payment. These commissions are intended to cover distribution expenses. In addition, sales of the Contract may count toward incentive program awards for the registered representative.

The underwriting agreement with ALFS provides for indemnification of ALFS by the Company for liability to Contract Owners arising out of services rendered or Contracts issued.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS
The assets of the Variable Account are held by the Company. The assets of the Variable Account are kept physically segregated and held separate and apart from the general account of the Company. The Company maintains records of all purchases and redemptions of shares of the Funds.

FEDERAL TAX MATTERS
-------------------------------------------------------------------

INTRODUCTION
The following discussion is general and is not intended as tax advice. The Company makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract. Federal, state, local and other tax consequences of ownership or purchase of a life insurance policy depend upon your circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a qualified tax advisor.

TAXATION OF THE COMPANY AND THE VARIABLE ACCOUNT
The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. The Separate Account is not an entity separate from the Company and its operations form a part of the Company. As a consequence, the Separate Account will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under current federal tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts. Generally, reserves are amounts that the Company is legally required to accumulate and maintain in order to meet future obligations under the Contracts. The Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account. Therefore, we do not intend to make provisions for any such taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may impose a charge against the Separate Account in order to make provisions for any such taxes.

TAXATION OF CONTRACT BENEFITS
In order to qualify as a life insurance policy for federal income tax purposes, the Contract must meet the definition of a life insurance policy set forth in
Section 7702 of the Code. Section 7702 limits the amount of premiums that may be invested in a Contract that qualifies as life insurance. The Contract is structured to meet the Section 7702 definition of a life insurance policy. This means that the Death Benefit is excluded from the beneficiary's gross income under Section 101(a) of the Code and you are not taxed on increases in the contract value until a distribution occurs.

If a Contract fails to qualify as life insurance under Section 7702, the Contract will not provide most of the tax advantages normally provided by life insurance. The Company has the right to amend the Contracts to comply with any future changes in the Code, any regulations or rulings under the Code and any other requirements imposed by the Internal Revenue Service.

If you surrender the Contract, you are subject to income tax on the portion of the distribution that exceeds the investment in the contract. The investment in the contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income.

If the Contract is not treated as a modified endowment contract, then Contract loans are not generally treated as taxable distributions, and you are generally taxed on partial withdrawals to the extent the amount distributed exceeds the

                            26     PROSPECTUS
investment in the contract. In certain situations, partial withdrawals, or reduction in benefits during the first fifteen years of the Contract may result in a taxable distribution before the investment in the contract is recovered. Interest paid on a Contract loan is generally not deductible. Withdrawals and loans from modified endowment contracts are subject to less favorable tax treatment.

If you are Owner and Insured under the Policy, the Death Benefit will be included in your gross estate for federal estate tax purposes if the proceeds are payable to your estate. If the beneficiary is not your estate, but you retain incidents of ownership in the Contract, the Death Benefit will also be included in your gross estate. Examples of incidents of ownership include:

- the right to change beneficiaries,

- to assign the Contract,

- to revoke an assignment,

- to pledge the Contract, or

- to obtain a Contract loan.

If you are Owner and Insured under the Contract, and you transfer all incidents of ownership in the Contract, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the Contract or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor.

The Contract may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a Contract in any of these arrangements, you should consult a qualified tax advisor regarding the tax attributes of the particular arrangement.

MODIFIED ENDOWMENT CONTRACTS
A life insurance policy is treated as a "modified endowment contract" under
Section 7702A of the Code if it meets the definition of life insurance in
Section 7702, but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A. The large single premium permitted under the Contract (which is equal to 100% of the "Guideline Single Premium" as defined in Section 7702 of the Code) does not meet the specific computational rules for the seven pay test provided in Section 7702A. Therefore, the Contract will generally be treated as a modified endowment contract. An exchange under Section 1035 of the Tax Code of a life insurance policy that is not a modified endowment contract will not cause the new policy to be a modified endowment contract if no additional premiums are paid. An exchange under Section 1035 of the Code of a life insurance policy that is a modified endowment contract for a new life insurance policy will always cause the new policy to be a modified endowment contract.

A Contract that is classified as a modified endowment contract is generally eligible for the beneficial tax treatment accorded to life insurance. The death benefit is excluded from income and increases in Contract Value are not subject to current taxation. If you receive any amount as a Contract loan from a modified endowment contract, or assign or pledge any part of the value of the Contract, such amount is treated as a distribution. Unlike other life insurance policies, withdrawals and distributions made before the insured's death are treated as taxable income first, then as recovery of investment in the contract. The taxable portion of any distribution from a modified endowment contract is subject to a 10% penalty tax, except as follows:

- distributions made on or after the date on which the taxpayer attains age 59 1/2;

- distributions attributable to the taxpayer's becoming disabled (within the meaning of Section 72(m)(7) of the Code);

- or any distribution that is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

All modified endowment contracts that are issued within any calendar year to the same owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any distributions.

DIVERSIFICATION REQUIREMENTS
For a Contract to qualify as a variable life insurance policy for federal tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Contract will not be treated as a variable life insurance policy for federal income tax purposes. As a result, you will be taxed on the excess of the contract value over the investment in the contract. Although the Company does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

                            27     PROSPECTUS

OWNERSHIP TREATMENT
The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Separate Account investments may cause an investor to be treated as the owner of the Separate Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the Separate Account.

Your rights under this Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of Separate Account assets. For example, you have the choice to allocate premiums and contract values among more investment options. Also, you may be able to transfer among investment options more frequently than in such rulings. These differences could result in you being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. The Company does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Contract will be successful.

PERFORMANCE INFORMATION
-------------------------------------------------------------------

From time to time, we may quote performance information for the Variable Sub-Accounts in advertisements, sales literature, or reports to Contract Owners or prospective investors.

We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical Investor's cash value or death benefit. We also may present the yield or total return of the Variable Sub-Accounts based on a hypothetical investment in a Contract. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the Variable Sub-Accounts, or the Portfolios in which they invest. The performance information shown may reflect the deduction of only some of the applicable charges to the Contract. We may, for example, exclude the deduction of one or more charges, such as the premium tax charge or Withdrawal Charge, and we generally expect to exclude cost of insurance charges because of the individual nature of these charges.

We may compare a Variable Sub-Account's performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications. We also may advertise ratings of the Company's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

Performance information for any Variable Sub-Account reflects the performance of a hypothetical Contract and are not illustrative of how actual investment performance would affect the benefits under your Contract. Therefore, you should not consider such performance information to be an estimate or guarantee of future performance.

ADDITIONAL INFORMATION ABOUT THE COMPANY
-------------------------------------------------------------------

The Company also acts as the sponsor for six other of its separate accounts that are registered investment companies: Glenbrook Life and Annuity Company Variable Annuity Account, Glenbrook Life and Annuity Company Separate Account A, Glenbrook Life AIM Variable Life Separate Account A, Glenbrook Life Variable Life Separate

                            28     PROSPECTUS

Account B, Glenbrook Life Scudder Variable Account (A), and Glenbrook Life Multi-Manager Variable Account. The officers and employees of the Company are covered by a fidelity bond in the amount of $5,000,000. No person beneficially owns more than 5% of the outstanding voting stock of The Allstate Corporation, of which the Company is an indirect wholly owned subsidiary.

EXECUTIVE OFFICERS AND DIRECTORS OF THE COMPANY
The directors and executive officers of the Company are listed below, with information as to their ages, dates of election and principal business occupations during the last five years (if other than their present business occupations).

  DIRECTORS
  Margaret G. Dyer
  Marla G. Friedman
  John C. Lounds
  J. Kevin McCarthy
  Michael J. Velotta
  Steven C. Verney
  Thomas J. Wilson, II

  EXECUTIVE OFFICERS
  Thomas J. Wilson, II                                President and Chief Executive Officer
  Michael J. Velotta                                  Vice President, Secretary and General Counsel
  Samuel H. Pilch                                     Vice President and Controller
  Steven C. Verney                                    Vice President and Financial Officer
  Kevin R. Slawin                                     Vice President
  Marla G. Friedman                                   Vice President
  Karen C. Gardner                                    Vice President
  John R. Hunter                                      Vice President
  Casey J. Sylla                                      Chief Investment Officer
  James P. Zils                                       Treasurer

THOMAS J. WILSON, II, 43, Director and President (1999)*, and Chief Executive Officer (2000)*

Also Director and Senior Vice President (1995-Present), and Chief Financial Officer (1995-1998) of Allstate Insurance Co.; Director (1999-Present) of ALFS, Inc.; Director (1995-Present), President (1999-Present), and Chairman of the Board (2000-Present) of Allstate Life Insurance Co.; Director and President (1999-Present), Chief Executive Officer (2000-Present), Chief Operating Officer (1999-2000), and Vice Chairman (1999) of Northbrook Life Insurance Company; Director (1999-Present), President (1998-Present), and Chairman of the Board (2000-Present) of Allstate Life Insurance Co. of New York; Director, Chairman of the Board, and Chief Executive Officer (1999-Present) of Lincoln Benefit Life Company; Director, Chairman of the Board, and Chief Executive Officer (1999-Present) of Surety Life Insurance Company; Director (1999-Present) of American Heritage Life Insurance Co.; Director and President (1999-Present) of American Heritage Life Investment Corporation; Director and President (1999-Present), Chairman of the Board (2000-Present) of Charter National Life Insurance Co.; Director and President (1999-Present), Chief Executive Officer (2000-Present) of Intramerica Life Insurance Co.; Managing Director (1999-Present) of LSA Asset Management, LLC; Director and Chairman of the Board
(1999) of Laughlin Group Holdings, Inc.; Director (1999-Present) of AFD, Inc.; Director (2000-Present) of AFDW, Inc.; Director (2000-Present) of Allstate Assignment Company; President and Manager (1999-Present) Allstate Financial Advisors, LLC; Manager (2000-Present) Allstate Financial Services, LLC; Director and President (1999-Present), Chairman of the Board (2000-Present) of Allstate Settlement Corporation; and Director, President, and Chairman of the Board
(2001) of Provident National Assurance Company.

MICHAEL J. VELOTTA, 55, Director (1992)*, Vice President, Secretary and General Counsel (1993)*

Also Director and Secretary (1993-Present) of ALFS, Inc.; Director (1992-Present), Secretary and General Counsel (1993-Present), Senior Vice President (1999-Present), and Vice President (1993-1999) of Allstate Life Insurance Company; Director (1992-Present), Vice President, Secretary, and General Counsel (1993-Present) of Allstate Life Insurance Company of New York; Director (1992-1997), Vice President, Secretary and General Counsel (1993-1997) of Glenbrook Life Insurance Company; Director (1992-Present), Vice President, Secretary, and General Counsel (1993-Present) of Northbrook Life Insurance Company; Director (1993-Present), Assistant Secretary (1995-Present), and Assistant General Counsel (2000-Present) of Lincoln Benefit Life Company; Director (1993-Present), Assistant Secretary (1995-Present), and Assistant General Counsel (2000-Present) of Surety Life Insurance Company; Director and Secretary (1999-Present) of AFD, Inc.; Director and Secretary (2000-Present) of AFDW, Inc.; Director, Vice President, and Secretary (2000-Present) of Allstate Assignment Company; Assistant Secretary (1999-2000) of Allstate Distributors, LLC; Manager, Secretary, and General Counsel (1999-Present) of Allstate Financial Advisors, LLC; Vice President and Secretary (1999-Present), Manager (2000-Present), and General Counsel (1999-2000) of Allstate Financial Services, LLC; Vice President, Assistant Secretary, and Assistant General Counsel (1999-Present), and Assistant Vice President (1998-1999) of Allstate Insurance Company; Director (1993-Present) and Secretary (1994-Present) of Allstate Settlement Corporation; Director, Vice President, Secretary, and General Counsel (1999-Present) of Charter National Life Insurance Company; Director, Vice President, Secretary, and General Counsel (1999-Present) of Intramerica Life Insurance Company; Managing Director, Secretary, and General Counsel (1999-Present) of LSA Asset Management, LLC; Director and Secretary (1995-2000) and General Counsel (1997-2000) of Laughlin Group Holdings, Inc.; and Director, Secretary, and General Counsel (2001) of Provident National Assurance Company.

                            29     PROSPECTUS

JOHN R. HUNTER, 46, Vice President (1999)*

Also Vice President (1999-Present) and Assistant Vice President (1990-1999) of Allstate Life Insurance Company; Vice President (2000-Present) and Assistant Vice President (1996-1998) of Allstate Life Insurance Company of New York; President and Chief Executive Officer (1998-Present) and Director (1999-Present) of ALFS, Inc.; Director (1996-1997) of Glenbrook Life Insurance Company; Vice President (1999-Present), Director (1994-2000), Assistant Vice President (1990-1999), and First Vice President (1995-1998) of Northbrook Life Insurance Company; Director and President (1999-Present) of AFD, Inc.; President (2000-Present) of AFDW, Inc.; Managing Director and Executive Committee Member
(1999) of Allstate Distributors, LLC; Manager (1999-2000) of Allstate Financial Services, LLC; Vice President (1999-Present) and Director (1999-2000) of Charter National Life Insurance Company; Vice President (2000-Present) and Director (1999-2000) of Intramerica Life Insurance Company; Managing Director and President (1999-Present) of LSA Asset Management, LLC; and Director (1996-2000) of Laughlin Group Holdings, Inc..

MARLA G. FRIEDMAN, 47, Vice President (1996)* and Director (2000)*

Also Director (1991-Present), Senior Vice President (1999-Present), and Vice President (1998-1999) of Allstate Life Insurance Company; Director (1993-1996) of ALFS, Inc.; Director (1997-Present), Vice President (1997-Present), and Assistant Vice President (1996-1997) of Allstate Life Insurance Company of New York; Director (1995-1996) of Allstate Settlement Corporation; Director (1991-1996), President and Chief Operating Officer (1995-1996), and Vice President (1996-1997) of Glenbrook Life Insurance Company; Director (2000-Present) and (1989-1996), Vice President (1996-Present), and President and Chief Operating Officer (1995-1996) of Northbrook Life Insurance Company; Director and Vice Chairman of the Board (1995-1996) of Laughlin Group Holdings, Inc.; Director and Vice President (1999-Present) of Charter National Life Insurance Company; Director and Vice President (1999-Present) of Intramerica Life Insurance Company; and Director and Senior Vice President (2001) of Provident National Assurance Company.

KAREN C. GARDNER, 47, Vice President (1999)*

Also Vice President--Tax (2000-Present) of Allstate Financial Services, LLC; Vice President (1996-Present) of Allstate Insurance Company; Vice President (1997-1998) of ALFS, Inc.; Vice President (1996-Present) of Allstate Life Insurance Company; Vice President (1996-Present) of Allstate Life Insurance Company of New York; Vice President (1996-Present) of Northbrook Life Insurance Company; Assistant Vice President (1996-Present) of Lincoln Benefit Life Company; Assistant Vice President (1996-Present) of Surety Life Insurance Company; Vice President (1999-Present) of AFD, Inc.; Vice President (2000-Present) of AFDW, Inc.; Vice President (2000-Present) of Allstate Assignment Company; Vice President (1999-Present) of Allstate Distributors, LLC; Vice President (2000-Present) of Allstate Settlement Corporation; Assistant Vice President (1999-Present) of American Heritage Life Investment Corporation; Vice President (1999-Present) of Charter National Life Insurance Company; Vice President (1996-1997) of Glenbrook Life Insurance Company; Vice President (1999-Present) of Intramerica Life Insurance Company; Vice President (1996-2000) of Laughlin Group Holdings, Inc.; and Vice President--Tax (2001) of Provident National Assurance Company.

KEVIN R. SLAWIN, 44, Vice President (1996)*

Also Assistant Vice President and Assistant Treasurer (1995-1996) of Allstate Insurance Company; Director (1996-Present) and Assistant Treasurer (1995-1996) of ALFS, Inc.; Director (1996-Present), Senior Vice President (1999-Present), Vice President (1996-1999), and Assistant Treasurer (1995-1996) of Allstate Life Insurance Company; Director and Vice President (1996-2000), and Assistant Treasurer (1995-1996) of Allstate Life Insurance Company of New York; Director and Vice President (1996-1997), and Assistant Treasurer (1995-1996) of Glenbrook Life Insurance Company; Vice President (1996-Present), Director (1996-2000), and Assistant Treasurer (1995-1996) of Northbrook Life Insurance Company; Director (1996-2000) and Assistant Treasurer (1995-1996) of Laughlin Group Holdings, Inc.; Director (1996-Present) of Lincoln Benefit Life Company; Director (1996-Present) of Surety Life Insurance Company; Director (1999-Present) of AFD, Inc.; Director and Vice President (2000-Present) of Allstate Assignment Company; Manager (1999-Present) of Allstate Financial Advisors, LLC; Director and Vice President (1996-Present), and Assistant Treasurer (1995-1996) of Allstate Settlement Corporation; Vice President (1999-Present) and Director (1999-2000) of Charter National Life Insurance Company; Director and Vice President (1999-2000) of Intramerica Life Insurance Company; and Managing Director (1999-2000) of LSA Asset Management, LLC;

CASEY J. SYLLA, 58, Chief Investment Officer (1995)*

Also Director, Senior Vice President, and Chief Investment Officer (1995-Present) of Allstate Insurance Company; Director and Chief Investment Officer (1995-Present) of Allstate Life Insurance Company; Chief Investment Officer (1995-Present) of Allstate Life Insurance Company of New York; Chief Investment Officer (1995-1997) of Glenbrook Life Insurance Company; Chief Investment Officer (1995-Present) and Director (1995-2000) of Northbrook Life Insurance Company; Chief Investment Officer (2000-Present) of Allstate Assignment Company; Chief

                            30     PROSPECTUS

Investment Officer (1995-Present) of Allstate Settlement Corporation; Chief Investment Officer (1999-Present) and Director (1999-2000) of Charter National Life Insurance Company; Chief Investment Officer (1999-Present) of Intramerica Life Insurance Company; and Chief Investment Officer (2001) of Provident National Assurance Company.

JAMES P. ZILS, 50, Treasurer (1995)*

Also Vice President and Treasurer (1995-Present) of Allstate Insurance Company; Assistant Treasurer (2000-Present) and Treasurer (1995-2000) of ALFS, Inc.; Treasurer (1995-Present) of Allstate Life Insurance Company; Treasurer (1995-Present) of Allstate Life Insurance Company of New York; Treasurer (1995-1997) of Glenbrook Life Insurance Company; Treasurer (1995-2000) of Laughlin Group Holdings, Inc.; Assistant Treasurer (2000-Present) and Treasurer
(2000) of AFD, Inc.; Treasurer (2000-Present) of AFDW, Inc.; Treasurer (2000) of Allstate Assignment Company; Assistant Treasurer (2000-Present) and Treasurer (1999-2000) of Allstate Distributors, LLC; Treasurer (1999-Present) of Allstate Financial Advisors, LLC; Assistant Treasurer (1999-Present) of Allstate Financial Services, LLC; Treasurer (1995-Present) of Allstate Settlement Corporation; Treasurer (1995-Present) of Northbrook Life Insurance Company; Assistant Treasurer (2000-Present) of American Heritage Life Insurance Company; Treasurer (1999-Present) of American Heritage Life Investment Corporation; Treasurer (1999-Present) of Charter National Life Insurance Company; Assistant Treasurer (2000-Present) of Columbia Universal Life Insurance Company; Assistant Treasurer (2000-Present) of Concord Heritage Life Insurance Company, Inc.; Treasurer (1999-Present) of Intramerica Life Insurance Company; Assistant Treasurer (2000-Present) of Keystone State Life Insurance Company; Treasurer (1999-Present) of LSA Asset Management,LLC.; Assistant Treasurer (1999-Present) of Lincoln Benefit Life Company; Treasurer (2001) of Provident National Assurance Company; and Assistant Treasurer (1999-Present) of Surety Life Insurance Company.

SAMUEL H. PILCH, 54, Vice President (2000)* and Controller (1999)*

Also Controller (1996-Present), Group Vice President (1999-Present), and Vice President (1996-1999) of Allstate Insurance Company; Vice President (2000-Present) and Controller (1999-Present) of Allstate Life Insurance Company; Controller (1999-Present) of Allstate Life Insurance Company of New York; Vice President and Controller (2000-Present) of Allstate Assignment Company; Vice President (2000-Present) and Controller (1999-Present) of Allstate Settlement Corporation; Controller (1999-Present) and Vice President (2000-Present) of Northbrook Life Insurance Company; Vice President (1999-Present) of American Heritage Life Investment Corporation; Controller (1999-Present) and Vice President (2000-Present) of Charter National Life Insurance Company; Controller (2000-Present) of Columbia Universal Life Insurance Company; Controller (1999-Present) of Intramerica Life Insurance Company; Vice President and Controller (2000-Present) of Lincoln Benefit Life Company; Controller (2001) of Provident National Assurance Company; and Vice President and Controller (2000-Present) of Surety Life Insurance Company.

MARGARET G. DYER, 48, Director (2000)*

Also Director (2000-Present) of Allstate Assignment Company; Director and Senior Vice President (1999-Present) of Allstate Life Insurance Company; Director (2000-Present) of Allstate Life Insurance Company of New York; Director (2000-Present) of Allstate Settlement Corporation; Director (2000-Present) of Charter National Life Insurance Company; Director (2000-Present) of Northbrook Life Insurance Company; Director (2000-Present) of Intramerica Life Insurance Company; and Director and Senior Vice President (2001) of Provident National Assurance Company.

JOHN C. LOUNDS, 51, Director (2000)*

Also Manager (1999-Present) of Allstate Financial Advisors, LLC; Director (1994-Present), Senior Vice President (1999-Present), and Vice President (1994-1999) of Allstate Life Insurance Company; Director (2000-Present) of Allstate Life Insurance Company of New York; Director (1994-Present), Senior Vice President (1999-Present), and President (1994-1999) of Allstate Settlement Corporation; Director (2000-Present) of Northbrook Life Insurance Company; Director and Vice President (1999-Present) of Charter National Life Insurance Company; Director (2000-Present) of Intramerica Life Insurance Company; Director (1995-2000) and Vice President (1997-2000) of Laughlin Group Holdings, Inc.; and Director and Senior Vice President (2001) of Provident National Assurance Company.

JOHN K. MCCARTHY, 47, Director (2000)*

Also Director (2000-Present) of AFDW, Inc.; Manager (2000-Present) of Allstate Financial Services, LLC; Director and Senior Vice President (2000-Present) of Allstate Life Insurance Company; Director (2000-Present) of Allstate Life Insurance Company of New York; Director (2000-Present) of Northbrook Life Insurance Company; Director (2000-Present) of Charter National Life Insurance Company; Director (2000-Present) of Intramerica Life Insurance Company; Director (2000-Present) of Lincoln Benefit Life Company; Director and Senior Vice President (2001) of Provident National Assurance Company; and Director (2000-Present) of Surety Life Insurance Company.

                            31     PROSPECTUS

STEVEN C. VERNEY, 42, Director (2000)* and Vice President (2001)* and Principal Financial Officer (2001)*

Also Director (2000-Present) of Allstate Assignment Company; Assistant Vice President (1997-2000) of Allstate Insurance Company; Director (2000-Present) and Vice President (1999-Present) of Allstate Life Insurance Company; Director and Vice President (2000-Present) of Allstate life Insurance Company of New York; Director (2000-Present) of Allstate Settlement Corporation; Director (2000-Present) of Northbrook Life Insurance Company; Director (2000-Present) of American Heritage Life Insurance Company; Director (2000-Present) of Charter National Life Insurance Company; Director and Vice President (2000-Present) of Intramerica Life Insurance Company; Managing Director (2001) of LSA Asset Management, LLC; and Director and Senior Vice President of Provident National Assurance Company.

*  Date elected to current office.

LEGAL PROCEEDINGS
From time to time the Company is involved in pending or threatened litigation in the normal course of its business in which claims for monetary damages are asserted. Management, after consultation with legal counsel, does not anticipate the ultimate liability arising from such pending or threatened litigation will have a material effect on the financial condition of the Company or the Variable Account.

LEGAL MATTERS
Foley & Lardner, Washington, D.C., has advised the Company on certain federal securities law matters. All matters of state law pertaining to the Contracts, including the validity of the Contracts and the Company's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of the Company.

REGISTRATION STATEMENT
We have filed a registration statement with respect to the Contracts with the SEC under the Securities Act of 1933, as amended. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits, to all of which reference is made for further information concerning the Variable Account, the Funds, the Company, and the Contracts. The exhibits to the registration statement include hypothetical illustrations of the Contract that show how the Death Benefit, Account Value and Cash Surrender Value could vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Variable Account equal to annual rates of 0%, 6%, and 12%, an initial premium of $10,000, Insureds in the standard rating class, and based on current and guaranteed Contract charges. Personalized illustrations provided by the Company upon request will be based on the methodology and format of these hypothetical illustrations as appropriate.

EXPERTS

The financial statements of the Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, and the related financial statement schedule included in this prospectus, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000, and for each of the periods in the three years then ended included in this prospectus, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Actuarial matters included in the Company's registration statement including the hypothetical Policy illustrations, have been examined by Dean Way, Actuary of the Company and are included in reliance upon his opinion as to their reasonableness.

FINANCIAL INFORMATION

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the three years then ended, the financial statements of the Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, the related financial statement schedule, and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and schedule of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                            32     PROSPECTUS

                            FINANCIAL STATEMENTS

                                     INDEX

                                                                            PAGE
                                                                            ----
Independent Auditors' Report..............................................   F-1
Financial Statements:
  Statements of Financial Position
    December 31, 2000 and 1999............................................   F-2
  Statements of Operations and Comprehensive Income for the Years Ended
    December 31, 2000, 1999 and 1998......................................   F-3
  Statements of Shareholder's Equity for the Years Ended
    December 31, 2000, 1999 and 1998......................................   F-4
  Statements of Cash Flows for the Years Ended
    December 31, 2000, 1999 and 1998......................................   F-5
Notes to Financial Statements.............................................   F-6
Schedule IV--Reinsurance for the Years Ended
  December 31, 1998, 1999 and 2000........................................  F-12

                            33    PROSPECTUS

GLENBROOK PROVIDER VARIABLE LIFE

Glenbrook Life and Annuity Company
300 N. Milwaukee Ave.
Vernon Hills, IL 60061
Telephone (800) 755-5275                          Prospectus dated May 1, 2001

--------------------------------------------------------------------------------

This prospectus describes the "GLENBROOK PROVIDER VARIABLE LIFE," a modified single premium variable life insurance contract ("CONTRACT") offered by Glenbrook Life and Annuity Company ("we", "us", or the "Company") for prospective insured persons age 0-85. The Contract lets you, as the Contract Owner, pay a significant single premium and, subject to restrictions, additional premiums.

The Contracts are modified endowment contracts for federal income tax purposes, except in certain cases described under "FEDERAL TAX MATTERS," page 24. You will be taxed on any loan, distribution or other amount you receive from a modified endowment contract during the life of the insured to the extent of any accumulated income in the contract. Any amounts that are taxable distributions will be subject to a 10% penalty, with certain exceptions.

The minimum initial premium we will accept is $10,000. We allocate premiums to Glenbrook Life Variable Life Separate Account A ("VARIABLE ACCOUNT"). The Variable Account is divided into Variable Sub-Accounts, each of which invests in an investment portfolio ("Portfolio") of a underlying fund ("Fund"). The Contract is offered through different distribution channels. Different funds may be offered under a different prospectus. Presently, the Variable Sub-Accounts offered by this Prospectus invest in Portfolios of the following Funds:

       AIM Variable Insurance Funds
       Dreyfus Stock Index Fund
       American Century Variable Portfolios (VP), Inc.
       Dreyfus Variable Investment Fund (VIF)
       The Dreyfus Socially Responsible Growth Fund, Inc.
       Fidelity Variable Insurance Products Fund
       MFS-Registered Trademark- Variable Insurance Trust-SM-

There is no guaranteed minimum Account Value for a Contract. The Account Value of your Contract will vary up or down to reflect the investment experience of the Variable Sub-Accounts to which you have allocated premiums. You bear the investment risk for all amounts so allocated. The Contract continues in effect so long as its Cash Surrender Value is sufficient to pay the monthly charges under the Contract ("MONTHLY DEDUCTION AMOUNT").

The Contracts provide for an Initial Death Benefit shown on the Contract Data Page. The death benefit ("DEATH BENEFIT") payable under a Contract may be greater than the Initial Death Benefit but, so long as the Contract continues in effect and if no withdrawals are made, it will never be less than the Initial Death Benefit. The Account Value will, and under certain circumstances the Death Benefit of the Contract may, increase or decrease based on the investment experience of the Portfolios to which you have allocated premiums. At the death of the Insured, we will pay Death Benefit proceeds to the beneficiary.

It may not be to your advantage to purchase variable life insurance either as a replacement for your current life insurance or if you already own a variable life insurance contract.
--------------------------------------------------------------------------------


                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                   DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                   HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
                   PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                   FEDERAL CRIME.
                   THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
    IMPORTANT      HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL
     NOTICES       INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
                   CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
                   BY SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY.
                   INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                   INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE CONTRACTS ARE NOT
                   FDIC INSURED.


                            1   PROSPECTUS

TABLE OF CONTENTS
-------------------------------------------------------------------

                                                                        PAGE
-----------------------------------------------------------------------------
SPECIAL TERMS                                                               3
-----------------------------------------------------------------------------
SUMMARY                                                                     5
-----------------------------------------------------------------------------
THE COMPANY                                                                10
-----------------------------------------------------------------------------
THE VARIABLE ACCOUNT                                                       11
-----------------------------------------------------------------------------
   General                                                                 11
-----------------------------------------------------------------------------
   Funds                                                                   11
-----------------------------------------------------------------------------
THE CONTRACT                                                               13
-----------------------------------------------------------------------------
   Application for a Contract                                              13
-----------------------------------------------------------------------------
   Premiums                                                                13
-----------------------------------------------------------------------------
   Allocation of Premiums                                                  14
-----------------------------------------------------------------------------
   Accumulation Unit Values                                                14
-----------------------------------------------------------------------------
DEDUCTIONS AND CHARGES                                                     15
-----------------------------------------------------------------------------
   Monthly Deductions                                                      15
-----------------------------------------------------------------------------
      Cost of Insurance Charge                                             15
-----------------------------------------------------------------------------
      Tax Expense Charge                                                   15
-----------------------------------------------------------------------------
      Administrative Expense Charge                                        16
-----------------------------------------------------------------------------
   Other Deductions                                                        16
-----------------------------------------------------------------------------
      Mortality and Expense Risk Charge                                    16
-----------------------------------------------------------------------------
      Annual Maintenance Fee                                               16
-----------------------------------------------------------------------------
      Taxes Charged Against the Variable Account                           16
-----------------------------------------------------------------------------
      Charges Against the Funds                                            16
-----------------------------------------------------------------------------
      Withdrawal Charge                                                    16
-----------------------------------------------------------------------------
      Due and Unpaid Premium Tax Charge                                    16
-----------------------------------------------------------------------------
CONTRACT BENEFITS AND RIGHTS                                               17
-----------------------------------------------------------------------------
   Death Benefit                                                           17
-----------------------------------------------------------------------------
   Accelerated Death Benefit                                               17
-----------------------------------------------------------------------------
   Confinement Waiver Benefit                                              17
-----------------------------------------------------------------------------
   Account Value                                                           18
-----------------------------------------------------------------------------
   Transfer of Account Value                                               18
-----------------------------------------------------------------------------
   Dollar Cost Averaging                                                   18
-----------------------------------------------------------------------------
   Automatic Portfolio Rebalancing                                         18
-----------------------------------------------------------------------------
ACCESS TO YOUR MONEY                                                       20
-----------------------------------------------------------------------------
   Contract Loans                                                          20
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   Amount Payable on Surrender of the Contract                             20
                                                                        PAGE
-----------------------------------------------------------------------------
   Partial Withdrawals                                                     20
-----------------------------------------------------------------------------
   Payment Options                                                         21
-----------------------------------------------------------------------------
   Maturity                                                                21
-----------------------------------------------------------------------------
   Lapse and Reinstatement                                                 21
-----------------------------------------------------------------------------
   Cancellation and Exchange Rights                                        21
-----------------------------------------------------------------------------
   Suspension of Valuation, Payments and Transfers                         22
-----------------------------------------------------------------------------
   Last Survivor Contracts                                                 22
-----------------------------------------------------------------------------
OTHER MATTERS                                                              23
-----------------------------------------------------------------------------
   Voting Rights                                                           23
-----------------------------------------------------------------------------
   Statements to Contract Owners                                           23
-----------------------------------------------------------------------------
   Limit on Right to Contest                                               23
-----------------------------------------------------------------------------
   Misstatement as to Age and Sex                                          23
-----------------------------------------------------------------------------
   Beneficiary                                                             23
-----------------------------------------------------------------------------
   Assignment                                                              23
-----------------------------------------------------------------------------
   Dividends                                                               23
-----------------------------------------------------------------------------
   Distribution of the Contracts                                           23
-----------------------------------------------------------------------------
   Safekeeping of the Variable Account's Assets                            24
-----------------------------------------------------------------------------
FEDERAL TAX MATTERS                                                        24
-----------------------------------------------------------------------------
   Introduction                                                            24
-----------------------------------------------------------------------------
   Taxation of the Company and the Variable Account                        24
-----------------------------------------------------------------------------
   Taxation of Contract Benefits                                           24
-----------------------------------------------------------------------------
   Modified Endowment Contracts                                            25
-----------------------------------------------------------------------------
   Diversification Requirements                                            25
-----------------------------------------------------------------------------
   Ownership Treatment                                                     26
-----------------------------------------------------------------------------
PERFORMANCE INFORMATION                                                    26
-----------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT THE COMPANY                                   26
-----------------------------------------------------------------------------
   Executive Officers and Directors of the Company                         27
-----------------------------------------------------------------------------
   Legal Proceedings                                                       30
-----------------------------------------------------------------------------
   Legal Matters                                                           30
-----------------------------------------------------------------------------
   Registration Statement                                                  30
-----------------------------------------------------------------------------
   Experts                                                                 30
-----------------------------------------------------------------------------
   Financial Information                                                   31
-----------------------------------------------------------------------------
FINANCIAL STATEMENTS                                                       32
-----------------------------------------------------------------------------

                            2      PROSPECTUS

SPECIAL TERMS
-------------------------------------------------------------------

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE                               The aggregate value under a Contract of the Variable
                                            Sub-Accounts and the Loan Account.
--------------------------------------------------------------------------------------------------------

ACCUMULATION UNIT                           An accounting unit of measure used to calculate the value of a Variable Sub-Account.
--------------------------------------------------------------------------------------------------------

AGE                                         The Insured's age at the Insured's last birthday.
--------------------------------------------------------------------------------------------------------

CASH SURRENDER VALUE                        The Cash Value less all Indebtedness and the annual
                                            maintenance fee, if applicable.
--------------------------------------------------------------------------------------------------------

CASH VALUE                                  The Account Value less any applicable withdrawal charges and due and unpaid Premium Tax Charges.
--------------------------------------------------------------------------------------------------------

CODE                                        The Internal Revenue Code of 1986, as amended.
--------------------------------------------------------------------------------------------------------

CONTRACT ANNIVERSARY                        The same day and month as the Contract Date for each
                                            subsequent year the Contract remains in force.
--------------------------------------------------------------------------------------------------------

CONTRACT DATE                               The date on or as of which coverage under a Contract becomes effective and the date from which Contract Anniversaries,
                                            Contract Years and Contract Months are determined.
--------------------------------------------------------------------------------------------------------

CONTRACT OWNER                              The person having rights to benefits under the Contract
                                            during the lifetime of the Insured; the Contract Owner may or may not be the Insured.
--------------------------------------------------------------------------------------------------------

CONTRACT YEARS                              Annual periods computed from the Contract Date.
--------------------------------------------------------------------------------------------------------

DEATH BENEFIT                               The greater of (1) the Specified Amount or (2) the Account
                                            Value on the date of death multiplied by the Death Benefit ratio as specified in the Contract.
--------------------------------------------------------------------------------------------------------

FREE WITHDRAWAL AMOUNT                      The amount of a surrender or partial withdrawal that is not subject to a withdrawal charge. This amount in any Contract
                                            Year is 15% of total premiums paid.
--------------------------------------------------------------------------------------------------------

FUNDS                                       The registered management investment companies in which
                                            assets of the Variable Account may be invested.
--------------------------------------------------------------------------------------------------------

INITIAL DEATH BENEFIT                       The Initial Death Benefit under a Contract is shown on the
                                            Contract Data page.
--------------------------------------------------------------------------------------------------------

INDEBTEDNESS                                All Contract loans, if any, and accrued loan interest.
--------------------------------------------------------------------------------------------------------

                                   PROSPECTUS

INSURED                                     The person whose life is insured under a Contract.
--------------------------------------------------------------------------------------------------------

LOAN ACCOUNT                                An account in the Company's General Account, established for any amounts transferred from the Variable Sub-Accounts for requested loans. The loan account credits a fixed rate of
                                            interest that is not based on the investment experience of the Variable Account.
--------------------------------------------------------------------------------------------------------

MONTHLY ACTIVITY DATE                       The day of each month on which the Monthly Deduction Amount is deducted from the Account Value of the Contract. Monthly
                                            Activity Dates occur on the same day of the month as the
                                            Contract Date. If there is no such date equal to the Monthly
                                            Activity Date in a particular month, the Monthly Activity
                                            Date will be the last day of that month.
--------------------------------------------------------------------------------------------------------

MONTHLY DEDUCTION AMOUNT                    A deduction on each Monthly Activity Date for the cost of
                                            insurance charge, a tax expense charge and an administrative expense charge.
--------------------------------------------------------------------------------------------------------

SPECIFIED AMOUNT                            The minimum death benefit under a Contract, equal to the
                                            Initial Death Benefit on the Contract Date. Thereafter it
                                            may change in accordance with the terms of the partial
                                            withdrawal and the subsequent premium provisions of the
                                            Contract.
--------------------------------------------------------------------------------------------------------

VALUATION DATE                              Every day the New York Stock Exchange is open for trading.
                                            The value of the Variable Account is determined at the close of regular trading on the New York Stock Exchange (currently
                                            4:00 p.m. Eastern Time) on each Valuation Date.
--------------------------------------------------------------------------------------------------------

VALUATION PERIOD                            The period between the close of regular trading on the New
                                            York Stock Exchange on successive Valuation Dates.
--------------------------------------------------------------------------------------------------------

VARIABLE ACCOUNT                            Glenbrook Life Variable Life Separate Account A, an account established by the Company to separate the assets funding
                                            the Contracts from other assets of the Company.
--------------------------------------------------------------------------------------------------------

VARIABLE SUB-ACCOUNT                        The subdivisions of the Variable Account used to allocate a
                                            Contract Owner's Account Value, less Indebtedness, among the
                                            Portfolios of the Funds.

                            4      PROSPECTUS

SUMMARY
-------------------------------------------------------------------

THE CONTRACT
The Contracts are life insurance contracts with death benefits, cash values, and other traditional life insurance features. However, the Contracts are "variable." Unlike the fixed benefits of ordinary whole life insurance, the Account Value will increase or decrease based on the investment experience of the Portfolios of the Funds to which you as the Contract Owner, have allocated premiums. Similarly, the Death Benefit may increase or decrease under some circumstances. Nevertheless, so long as the Contract remains in effect, the Death Benefit will not decrease below the Initial Death Benefit if no withdrawals are made. We credit the Contracts with units ("Accumulation Units") to calculate cash values. You may transfer your Account Value among the Variable Sub-Accounts.

We can issue the Contracts on either a single life or a "last survivor" basis. For a discussion of how last survivor Contracts operate differently from single life Contracts, see "Access to Your Money--Last Survivor Contracts," page 22.

In some states, we issue the Contracts in the form of a group contract. In those states, we will issue you a certificate evidencing your rights under the group Contract. In certain states, we issue certificates under group Contracts issued to the Financial Services Group Insurance Trust, an Illinois Trust. The terms "Contract" and "Contract Owner", as used in this Prospectus, refer to and include such a certificate and certificate owner, respectively.

THE VARIABLE ACCOUNT AND THE FUNDS
The Variable Account holds the premiums invested through the variable life insurance Contracts offered by this prospectus. The Variable Account is a unit investment trust registered as such with the Securities and Exchange Commission, ("SEC") under the Investment Company Act of 1940 ("1940 Act"). It consists of Variable Sub-Accounts, each investing in a corresponding Portfolio.

Applicants should read the prospectuses for the Funds in connection with the purchase of a Contract. The investment objectives of the Fund Portfolios are briefly summarized below under "The Variable Account--Funds," page 11. Presently, the Funds offered through this prospectus are:

- A I M Advisors, Inc.

- American Century Investment Management, Inc.

- The Dreyfus Corporation

- Fidelity Management & Research Company

- Massachusetts Financial Services

The AIM FUND has eight available Portfolios:

    AIM V.I. Capital Appreciation Fund
    AIM V.I. Diversified Income Fund
    AIM V.I. Global Utilities Fund
    AIM V.I. Government Securities Fund
    AIM V.I. Growth Fund
    AIM V.I. Growth and Income Fund
    AIM V.I. International Equity Fund
    AIM V.I. Value Fund

The AMERICAN CENTURY FUNDS have two available Portfolios:

    American Century VP Balanced
    American Century VP International

The DREYFUS FUNDS have five available Portfolios:

    The Dreyfus Socially Responsible Growth Fund, Inc.
    Dreyfus Stock Index Fund
    Dreyfus VIF Growth & Income Fund
    Dreyfus VIF Money Market Fund
    Dreyfus VIF Small Company Stock Fund

The FIDELITY FUNDS have four available Portfolios:

    Fidelity VIP Contrafund-Registered Trademark- Fund
    Fidelity VIP Equity-Income Fund
    Fidelity VIP Growth Fund
    Fidelity VIP High Income Fund

The MFS FUND has two available Portfolios:

    MFS Emerging Growth Series
    MFS Limited Maturity Series*

* Note: As of May 1, 1999, the MFS Limited Maturity Series was closed to new investments, including additions and transfers.

The assets of each Portfolio are accounted for separately from the other Portfolios. Each has distinct investment objectives and policies, which the accompanying prospectuses for the Funds describe.

PREMIUMS
The Contract requires you to pay an initial premium of at least $10,000. You may make additional premium payments at any time, subject to the following conditions:

- only one payment is allowed in any Contract Year;

- the minimum payment is $500;

- the attained age of the Insured must be less than 86; and

- absent submission of new evidence of insurability of the Insured, the maximum additional payment permitted in a Contract Year is the "Guaranteed Additional Payment." The Guaranteed Additional Payment is the lesser of

                            5      PROSPECTUS

  (1) $5,000, or (2) a percentage of the initial payment (5% for attained ages 40-70, and 0% for attained ages 20-39 and 71-80).

Additional premium payments may require an increase in the "Specified Amount", in order for the Contract to continue to meet requirements of the Internal Revenue Code. The Specified Amount is the guaranteed minimum death benefit under a Contract. We reserve the right to obtain satisfactory evidence of insurability before accepting any additional premium payments requiring an increase in Specified Amount. However, we also reserve the right to reject an additional premium payment for any reason. You may make additional premium payments at any time and in any amount necessary to avoid termination of the Contract.

DEATH BENEFIT
At the death of the Insured while the Contract is in force, we will pay the Death Benefit (less any Indebtedness and due and unpaid Monthly Deduction Amounts) to the beneficiary. The Death Benefit which is determined at the date of the Insured's death is the greater of (1) the Specified Amount, or (2) the Account Value multiplied by the Death Benefit ratio as found in the Contract. See "Contract Benefits and Rights--Death Benefit," page 17.

ACCOUNT VALUE
The Account Value of your Contract will increase or decrease to reflect (1) the investment experience of the Portfolios underlying the Variable Sub-Accounts to which you have allocated Account Value; (2) interest credited to the Loan Account; and (3) deductions for the mortality and expense risk charge, the Monthly Deduction Amount, and the annual maintenance fee. There is no minimum guaranteed Account Value; you bear the risk of the investment in the Variable Sub-Accounts. See "Contract Benefits and Rights--Account Value," page 18.

CONTRACT LOANS
You may obtain one or both of two types of cash loans from the Company. Both types of loans are secured by your Contract. The maximum amount available for these loans is 90% of the Contract's Cash Value, less the sum of:

- the amount of all loans existing on the date of the loan request (including loan interest to the next Contract Anniversary),

- any annual maintenance fee due on or before the next Contract Anniversary, and

- any due and unpaid Monthly Deduction Amounts.

See "Access to Your Money--Contract Loans," page 20.

LAPSE
Under certain circumstances a Contract may terminate if the Cash Surrender Value on any Monthly Activity Date is less than the required Monthly Deduction Amount. If that happens, we will give you (1) written notice and (2) a 61 day grace period during which you may pay additional amounts to continue the Contract. See "Access to Your Money--Contract Loans," page 20 and "Lapse and Reinstatement," page 21.

CANCELLATION AND EXCHANGE RIGHTS
You have a limited right to return your Contract for cancellation. The right to return exists during what we call the "cancellation period." The cancellation period is a number of days (which varies by state) as specified in your contract. If you choose to return the Contract for cancellation, we may require that you return it to us within the cancellation period following delivery of the Contract to you. The Company will return to you within 7 days thereafter the premiums paid for the Contract adjusted to reflect any investment gain or loss resulting from allocation to the Variable Account prior to the date of cancellation, unless state law requires a return of premium without such adjustments. In those states where the Company is required to return the premiums paid upon a cancellation of the Contract, the Company reserves the right to allocate all premium payments made prior to the expiration of the cancellation period to the Money Market Variable Sub-Account, if that procedure has been approved by the state.

In addition, once the Contract is in effect you may be able to exchange it during the first 24 months after its issuance for a non-variable permanent life insurance contract on the life of the Insured without submitting proof of insurability. We reserve the right to make such a contract available that is offered by the Company's parent or any other affiliate of the company. See "Access to Your Money--Cancellation and Exchange Rights," page 21.

TAX CONSEQUENCES
The current Federal tax law generally excludes all Death Benefit payments from the gross income of the Contract beneficiary. The Contracts generally will be treated as modified endowment contracts. This status does not affect the Contracts' classification as life insurance, nor does it affect the exclusion of Death Benefit payments from gross income. However, loans, distributions or other amounts received under a modified endowment contract prior to the Insured's death are taxed to the extent of accumulated income in the Contract (generally, the excess of Account Value over premiums paid) and may be subject to a 10% penalty tax. See "Federal Tax Matters," page 24.

                            6      PROSPECTUS

PERSONALIZED ILLUSTRATIONS
The Company will furnish, upon request and at no charge, a personalized illustration reflecting the proposed Insured's age, sex, and underwriting classification. Where applicable, the Company will also furnish upon request an illustration for a Contract that is not affected by the sex of the Insured. These illustrations will be based, as appropriate, on the methodology and format of the hypothetical illustrations that the Company has included in its registration statement filed with the SEC for the Contracts. See "Additional Information About the Company--Registration Statement," page 30, for further information.

FEES AND EXPENSES
The following tables are designed to help you understand the various fees and expenses that you will incur, directly or indirectly, as a Contract owner. The first table describes the Contract charges and deductions you will directly bear under the Contracts. The second table describes the fees and expenses of the Portfolios you will indirectly bear when you invest in the Contracts. For further information, see "Deductions and Charges" on page 15.

                            7      PROSPECTUS

CONTRACT CHARGES AND DEDUCTIONS
-------------------------------------------------------------------

Account Value Charges (deducted monthly and shown as an annualized percentage of Account Value):(1)

                                             CURRENT(2)                                      MAXIMUM
                                            SINGLE LIFE                                    SINGLE LIFE
                                            -----------                                    -----------
Cost of Insurance Charge....  Standard: 0.65% (Contract Years 1-10);    Standard-Ranges from $0.06 per $1,000 of net
                                                                        amount 0.55% (Contract Years 11+) at risk (younger
                                                                        ages) up to $82.50 per $1,000 of net amount at
                                                                        risk (age 99)
                              Special*: 1.00% (Contract Years 1-10);    Special*-Ranges from $0.12 per $1,000 of net
                                                                        amount at 0.90%(contract Years 11+) risk (younger
                                                                        ages) up to $82.92 per $1,000 of net amount at
                                                                        risk (age 99).
                                             JOINT LIFE                                     JOINT LIFE
                              ----------------------------------------  --------------------------------------------------
                              Standard: 0.30% (Contract Years 1-10);    Standard-Ranges from $0.00015 per $1,000 of net
                                                                        0.20% (Contract Years 11+) amount at risk (younger
                                                                        ages) up to $61.995 per $1,000 of net amount at
                                                                        risk (age 99)
                              Special*: 0.65% (Contract Years 1-10);    Special*-Ranges from $0.00061 per $1,000 of net
                                                                        amount 0.55% (Contract Years 11+) at risk (younger
                                                                        ages) up to $78.71083 per $1,000 of net amount at
                                                                        risk (age 99).

Administrative Expense Charge...............................  0.25%
Tax Expense Charge..........................................  0.40%(3)

Annual Separate Account Charges (deducted daily and shown as a percentage of average net assets):

      Mortality and Expense Risk Charge........  0.90%
      Federal Income Tax Charge................  Currently none(4)
Annual Maintenance Fee:........................  $35(5)
Transfer Charges:..............................  $10(6)
Maximum Withdrawal Charge:.....................  7.75% of initial premium withdrawn(7)
Due and Unpaid Premium Tax Charge:.............  2.25% of initial premium withdrawn(8)

*   In some states this underwriting classification is called "Rated."

(1) Except for the maximum or "guaranteed" cost of insurance charge, which is expressed as a range of monthly costs per thousand dollars of net amount at risk. The net amount at risk is the difference between the Death Benefit and the Account Value. See "Deductions and Charges--Monthly Deductions--Cost of Insurance Charge," page 15.

(2) The actual amount of insurance purchased will depend on the insured's age and sex (where permitted). See "Deductions and Charges--Monthly Deductions--Cost of Insurance Charge," page 15. The current cost of insurance charge under the Contracts will never exceed the guaranteed cost of insurance charge shown in your Contract.

(3) This charge includes a premium tax charge of 0.25%, and a federal tax charge of 0.15%, of Account Value. We assess this charge only during the first 10 Contract Years. See "Deductions and Charges--Monthly Deductions--Tax Expense Charge," page 15.

(4) The Company does not currently assess a charge for federal income taxes that may be attributable to the operations of the Variable Account, although it may do so in the future. See "Deductions and Charges--Other
    Deductions--Taxes Charged Against the Variable Account," page 16.

(5) We waive this fee if total premiums paid to date are $50,000 or more.

(6) We do not impose this charge on the first 12 transfers in any Contract Year. The Company reserves the right to assess a $10 charge for each transfer in excess of 12 in any Contract Year, excluding transfers due to dollar cost averaging.

(7) This charge applies only upon withdrawals of the initial premium paid at the time of Contract purchase, and it only applies to withdrawals in excess of the Free Withdrawal Amount. It does not apply to withdrawals of any additional payments paid under a Contract. The withdrawal charge declines to 0% over ten years. We impose it to cover a portion of the sales expense we incur in distributing the Contracts. See "Deductions and Charges--Other Deductions--Withdrawal Charge," page 16. We will not impose a withdrawal charge on any withdrawal to the extent that aggregate withdrawal charges and the federal tax portion of the tax expense charge imposed would otherwise exceed 9% of total premiums paid prior to the withdrawal. See "Deductions and Charges," page 15 and "Withdrawal Charge," page 16.

(8) This charge applies only upon withdrawals of the initial premium paid at the time of Contract purchase. It does not apply to withdrawals of any additional payments paid under a Contract. The charge for due and unpaid premium tax declines to 0% over ten years and is imposed on full or partial withdrawals in excess of the Free Withdrawal Amount.

                            8      PROSPECTUS

PORTFOLIO ANNUAL EXPENSES (AFTER VOLUNTARY REDUCTIONS AND REIMBURSEMENTS) (AS A PERCENTAGE OF PORTFOLIO AVERAGE DAILY NET ASSETS)(1)

                                                                                                                          TOTAL
                                                                                                                        PORTFOLIO
                                                                MANAGEMENT          RULE 12B-1          OTHER            ANNUAL
PORTFOLIO                                                          FEES                FEES            EXPENSES         EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                 0.61%               N/A              0.21%             0.82%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund                                   0.60%               N/A              0.30%             0.90%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                                     0.65%               N/A              0.45%             1.10%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund                                0.50%               N/A              0.47%             0.97%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                               0.61%               N/A              0.22%             0.83%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                                    0.60%               N/A              0.24%             0.84%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                                 0.73%               N/A              0.29%             1.02%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                0.61%               N/A              0.23%             0.84%
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund                                  0.90%               N/A              N/A               0.90%
---------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund(2)                          1.23%               N/A              N/A               1.23%
---------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.:
  Initial Shares                                                   0.75%               N/A              0.03%             0.78%
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund: Initial Shares                           0.25%               N/A              0.01%             0.26%
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF--Growth & Income Portfolio: Initial Shares             0.75%               N/A              0.03%             0.78%
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF--Money Market Portfolio                                0.50%               N/A              0.10%             0.60%
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF--Small Company Stock Portfolio: Initial
  Shares                                                           0.75%               N/A              0.18%             0.93%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (3)(4)                           0.57%               N/A              0.09%             0.66%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (3)(4)                        0.48%               N/A              0.08%             0.56%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio(3)(4)                                0.57%               N/A              0.08%             0.65%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio(3)                              0.58%               N/A              0.10%             0.68%
---------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series(5)                                      0.75%               N/A              0.10%             0.85%
---------------------------------------------------------------------------------------------------------------------------------
MFS Limited Maturity Series(5)(6)(7)                               0.55%               N/A              0.47%             1.02%
---------------------------------------------------------------------------------------------------------------------------------

(1) Figures shown in the Table are for the year ended December 31, 2000 (except as otherwise noted).

(2) The Fund has a stepped fee schedule. As a result, the Fund's management fee rate generally decreases as fund assets increase. The annualized fee schedule for the Fund is as follows: 1.50% on the first $250 million, 1.20% on the next $250 million, and 1.10% over $500 million.

(3) Initial Class

(4) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

(5) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Total Portfolio Annual Expenses" would be lower, and for service class shares would be estimated to be: 0.84% for Emerging Growth Series, and 1.00% for Limited Maturity Series.

(6) MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above) do not exceed 0.45% annually. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series.

(7) Not available to new investors.

                            9      PROSPECTUS

THE COMPANY
-------------------------------------------------------------------

The Company is the issuer of the Contract. It is a stock life insurance company organized in 1998 under the laws of the State of Arizona. Previously, Glenbrook was organized under the laws of the State of Illinois in 1992. The Company was originally organized under the laws of Indiana in 1965. From 1965 to 1983, the Company was known as "United Standard Life Assurance Company" and from 1983 to 1992, the Company was known as "William Penn Life Assurance Company of America." The Company is licensed to operate in the District of Columbia and all states except New York. The Company intends to market the Contract in those jurisdictions in which it is licensed to operate. The Company's headquarters are located at 3100 Sanders Road, Northbrook, Illinois 60062.

The Company is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of the State of Illinois. All of the outstanding capital stock of Allstate is owned by The Allstate Corporation (the "Corporation").

Glenbrook and Allstate Life entered into a reinsurance agreement effective
June 5, 1992. Under the reinsurance agreement, Allstate Life reinsures substantially all of Glenbrook's liabilities under its life insurance and annuity contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Glenbrook; Glenbrook remains the sole obligor under the Contract to you.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+r rating to Glenbrook due to the reinsurance agreement with Allstate Life mentioned above. Standard & Poor's assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength ratings to Glenbrook, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

                            10     PROSPECTUS

THE VARIABLE ACCOUNT
-------------------------------------------------------------------

GENERAL
The Company established the Variable Account on January 15, 1996. The Variable Account is a segregated asset account under Arizona law. The Variable Account is organized as a unit investment trust and registered as such with the SEC under the 1940 Act. The Variable Account meets the definition of "separate account" under federal securities law. Under Arizona law, the assets of the Variable Account are held exclusively for the benefit of Contract Owners and persons entitled to payments under the Contracts. The assets of the Variable Account are not chargeable with liabilities arising out of any other business which the Company may conduct.

FUNDS
The Variable Account will invest in shares of one or more Funds. The Funds are registered with the SEC under the 1940 Act as open-end, series, management investment companies. Registration of the Funds does not involve supervision of their management, investment practices or policies by the SEC. The Funds' Portfolios are designed to provide investment vehicles for variable insurance contracts of various insurance companies, in addition to the Variable Account. The Funds available for investment by the Variable Account are listed below.

  PORTFOLIO:                                          EACH PORTFOLIO SEEKS:                             INVESTMENT ADVISOR:
  AIM VARIABLE INSURANCE FUNDS*
  AIM V.I. Capital Appreciation Fund                  Growth of capital                                 AIM Advisors, Inc.
  AIM V.I. Diversified Income Fund                    A high level of current income
  AIM V.I. Global Utilities Fund                      A high total return
  AIM V.I. Government Securities Fund                 A high level of current income consistent
                                                      with a reasonable concern for safety
                                                      of principal
  AIM V.I. Growth Fund                                Growth of capital
  AIM V.I. Growth and Income Fund                     Growth of capital with a secondary
                                                      objective of current  income
  AIM V.I. International Equity Fund                  Long-term growth of capital
  AIM V.I. Value Fund                                 Long-term growth of capital and income
                                                      as a secondary objective
  AMERICAN CENTURY VARIABLE PORTFOLIOS (VP), INC.
  American Century VP Balanced                        Long-term capital growth and current income       American Century Investment
  American Century VP International                   Long-term capital growth                             Management, Inc.


  THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.; THE DREYFUS STOCK INDEX FUND; AND THE DREYFUS VARIABLE
  INVESTMENT FUND (VIF) (COLLECTIVELY, THE DREYFUS FUNDS)
  The Dreyfus Socially Responsible Growth Fund, Inc.  Capital growth and, secondarily, current income      The Dreyfus Corporation
  Dreyfus Stock Index Fund                            To match the total return ofthe Standard & Poor's 500
                                                      Composite Stock Price Index
  Dreyfus VIF Growth & Income Fund                    Long-term capital growth, current income and growth of
                                                      income, consistent with reasonable investment risk
  Dreyfus VIF Money Market Fund                       A high level of current income as is consistent with the
                                                      preservation of capital and the maintenance of liquidity
  Dreyfus VIF Small Company Stock Fund                Investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Russell 2500(TM) Stock Index
                                                      (Russell 2500)
  FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  Fidelity VIP Contrafund-Registered Trademark-       Long-term capital appreciation                            Fidelity Management
  Fidelity VIP Equity-Income Portfolio                Reasonable income                                            & Portfolio
  Fidelity VIP Growth Portfolio                       Capital appreciation                                         Research Company
  Fidelity VIP High Income Portfolio                  High level of current income while also considering growth of capital
  MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST(SM)
  MFS Emerging Growth Series                          Long-term growth of capital                               MFS Investment
  MFS Limited Maturity Series**                       Provide as high a level of current income as is believed to   Managment
                                                      be consistent with prudent investment risk. Secondary
                                                      objective is to protect shareholders' capital.

  PORTFOLIO:                                          INVESTMENT ADVISOR:
  AIM VARIABLE INSURANCE FUNDS*
  AIM V.I. Capital Appreciation Fund
  AIM V.I. Diversified Income Fund
  AIM V.I. Global Utilities Fund
  AIM V.I. Government Securities Fund
  AIM V.I. Growth Fund
  AIM V.I. Growth and Income Fund
  AIM V.I. International Equity Fund
  AIM V.I. Value Fund
                                                       A I M Advisors,
                                                             Inc.
  AMERICAN CENTURY VARIABLE PORTFOLIOS (VP), INC.
  American Century VP Balanced
  American Century VP International
                                                       American Century
                                                          Investment
                                                       Management, Inc.
  THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
  INVESTMENT FUND (VIF) (COLLECTIVELY, THE DREYFUS F
  The Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Stock Index Fund
  Dreyfus VIF Growth & Income Fund
  Dreyfus VIF Money Market Fund
  Dreyfus VIF Small Company Stock Fund
                                                         The Dreyfus
                                                         Corporation
  FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  Fidelity VIP Contrafund-Registered Trademark-
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Growth Portfolio
  Fidelity VIP High Income Portfolio
                                                           Fidelity
                                                        Management &
                                                          Portfolio
                                                           Research
                                                           Company
  MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST
  MFS Emerging Growth Series
  MFS Limited Maturity Series**
                                                             MFS
                                                          Investment
                                                          Management

* A portfolio's investment objective may be changed by the Fund's Board of Trustees without shareholder approval.
** As of May 1, 1999, not available for new investments, including additions and transfers.

                            11     PROSPECTUS

PORTFOLIOS MAY NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM RETAIL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF RETAIL MUTUAL FUNDS.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

All dividends and capital gains distributions from the Portfolios are automatically reinvested in shares of the distributing Portfolio at their net asset value.

There is no assurance that the Portfolios will attain their respective stated objectives. Additional information concerning the investment objectives and policies of the Portfolios can be found in the current prospectuses for the Funds.

You will find more complete information about the Portfolios, including the risks associated with each Portfolio, in the Funds' prospectuses. You should read the prospectuses for the Funds in conjunction with this prospectus.

YOU SHOULD READ THE FUND PROSPECTUSES CAREFULLY BEFORE YOU MAKE ANY DECISION CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS TO A PARTICULAR VARIABLE SUB-ACCOUNT.

It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in a Fund simultaneously. Although neither the Company nor any such Fund currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, the Company has been advised that each Fund's Board of Directors or Trustees intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If the Board of Directors or Trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company may be required to bear the attendant expenses.

We reinvest all investment income of and other distributions to each Variable Sub-Account arising from the corresponding Portfolio in shares of that Portfolio at net asset value. The income and both realized and unrealized gains or losses on the assets of each Variable Sub-Account are therefore separate and are credited to or charged against the Variable Sub-Account without regard to income, gains or losses from any other Variable Sub-Account or from any other business of the Company. We will purchase shares in the Funds in connection with premiums allocated to the corresponding Variable Sub-Account in accordance with Contract Owners' directions. We will redeem shares in the Funds to meet Contract obligations or make adjustments in reserves, if any.

The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the Fund shares underlying the Variable Sub-Accounts. If shares of any of the Funds should no longer be available for investment, or if, in the judgment of the Company's management, further investment in shares of any Fund should become inappropriate in view of the purposes of the Contracts, we may substitute shares of another Fund for shares already purchased, or to be purchased in the future, under the Contracts. We will not make any such substitution without notice to Contract Owners and without prior approval of the SEC (to the extent such approval is required by the 1940 Act).

We reserve the right to establish additional Variable Sub-Accounts of the Variable Account, each of which would invest in shares of another Fund. Subject to Contract Owner approval, the Company also reserves the right to end the registration under the 1940 Act of the Variable Account or any other separate accounts of which it is the depositor or to operate the Variable Account as a management company under the 1940 Act.

Each Fund is subject to certain investment restrictions and policies which may not be changed without the approval of a majority of the shareholders of the Fund. See the prospectuses for the Funds for further information.

                            12     PROSPECTUS

THE CONTRACT
-------------------------------------------------------------------

APPLICATION FOR A CONTRACT
Individuals wishing to purchase a Contract must submit an application to the Company. We will issue a Contract only on the lives of Insureds age 0-85 who supply evidence of insurability satisfactory to the Company. Acceptance is subject to the Company's underwriting rules, and we reserve the right to reject an application for any lawful reason. If we do not issue a Contract, we will return the premium. We will not change the terms or conditions of a Contract without the consent of the Contract Owner.

Once we have received the initial premium and approved underwriting, we will issue the Contract on the date we receive the final requirement for issue. In the case of simplified underwriting, we will issue the Contract or deny coverage within 3 business days of our receipt of premium. The Insured will be covered under the Contract, however, as of the Contract Date. Since the Contract Date will generally be the date we receive the initial premium, coverage under a Contract may begin before we issue it. In addition to determining when coverage begins, the Contract Date determines Monthly Activity Dates, Contract months, and Contract Years.

If the initial premium is over the limits we establish from time to time ($1,000,000 as of the date of this Prospectus), we will not accept the initial payment with the application. In other cases where we receive the initial payment with the application, we will provide fixed conditional insurance during the underwriting period according to the terms of a conditional receipt. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age.

PREMIUMS
The Contract is designed to require a substantial initial premium payment and, subject to certain conditions, to permit additional premium payments. The initial premium payment purchases an Initial Death Benefit initially equal to the Contract's Specified Amount. The minimum initial payment is $10,000.

Under current underwriting rules, which are subject to change, proposed Insureds are eligible for simplified underwriting without a medical examination if their application responses and initial premium payments meet simplified underwriting standards. Customary underwriting standards will apply to all other proposed Insureds. The maximum initial premium currently permitted on a simplified underwriting basis varies with the issue age of the insured according to the following table:

                                       SIMPLIFIED UNDERWRITING
                                           MAXIMUM INITIAL
ISSUE AGE                                     PREMIUM*
--------------------------------------------------------------
0-34                                    Not available
--------------------------------------------------------------
35-44                                         $ 15,000
--------------------------------------------------------------
45-54                                         $ 30,000
--------------------------------------------------------------
55-64                                         $ 50,000
--------------------------------------------------------------
65-80                                         $100,000
--------------------------------------------------------------
Over age 80                             Not available
--------------------------------------------------------------

*These limits may vary by state.

Additional premium payments may be made at any time, subject to the following conditions:

- only one additional premium payment may be made in any Contract Year;

- each additional premium payment must be at least $500;

- the attained age of the Insured must be less than 86; and absent submission of new evidence of insurability of the Insured, the maximum additional payment permitted in a Contract Year is the "Guaranteed Additional Payment." The Guaranteed Additional Payment is the lesser of (1) $5,000, or (2) a percentage of the initial payment (5% for attained ages 40-70, and 0% for attained ages 20-39 and 71-85).

Additional premium payments may require an increase in Specified Amount in order for the Contract to remain within the definition of a life insurance contract under the Code. The Company reserves the right to obtain satisfactory evidence of insurability upon any additional premium payments requiring an increase in Specified Amount. However, we reserve the right to reject any additional premium payment for any reason.

Unless you request otherwise in writing, we will apply any additional payment we receive while a Contract loan exists first to reduce Indebtedness, and second, as an additional premium payment, subject to the conditions described above.

You may pay additional premiums at any time and in any amount necessary to avoid termination of the Contract without evidence of insurability.

                            13     PROSPECTUS

ALLOCATION OF PREMIUMS
Upon completion of underwriting, we will either (1) issue a Contract, or
(2) deny coverage and return all premiums. If we issue a Contract, we will allocate the initial premium payment, plus an amount equal to the interest that would have been earned had the initial premium been invested in the Money Market Variable Sub-Account since the date of receipt of the premium, according to the initial premium allocation instructions specified on the application. We will make this allocation on the date the Contract is issued. In the future, the Company may allocate the initial premium to the Money Market Variable Sub-Account during the cancellation period, in those states where state law requires premiums to be returned upon exercise of the free-look right.

ACCUMULATION UNIT VALUES
The Accumulation Unit Value for each Variable Sub-Account will vary to reflect the investment experience of the corresponding Portfolio. We will determine those values on each Valuation Date by multiplying the Accumulation Unit Value of the particular Variable Sub-Account on the preceding Valuation Date by the "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each Variable Sub-Account is determined by first dividing (a) the net asset value per share of the corresponding Portfolio at the end of the current Valuation Period (plus the per share dividends or capital gains distributed by that Portfolio if the ex-dividend date occurs in the Valuation Period then ended), by (b) the net asset value per share of the corresponding Portfolio at the end of the immediately preceding Valuation Period. We then subtract (c) the mortality and expense risk charge annual rate divided by 365 and multiplied by the number of calendar days in the current Valuation Period. You should refer to the prospectuses for the Portfolios which accompany this prospectus for a description of how the assets of each Portfolio are valued, because that determination has a direct bearing on the Accumulation Unit Value of the corresponding Variable Sub-Account (and therefore on your Account Value). See "Contract Benefits and Rights--Account Value," page 18.

We make all valuations in connection with a Contract, (e.g., with respect to determining Account Value and Cash Surrender Value or with respect to determining the number of Accumulation Units to be credited to a Contract with each premium, other than the initial premium and additional premiums requiring underwriting), on the date the request or payment is received in good order by the Company at its home office. However, if such date is not a Valuation Date, we will make the determination on the next succeeding date that is a Valuation Date.

SPECIALIZED USES OF THE CONTRACT: Because the Contract provides for an accumulation of cash value as well as a death benefit, you can use the Contract for various individual and business financial planning purposes. Purchasing the Contract in part for such purposes entails certain risks. For example, if the investment performance of Variable Sub-Accounts to which Account Value is allocated is poorer than expected or if sufficient premiums are not paid, the Contract may lapse or may not accumulate sufficient Account Value to fund the purpose for which the Contract was purchased.

Withdrawals and Contract loans may significantly affect current and future Account Value, Cash Surrender Value, or Death Benefit proceeds. Depending upon Variable Sub-Account investment performance and the amount of a Contract loan, the loan may cause a Contract to lapse. Because the Contract is designed to provide benefits on a long-term basis, before purchasing a Contract for a specialized purpose you should consider whether the long-term nature of the Contract is consistent with the purpose for which you are considering it. Using a Contract for a specialized purpose may have tax consequences. (See "Federal Tax Matters," page 24.)

                            14     PROSPECTUS

DEDUCTIONS AND CHARGES
-------------------------------------------------------------------

MONTHLY DEDUCTIONS
On each Monthly Activity Date including the Contract Date, we will deduct from the Account Value attributable to the Variable Account an amount ("Monthly Deduction Amount") to cover charges and expenses incurred in connection with a Contract. We will deduct a portion of the Monthly Deduction Amount from each Variable Sub-Account proportionate to your Account Value allocated to that Variable Sub-Account. The Monthly Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Monthly Deduction Amount due on any Monthly Activity Date, the Contract may lapse. See "Access to Your Money--Contract Benefits and Rights--Lapse and Reinstatement," page 21. The following is a summary of the monthly deductions and charges which constitute the Monthly Deduction Amount:

COST OF INSURANCE CHARGE: The cost of insurance charge covers the Company's anticipated mortality costs for standard and special* risks. Current cost of insurance rates are lower after the 10th Contract Year. However, the current cost of insurance charge, which we impose by deducting a specified percentage of your Account Value, will not exceed the guaranteed cost of insurance charge. This guaranteed charge is the maximum annual cost of insurance per $1,000 as indicated in the Contract; multiplied by the difference between the Death Benefit and the Account Value (both as determined on the Monthly Activity Date); divided by $1,000; and divided by 12. For standard risks, the guaranteed cost of insurance rate is based on the 1980 Commissioners Standard Ordinary Mortality Table, age last birthday. (Unisex rates may be required in some states). A table of guaranteed cost of insurance charges per $1,000 is included in each Contract; however, the Company reserves the right to use rates less than those shown in the table. We will assess special* risks at a higher cost of insurance rate that will, however, not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table, age last birthday. The multiple will be based on the Insured's substandard rating.

* In some states this underwriting classification is called "Rated."

The maximum guaranteed cost of insurance charge rates are applied to the difference between the Death Benefit determined on the Monthly Activity Date and the Account Value on that same date prior to assessing the Monthly Deduction Amount, because that difference is the amount for which we are at risk should the Death Benefit be then payable. The Death Benefit as computed on a given date is the greater of (1) the Specified Amount on that date, and (2) the Account Value on that date multiplied by the applicable Death Benefit ratio. (For an explanation of the Death Benefit, see "Contract Benefits and Rights" on page 17.)

Example:

Specified Amount.....................   $100,000
Account Value on the Monthly Activity
  Date...............................   $ 30,000
Insured's attained age...............         45
Death Benefit ratio for age 45.......       2.15

On the Monthly Activity Date in this example, the Death Benefit as then computed would be $100,000, because the Specified Amount ($100,000) is greater than the Account Value multiplied by the applicable Death Benefit ratio ($30,000 X 2.15 = $64,500). Since the Account Value on that date is $30,000, the guaranteed maximum cost of insurance charges per $1,000 would be applied to the difference ($100,000 - $30,000 = $70,000).

Assume that the Account Value in the above example was $50,000. The Death Benefit would then be $107,500 (2.15 X $50,000), since this is greater than the Specified Amount ($100,000). The maximum cost of insurance rates in that case would be applied to ($107,500 - $50,000) = $57,500.

The level of Specified Amount that an initial premium will purchase will vary based on age and sex. For example, a $10,000 initial premium paid by a male at age 45 would result in a specified amount of $39,998. If a female age 65 paid a $10,000 premium, the specified amount would be equal to $22,749.

Because the Account Value (and, as a result, the amount for which we are at risk under a Contract) may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date. However, once we have assigned a risk rating class to an Insured when the Contract is issued, that rating class will not change if additional premium payments or partial withdrawals increase or decrease the Specified Amount.

* In some states this underwriting classification is called "Rated."

TAX EXPENSE CHARGE: We will deduct monthly from the Account Value a tax expense ch arge equivalent to an annual rate of 0.40% for the first ten Contract Years. This charge compensates us for premium taxes imposed by various states and local jurisdictions and for federal taxes related to our receipt of premiums under the Contract. The charge includes a premium tax charge of 0.25% and a federal tax deduction of 0.15%. The 0.25% premium tax charge over ten Contract Years approximates the Company's average expenses for state and local premium taxes (2.5%). Premium taxes vary, ranging from zero to 3.5%. We impose the premium tax charge regardless of a Contract Owner's state of residence and, therefore, we assess it whether or not any premium tax applies. The charge may be higher or lower than any premium tax your state imposes. However, we do not expect to make a profit from this deduction. The 0.15% federal tax deduction helps reimburse us for approximate

                            15     PROSPECTUS
expenses we incur for federal taxes resulting from the application of Section 848 of the Code.

ADMINISTRATIVE EXPENSE CHARGE: We will deduct monthly from your Account Value an administrative expense charge equivalent to an annual rate of 0.25%. This charge compensates us for administrative expenses we incur in our administration of the Variable Account and the Contracts.

We take all monthly deductions by canceling Accumulation Units of the Variable Account under your Contract.

OTHER DEDUCTIONS
MORTALITY AND EXPENSE RISK CHARGE: We will deduct from the Variable Account a daily charge equivalent to an annual rate of 0.90% for the mortality risks and expense risks we assume in relation to the Contracts. The mortality risk assumed includes the risk that the cost of insurance charges specified in the Contract will be insufficient to meet claims. We also assume a risk that the Death Benefit will exceed the amount on which the cost of insurance charges were based, because that determination is made on the Monthly Activity Date preceding the death of an Insured. The expense risk we assume is that expenses we incur in issuing and administering the Contracts will exceed the administrative charges set in the Contract.

ANNUAL MAINTENANCE FEE: If the aggregate premiums paid on a Contract are less than $50,000, we will deduct from your Account Value an annual maintenance fee of $35 on each Contract Anniversary. A full annual maintenance fee will be deducted if the Contract is terminated on any day other than the Contract Anniversary. This fee helps reimburse us for our administrative and maintenance costs relating to the Contracts.

TAXES CHARGED AGAINST THE VARIABLE ACCOUNT: Currently, we make no charge to the Variable Account for federal income taxes that may be attributable to the operations of the Variable Account (as opposed to the federal tax related to the receipt of premiums under the Contract). We may, however, impose such a charge in the future. We may also assess charges for other taxes, if any, attributable to the Variable Account or this class of Contracts.

CHARGES AGAINST THE FUNDS: The Variable Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflect Fund investment management fees already deducted from the assets of the Funds. The Fund investment management fees are a percentage of the average daily value of the net assets of the Portfolios. See the "Fund Fees and Expenses" table on page 9.

WITHDRAWAL CHARGE: We may assess a withdrawal charge upon surrender of the Contract and partial withdrawals in excess of the Free Withdrawal Amount. The Free Withdrawal Amount in any Contract Year is 15% of total premiums paid. Any Free Withdrawal Amount not taken in a Contract Year may not be carried forward to increase the Free Withdrawal Amount in any subsequent year. Withdrawals in excess of the Free Withdrwaal Amount will be subject to a withdrawal charge as set forth in the table below:

CONTRACT YEAR                               1       2       3       4       5       6       7       8       9      10+
----------------------------------------  -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
Percentage of Initial Premium
  Withdrawn.............................  7.75%   7.75%   7.75%   7.25%   6.25%   5.25%   4.25%   3.25%   2.25%   0.00%

After the ninth Contract Year, we will impose no withdrawal charges. In addition, we will not impose a withdrawal charge to the extent that aggregate withdrawal charges and the federal tax portion of the tax expense charge imposed would otherwise exceed 9% of total premiums paid prior to the withdrawal. The withdrawal charge may be waived under certain circumstances if the Insured is confined to a qualified long-term care facility or hospital. See "Contract Benefits and Rights--Confinement Waiver Benefit" on page 17.

We impose the withdrawal charge to cover a portion of the expense we incur in distributing the Contracts. This expense includes agents' commissions, underwriting, and the costs associated with establishing policies.

DUE AND UNPAID PREMIUM TAX CHARGE: During the first nine Contract Years, a charge for due and unpaid premium tax will be imposed on full or partial withdrawals in excess of the Free Withdrawal Amount. This charge is shown below, as a percent of the Account Value withdrawn:

CONTRACT YEAR                                1      2      3      4      5      6      7      8      9     10+
-----------------------------------------  -----  -----  -----  -----  -----  -----  -----  -----  -----  -----
Percentage of Initial Premium
  Withdrawn..............................  2.25%  2.00%  1.75%  1.50%  1.25%  1.00%  0.75%  0.50%  0.25%  0.00%

After the ninth Contract Year, no due and unpaid premium tax charge applies. We guarantee that the percentages indicated above will not increase.

                            16     PROSPECTUS

CONTRACT BENEFITS AND RIGHTS
-------------------------------------------------------------------

DEATH BENEFIT
The Contracts provide for the payment of Death Benefit proceeds to the named beneficiary when the Insured under the Contract dies. The proceeds payable to the beneficiary equal the Death Benefit less the sum of:

- any Indebtedness, and

- any due and unpaid Monthly Deduction Amounts occurring during a Grace Period (if applicable).

The Death Benefit equals the greater of (1) the Specified Amount, or (2) the Account Value multiplied by the Death Benefit ratio. The Death Benefit ratios vary according to the attained age of the Insured and are specified in the Contract. Therefore, an increase in Account Value due to favorable investment experience may increase the Death Benefit above the Specified Amount; and a decrease in Account Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Specified Amount).

           EXAMPLES:                A          B
-------------------------------  --------   --------
Specified Amount:..............  $100,000   $100,000
Insured's Age:.................        45         45
Account Value on Date of
 Death:........................  $ 48,000   $ 34,000
Death Benefit Ratio............      2.15       2.15

In Example A, the Death Benefit equals $103,200, i.e., the greater of $100,000 (the Specified Amount) and $103,200 (the Account Value at the Date of Death of $48,000, multiplied by the Death Benefit ratio of 2.15). This amount, less any Indebtedness and due and unpaid Monthly Deduction Amounts, constitutes the proceeds which we would pay to the beneficiary. In Example B, the Death Benefit is $100,000, i.e., the greater of $100,000 (the Specified Amount) and $73,100 (the Account Value of $34,000 multiplied by the Death Benefit ratio of 2.15). The beneficiary may (1) take all or part of the proceeds in cash, or (2) apply the proceeds to an Income Plan. See "Payment Options," page 21.

ACCELERATED DEATH BENEFIT
If the Insured becomes terminally ill, you may request an accelerated Death Benefit in an amount up to the lesser of (1) 50% of the Specified Amount on the day we receive the request, and (2) $250,000 for all policies issued by the Company that cover the Insured. "Terminally ill" means an illness or physical condition of the Insured that, notwithstanding appropriate medical care, will result in a life expectancy of 12 months or less. If the Insured is terminally ill as the result of an illness, the accelerated Death Benefit is not available unless the illness occurred at least 30 days after the issue date. If the Insured is terminally ill as the result of an accident, the accelerated Death Benefit is available if the accident occurred after the issue date. The minimum amount of Death Benefit we will accelerate is $10,000.

We will pay benefits due under the accelerated Death Benefit provision upon receipt of a written request from the Contract Owner and due proof that the Insured has been diagnosed as terminally ill. We also reserve the right to require supporting documentation of the diagnosis and to require (at our expense) an examination of the Insured by a physician of our choice to confirm the diagnosis. The amount of the payment will be the amount requested by the Contract Owner, reduced by the sum of:

- a 12 month interest discount to reflect the early payment;

- an administrative fee (not to exceed $250); and

- a pro rata amount of any outstanding Contract loan and accrued loan interest.

After the payment has been made, we will reduce the Specified Amount, the Account Value and any outstanding Contract loan on a pro rata basis.

Only one request for an accelerated Death Benefit per Insured is allowed. The accelerated Death Benefit may not be available in all states. In addition, its features may differ from those discussed above as required by state law. Please refer to the Contract for further information.

CONFINEMENT WAIVER BENEFIT
Under the terms of an endorsement to the Contract, we will waive any withdrawal charges on partial withdrawals and surrenders of the Contract while the Insured is confined to a qualified long-term care facility or hospital (as defined in the endorsement) for a period of more than 90 consecutive days beginning 30 days or more after the issue date. You must request this waiver either during the period of confinement or within 90 days after the Insured is discharged from such confinement. The confinement must have been prescribed by a licensed medical doctor or a licensed doctor of osteopathy, operating within the scope of his or her license, and must be medically necessary. The prescribing doctor may not be the Insured, the Contract Owner, or any spouse, child, parent, grandchild, grandparent, sibling or in-law of the Contract Owner. "Medically necessary" means appropriate and consistent with the diagnosis and which could not have been omitted without adversely affecting the Insured's condition. The confinement waiver benefit may not be available in all states. We reserve the right to discontinue the offering of the confinement waiver benefit amendatory endorsement upon the purchase of a new Contract.

                            17     PROSPECTUS

ACCOUNT VALUE
We will compute the Account Value of a Contract on each Valuation Date. On the Contract Date, the Account Value is equal to the initial premium less the Monthly Deduction Amount for the first month. Thereafter, the Account Value will vary to reflect the investment experience of the Funds, the value of the Loan Account, any premium payments and withdrawals that you make, and all charges that we deduct. There is no minimum guaranteed Account Value.

The Account Value of a particular Contract is related to the Accumulation Unit Value of the Variable Sub-Accounts to which premiums on the Contract have been allocated. The Account Value on any Valuation Date is calculated by multiplying the number of Accumulation Units credited to the Contract in each Variable Sub-Account as of the Valuation Date by the then Accumulation Unit Value of that Sub-Account and then adding the results for all the Variable Sub-Accounts credited to the Contract to the value of the Loan Account. See "The Contract--Accumulation Unit Values," page 14.

TRANSFER OF ACCOUNT VALUE
While the Contract remains in force and subject to the Company's transfer rules then in effect, you may request that part or all of your Account Value in a particular Variable Sub-Account be transferred to other Variable Sub-Accounts. We reserve the right to impose a $10 charge on each such transfer in excess of 12 per Contract Year. However, there are no charges on transfers at the present time. The minimum amount that can be transferred is shown on the Contract Data page (currently, there is no minimum).

On days when the New York Stock Exchange ("NYSE") is open for trading, you may make telephone transfer requests by calling 1 (800) 755-5275. We effect telephone transfer requests that we receive before 4:00 p.m., Eastern Time, at the next computed value. In the event that the NYSE closes early, i.e., before 4:00 p.m. Eastern Time, or in the event that the NYSE closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the NYSE on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the NYSE.

Transfers by telephone may be made by the Contract Owner's agent of record or attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests they reasonably believe are genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, we may be liable for any losses due to unauthorized or fraudulent instructions. The procedures we follow for transactions initiated by telephone include requirements that callers on behalf of a Contract Owner identify themselves and the Contract Owner by name and social security number or other identifying information. All transfer instructions by telephone are tape recorded.

As a result of a transfer, we will reduce the number of Accumulation Units credited to the Variable Sub-Account from which the transfer is made by an amount equal to the amount transferred, divided by the Accumulation Unit Value of the Variable Sub-Account from which the transfer is made next computed after we receive the transfer request. Similarly, we will increase the number of Accumulation Units credited to the Variable Sub-Account to which the transfer is made by an amount equal to the amount transferred, divided by the Accumulation Unit Value of that Variable Sub-Account next computed after we receive the transfer request.

DOLLAR COST AVERAGING
You may make transfers automatically through Dollar Cost Averaging while the Contract is in force. Dollar Cost Averaging permits you to transfer a specified amount every month (or some other interval as may be determined by the Company) from the Money Market Variable Sub-Account to any other Variable Sub-Account. The theory of Dollar Cost Averaging is that, if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in the Dollar Cost Averaging program does not assure you of a greater profit from your purchases under the program; nor will it prevent or alleviate losses in a declining market. We impose no additional charges upon participants in the Dollar Cost Averaging program. Transfers under Dollar Cost Averaging are not counted toward the 12 free transfers per Contract Year we currently permit.

AUTOMATIC PORTFOLIO REBALANCING
You may make transfers automatically through Automatic Portfolio Rebalancing while the Contract is in force. Under our Automatic Portfolio Rebalancing program, we will rebalance your Account Value in the Variable Sub-Accounts to your desired allocation on a quarterly basis, determined from the first date that you rebalance.

The allocation we use will be the allocation you initially selected, unless you subsequently changed it. You may change the allocation at any time by giving us written notice. The new allocation will be effective with the first rebalancing that occurs after we receive the written request. We are not responsible for rebalancing that occurs prior to our receipt of the written request.

                            18     PROSPECTUS

Example:

        Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Fidelity VIP High Income Fund and 60% to be in the AIM V.I. Growth Fund. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fidelity VIP High Income Fund now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fidelity VIP High Income Fund and use the money to buy more units in the AIM V.I. Growth Fund so that the percentage allocations would again be 40% and 60% respectively.

Transfers made under the Automatic Portfolio Rebalancing Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

                            19     PROSPECTUS

ACCESS TO YOUR MONEY
-------------------------------------------------------------------

CONTRACT LOANS
While the Contract is in force, you may obtain, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), one or both of two types of cash loans from the Company. These types are Preferred Loans (described below) and non-Preferred Loans. Both types of loans are secured by your Contract. The maximum amount available for a loan is 90% of the Contract's Cash Value, less the sum of:

- the amount of all Contract loans existing on the date of the loan (including loan interest to the next Contract Anniversary),

- any due and unpaid Monthly Deduction Amounts, and

- any annual maintenance fee due on or before the next Contract Anniversary.

We will transfer the loan amount to the Loan Account from the Variable Sub-Accounts in proportion to your Account Value in each (unless you specify otherwise). We will credit the amounts allocated to the Loan Account with interest at the loan credited rate set forth in the Contract. Loans will bear interest at rates we determine from time to time, but which will not exceed the maximum rate indicated in the Contract (currently, 8% per year). The amount of the Loan Account that equals the excess of the Account Value over the total of all premiums paid under the Contract, net of any premiums returned due to partial withdrawals, as determined on each Contract Anniversary, is considered a "Preferred Loan." Preferred Loans bear interest at a rate not to exceed the Preferred Loan rate set forth in the Contract. Loan interest payments are due on the Contract Anniversary. If unpaid, loan interest is added to the amount of the loan and will bear interest at the rates described in this paragraph. The difference between the value of the Loan Account and the Indebtedness will be transferred from the Variable Sub-Accounts (in proportion to your Account Value in each) to the Loan Account on each Contract Anniversary. If the aggregate outstanding loan(s) and loan interest secured by the Contract exceeds the Cash Value of the Contract, we will give you written notice that, unless we receive an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the Contract, the Contract may lapse.

All or any part of any loan secured by a Contract may be repaid while the Contract is still in effect. When loan repayments or interest payments are made, the repayment will be allocated among the Variable Sub-Accounts in the same percentages as apply to subsequent premium payments (unless you request a different allocation). We will deduct from the Loan Account an amount equal to the payment. Any outstanding loan at the end of a grace period must be repaid before we will reinstate the Contract. See "Access To Your Money--Lapse and Reinstatement," page 21.

A loan, whether or not repaid, will have a permanent effect on the Account Value because the investment results of each Variable Sub-Account will apply only to the amount remaining in that Sub-Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Variable Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, a Contract Owner's Account Value will not increase as rapidly as it would have had no loan been made. If the Variable Sub-Accounts earn less than that rate, the Contract Owner's Account Value will be greater than it would have been had no loan been made. Also, if not repaid, the aggregate outstanding loan(s) will reduce the death benefit proceeds and cash surrender value otherwise payable.

AMOUNT PAYABLE ON SURRENDER OF THE CONTRACT
While the Contract is in force, you may elect, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), to fully surrender the Contract. Upon surrender, you will receive the Cash Surrender Value determined as of the day we receive your written request or, if later, the date you requested. The Cash Surrender Value equals the Cash Value less the annual maintenance fee and any Indebtedness. We will pay the Cash Surrender Value of the Contract within seven days of our receipt of the written request or on the effective surrender date you requested, whichever is later.

The Contract will terminate on the date of our receipt of your written request, or the date you request the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering the Contract, see "Federal Tax Matters," page 24.

You may elect to apply the surrender proceeds to an Income Plan (see "Payment Options," page 21).

PARTIAL WITHDRAWALS
While the Contract is in force, you may elect, by written request, to make partial withdrawals of at least $50 from the Contract's Cash Surrender Value. The Cash Surrender Value, after the partial withdrawal, must at least equal $2,000; otherwise, we will treat the request as a request for full surrender. The partial withdrawal will be deducted from the Variable Sub-Accounts in proportion to your Account Value in each, unless you instruct otherwise. The Specified Amount after the partial withdrawal will be the greater of:

- the Specified Amount prior to the partial withdrawal reduced proportionately to the reduction in Account Value; or

                            20     PROSPECTUS

- the minimum Specified Amount necessary in order to meet the definition of a life insurance contract under section 7702 of the Code.

Partial withdrawals in excess of the Free Withdrawal Amount may be subject to a withdrawal charge and any due and unpaid premium tax charges. See "Deductions and Charges--Other Deductions--Withdrawal Charge" and "Due and Unpaid Premium Tax Charge," page 16. For a discussion of the tax consequences of partial withdrawals, see "Federal Tax Matters," page 24.

PAYMENT OPTIONS
The surrender proceeds or Death Benefit proceeds under the Contracts may be paid in a lump sum, or you may apply the proceeds to one of our Income Plans. If the amount to be applied to an Income Plan is less than $3,000 or if it would result in an initial income payment of less than $20, we may require that the frequency of income payments be decreased such that the income payments are greater than $20 each, or we may elect to pay the amount in a lump sum. No surrender or partial withdrawals are permitted after payments under an Income Plan commence.

We will pay interest on the proceeds from the date of the Insured's death to the date payment is made or a payment option is elected. At such times, the proceeds are not subject to the investment experience of the Variable Account.

The Income Plans are fixed annuities payable from our general account. They do not reflect the investment experience of the Variable Account. We will determine fixed annuity payments by multiplying the amount applied to the annuity by a rate we determine, which is no less than the rate specified in the fixed payment annuity tables in the Contract. The annuity payment will remain level for the duration of the annuity. We may require proof of age and sex of the payee (and joint payee, if applicable) before payments begin. We may also require proof that such person(s) are living before any payment(s) are made.

The following options are available under the Contracts (we may offer other payment options):

INCOME PLAN 1--LIFE INCOME WITH GUARANTEED PAYMENTS. The Company will make payments for as long as the payee lives. If the payee dies before the selected number of guaranteed payments have been made, the Company will continue to pay the remainder of the guaranteed payments.

INCOME PLAN 2--JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. The Company will make payments for as long as either the payee or Joint payee, named at the time of Income Plan selection, is living. If both the payee and the Joint payee die before the selected number of guaranteed payments have been made, the Company will continue to pay the remainder of the guaranteed payments.

The Company will make any other arrangements for income payments as may be agreed on.

MATURITY
The Contracts have no maturity date.

LAPSE AND REINSTATEMENT
The Contract will remain in force unless and until the Cash Surrender Value is insufficient to cover a Monthly Deduction Amount due on a Monthly Activity Date. If that happens, we give you written notice that if an amount shown in the notice (which will be sufficient to cover the Monthly Deduction Amount(s) due) is not paid within 61 days ("grace period"), there is a danger of lapse.

The Contract will continue through the grace period, but if no payment is forthcoming, it will terminate at the end of the grace period. If the Insured dies during the grace period, the proceeds payable under the Contract will be reduced by the Monthly Deduction Amount(s) due and unpaid. See "Contract Benefits and Rights--Death Benefit," page 17.

If the Contract lapses, you may apply for reinstatement of the Contract by paying the reinstatement premium (and any applicable charges) required under the Contract. You must make a request for reinstatement within five years of the date the Contract entered a grace period. If a loan was outstanding at the time of lapse, we will require repayment of the loan before permitting reinstatement. In addition, we reserve the right to require evidence of insurability satisfactory to us. The reinstatement premium is equal to an amount sufficient to:

- cover all Monthly Deduction Amounts and annual maintenance fees due and unpaid during the grace period, and

- keep the Contract in force for three months after the date of reinstatement.

The Specified Amount upon reinstatement cannot exceed the Specified Amount of the Contract at its lapse. The Account Value on the reinstatement date will reflect the Account Value at the time of termination of the Contract plus the premiums paid at the time of reinstatement. Withdrawal charges and due and unpaid premium tax charges, cost of insurance, and tax expense charges will continue to be based on the original Contract Date.

CANCELLATION AND EXCHANGE RIGHTS
You have a limited right to return a Contract for cancellation. This right to return exists during what we call the cancellation period. The cancellation period is a number of days which varies by state as specified in your contract. If you choose to exercise this right, we may require that you must return the Contract for cancellation by mail or personal delivery to the Company within the cancellation

                            21     PROSPECTUS
period following delivery of the Contract to you. We will then return to you within 7 days thereafter the sum of:

- the Account Value on the Valuation date the returned Contract is received by the Company or its agent; and

- any deductions under the Contract or by the Funds for taxes, charges or fees.

Some states may require the Company to return the premiums paid for the returned Contract.

Once the Contract is in effect, you may exchange it during the first 24 months after its issuance for a non-variable permanent life insurance contract we offer on the life of the Insured. The amount at risk to the Company (i.e., the difference between the Death Benefit and the Account Value) under the new contract will be equal to or less than the amount at risk to the Company under the exchanged Contract on the date of exchange. Premiums under the new Contract will be based on the same risk classification as the exchanged Contract. The exchange is subject to adjustments in premiums and Account Value to reflect any variance between the exchanged Contract and the new contract.

We reserve the right to make such a contract available that is offered by the Company's parent or by any other affiliate of the Company.

SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS
We will suspend all procedures requiring valuation of the Variable Account (including transfers, surrenders and loans) on any day the New York Stock Exchange is closed or trading is restricted due to an existing emergency as defined by the SEC, or on any day the SEC has ordered that the right of surrender of the Contracts be suspended for the protection of Contract Owners, until such condition has ended.

LAST SURVIVOR CONTRACTS
We offer the Contracts on either a single life or a "last survivor" basis. Contracts sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor version involves two Insureds and the proceeds are paid only on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below:

Last survivor Contracts are offered for prospective insured persons age 18-85.

The cost of insurance charges under the last survivor Contracts are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured.

To qualify for simplified underwriting under a last survivor Contract, both Insureds must meet the simplified underwriting standards.

For a last survivor Contract to be reinstated, both Insureds must be alive on the date of reinstatement.

The Contract provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

Additional tax disclosures applicable to last survivor Contracts are provided in "Federal Tax Matters," page 24.

The Accelerated Death Benefit provision is only available upon terminal illness of the last survivor.

The Confinement Waiver Benefit is available upon confinement of either Insured.

                            22     PROSPECTUS

OTHER MATTERS
-------------------------------------------------------------------

VOTING RIGHTS
In accordance with our view of presently applicable law, we will vote the shares of the Funds at regular and special meetings of their shareholders in accordance with instructions from Contract Owners (or their assignees, as the case may be) having a voting interest in the Variable Account. We determine the number of shares of a Portfolio held in a Variable Sub-Account that are attributable to each Contract Owner by dividing the Contract Owner's interest in that Variable Sub-Account by the per share net asset value of the corresponding Portfolio. We will vote shares for which no instructions have been given and shares which are not attributable to Contract Owners (i.e., shares we own) in the same proportion as we vote shares for which we have received instructions. If the 1940 Act or any rule promulgated thereunder should be amended, however, or if our present interpretation should change and, as a result, we determine we are permitted to vote the shares of the Funds in our own right, we may elect to do so.

We will determine the voting interests of the Contract Owner (or the assignee) in the Funds as follows: Contract Owners are entitled to give us voting instructions with respect to Portfolio shares attributable to them as described above, determined on the record date for the shareholder meeting for that Portfolio. Therefore, if a Contract Owner has taken a loan secured by the Contract, amounts transferred from the Variable Sub-Account(s) to the Loan Account in connection with the loan (see "Access to Your Money--Contract Loans," page 20) will not be considered in determining the voting interests of the Contract Owner. You should review the prospectuses for the Funds which accompany this prospectus to determine matters on which Fund shareholders may vote.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require us to vote the shares so as to cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for any of the Portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Contract Owners in the investment objectives or the investment adviser of the Funds if we reasonably disapprove of such changes. We will disapprove a change only if the proposed change would be contrary to state law or prohibited by state regulatory authorities. If we do disregard voting instructions, we will include a summary of that action and the reasons for it in the next periodic report to Contract Owners.

STATEMENTS TO CONTRACT OWNERS
The Company will maintain all records relating to the Variable Account and the Variable Sub-Accounts. At least once each Contract Year, we will send to each Contract Owner a statement showing the coverage amount and the Account Value of the Contract (indicating the number of Accumulation Units credited to the Contract in each Variable Sub-Account and the corresponding Accumulation Unit Value), and any outstanding loan secured by the Contract as of the date of the statement. The statement will also show premium paid, Monthly Deduction Amounts under the Contract since the last statement, and any other information required by any applicable law or regulation.

LIMIT ON RIGHT TO CONTEST
We may not contest the validity of the Contract after it has been in effect during the Insured's lifetime for two years from the Contract Date. If the Contract is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Specified Amount for which evidence of insurability was obtained is contestable for two years from the effective date of the increase. In addition, if the Insured dies by suicide while sane or self destruction while insane in the two-year period after the Contract Date, or such period as specified in state law, the benefit payable will be limited to the premiums paid less any Indebtedness and partial withdrawals. If the Insured dies by suicide while sane or self-destruction while insane in the two-year period following an increase in the Specified Amount, the benefit payable with respect to the increase will be limited to the additional premium paid for such increase, less any Indebtedness and partial withdrawals.

MISSTATEMENT AS TO AGE AND SEX
If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the Contract.

BENEFICIARY
You name the beneficiary in your application for the Contract. You may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to the Company. If no beneficiary is living when the Insured dies, we will pay the proceeds to the Contract Owner if living; otherwise to the Contract Owner's estate.

ASSIGNMENT
Unless required by state law, the Contract may not be assigned as collateral for a loan or other obligation.

DIVIDENDS
No dividends will be paid under the Contracts.

DISTRIBUTION OF THE CONTRACTS
ALFS, Inc. ("ALFS"), 3100 Sanders Road, Northbrook Illinois, a wholly owned subsidiary of Allstate Life, acts as the principal underwriter of the Contracts. ALFS is registered as a broker-dealer under the Securities Exchange Act of 1934

                            23     PROSPECTUS
and a member of the National Association of Securities Dealers, Inc. Contracts are sold by registered representatives of unaffiliated broker-dealers or bank employees who are licensed insurance agents appointed by the Company, either individually or through an incorporated insurance agency and who have entered into a selling agreement with ALFS and the Company to sell the Contracts. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934, pursuant to legal and regulatory exceptions.

Commissions paid may vary, but in the aggregate are not anticipated to exceed 8.50% of any purchase payment. These commissions are intended to cover distribution expenses. In addition, sales of the Contract may count toward incentive program awards for the registered representative.

The underwriting agreement with ALFS provides for indemnification of ALFS by the Company for liability to Contract Owners arising out of services rendered or Contracts issued.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS
The assets of the Variable Account are held by the Company. The assets of the Variable Account are kept physically segregated and held separate and apart from the general account of the Company. The Company maintains records of all purchases and redemptions of shares of the Funds.

FEDERAL TAX MATTERS
-------------------------------------------------------------------

INTRODUCTION
The following discussion is general and is not intended as tax advice. The Company makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract. Federal, state, local and other tax consequences of ownership or purchase of a life insurance policy depend upon your circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a qualified tax advisor.

TAXATION OF THE COMPANY AND THE VARIABLE ACCOUNT
The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. The Separate Account is not an entity separate from the Company and its operations form a part of the Company. As a consequence, the Separate Account will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under current federal tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts. Generally, reserves are amounts that the Company is legally required to accumulate and maintain in order to meet future obligations under the Contracts. The Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account. Therefore, we do not intend to make provisions for any such taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may impose a charge against the Separate Account in order to make provisions for any such taxes.

TAXATION OF CONTRACT BENEFITS
In order to qualify as a life insurance policy for federal income tax purposes, the Contract must meet the definition of a life insurance policy set forth in
Section 7702 of the Code. Section 7702 limits the amount of premiums that may be invested in a Contract that qualifies as life insurance. The Contract is structured to meet the Section 7702 definition of a life insurance policy. This means that the Death Benefit is excluded from the beneficiary's gross income under Section 101(a) of the Code and you are not taxed on increases in the contract value until a distribution occurs.

If a Contract fails to qualify as life insurance under Section 7702, the Contract will not provide most of the tax advantages normally provided by life insurance. The Company has the right to amend the Contracts to comply with any future changes in the Code, any regulations or rulings under the Code and any other requirements imposed by the Internal Revenue Service.

If you surrender the Contract, you are subject to income tax on the portion of the distribution that exceeds the investment in the contract. The investment in the contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income.

If the Contract is not treated as a modified endowment contract, then Contract loans are not generally treated as taxable distributions, and you are generally taxed on partial withdrawals to the extent the amount distributed exceeds the

                            24     PROSPECTUS
investment in the contract. In certain situations, partial withdrawals, or reduction in benefits during the first fifteen years of the Contract may result in a taxable distribution before the investment in the contract is recovered. Interest paid on a Contract loan is generally not deductible. Withdrawals and loans from modified endowment contracts are subject to less favorable tax treatment.

If you are Owner and Insured under the Policy, the Death Benefit will be included in your gross estate for federal estate tax purposes if the proceeds are payable to your estate. If the beneficiary is not your estate, but you retain incidents of ownership in the Contract, the Death Benefit will also be included in your gross estate. Examples of incidents of ownership include:

- the right to change beneficiaries,

- to assign the Contract,

- to revoke an assignment,

- to pledge the Contract, or

- to obtain a Contract loan.

If you are Owner and Insured under the Contract, and you transfer all incidents of ownership in the Contract, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the Contract or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor.

The Contract may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a Contract in any of these arrangements, you should consult a qualified tax advisor regarding the tax attributes of the particular arrangement.

MODIFIED ENDOWMENT CONTRACTS
A life insurance policy is treated as a "modified endowment contract" under
Section 7702A of the Code if it meets the definition of life insurance in
Section 7702, but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A. The large single premium permitted under the Contract (which is equal to 100% of the "Guideline Single Premium" as defined in Section 7702 of the Code) does not meet the specific computational rules for the seven pay test provided in Section 7702A. Therefore, the Contract will generally be treated as a modified endowment contract. An exchange under Section 1035 of the Tax Code of a life insurance policy that is not a modified endowment contract will not cause the new policy to be a modified endowment contract if no additional premiums are paid. An exchange under Section 1035 of the Code of a life insurance policy that is a modified endowment contract for a new life insurance policy will always cause the new policy to be a modified endowment contract.

A Contract that is classified as a modified endowment contract is generally eligible for the beneficial tax treatment accorded to life insurance. The death benefit is excluded from income and increases in Contract Value are not subject to current taxation. If you receive any amount as a Contract loan from a modified endowment contract, or assign or pledge any part of the value of the Contract, such amount is treated as a distribution. Unlike other life insurance policies, withdrawals and distributions made before the insured's death are treated as taxable income first, then as recovery of investment in the contract. The taxable portion of any distribution from a modified endowment contract is subject to a 10% penalty tax, except as follows:

- distributions made on or after the date on which the taxpayer attains age 59 1/2;

- distributions attributable to the taxpayer's becoming disabled (within the meaning of Section 72(m)(7) of the Code);

- or any distribution that is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

All modified endowment contracts that are issued within any calendar year to the same owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any distributions.

DIVERSIFICATION REQUIREMENTS
For a Contract to qualify as a variable life insurance policy for federal tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Contract will not be treated as a variable life insurance policy for federal income tax purposes. As a result, you will be taxed on the excess of the contract value over the investment in the contract. Although the Company does not

                            25     PROSPECTUS
have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT
The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Separate Account investments may cause an investor to be treated as the owner of the Separate Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the Separate Account.

Your rights under this Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of Separate Account assets. For example, you have the choice to allocate premiums and Contract values among more investment options. Also, you may be able to transfer among investment options more frequently than in such rulings. These differences could result in you being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. The Company does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Contract will be successful.

PERFORMANCE INFORMATION
-------------------------------------------------------------------

From time to time, we may quote performance information for the Variable Sub-Accounts in advertisements, sales literature, or reports to Contract Owners or prospective investors.

We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical Investor's cash value or death benefit. We also may present the yield or total return of the Variable Sub-Accounts based on a hypothetical investment in a Contract. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the Variable Sub-Accounts, or the Funds in which they invest. The performance information shown may reflect the deduction of only some of the applicable charges to the Contract. We may, for example, exclude the deduction of one or more charges, such as the premium tax charge or withdrawal charge, and we generally expect to exclude cost of insurance charges because of the individual nature of these charges.

We may compare a Variable Sub-Account's performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications. We also may advertise ratings of the Company's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

Performance information for any Variable Sub-Account reflects the performance of a hypothetical Contract and are not illustrative of how actual investment performance would affect the benefits under your Contract. Therefore, you should not consider such performance information to be an estimate or guarantee of future performance.

ADDITIONAL INFORMATION ABOUT THE COMPANY
-------------------------------------------------------------------

The Company also acts as the sponsor for six other of its separate accounts that are registered investment companies: Glenbrook Life and Annuity Company Variable Annuity Account, Glenbrook Life and Annuity Company Separate

                            26     PROSPECTUS

Account A, Glenbrook Life AIM Variable Life Separate Account A, Glenbrook Life Variable Life Separate Account B, Glenbrook Life Scudder Variable Account (A), and Glenbrook Life Multi-Manager Variable Account. The officers and employees of the Company are covered by a fidelity bond in the amount of $5,000,000. No person beneficially owns more than 5% of the outstanding voting stock of The Allstate Corporation, of which the Company is an indirect wholly owned subsidiary.

EXECUTIVE OFFICERS AND DIRECTORS OF THE COMPANY
The directors and executive officers of the Company are listed below, with information as to their ages, dates of election and principal business occupations during the last five years (if other than their present business occupations).

THOMAS J. WILSON, II, 43, Director and President (1999)*, and Chief Executive Officer (2000)*

Also Director and Senior Vice President (1995-Present), and Chief Financial Officer(1995-1998) of Allstate Insurance Co.; Director (1999-Present) of ALFS, Inc.; Director (1995-Present), President (1999-Present), and Chairman of the Board (2000-Present) of Allstate Life Insurance Co.; Director and President (1999-Present), Chief Executive Officer (2000-Present), Chief Operating Officer (1999-2000), and Vice Chairman (1999) of Northbrook Life Insurance Company; Director (1999-Present), President (1998-Present), and Chairman of the Board (2000-Present) of Allstate Life Insurance Co. of New York; Director, Chairman of the Board, and Chief Executive Officer (1999-Present) of Lincoln Benefit Life Company; Director, Chairman of the Board, and Chief Executive Officer (1999-Present) of Surety Life Insurance Company; Director (1999-Present) of American Heritage Life Insurance Co.; Director and President (1999-Present) of American Heritage Life Investment Corporation; Director and President (1999-Present), Chairman of the Board (2000-Present) of Charter National Life Insurance Co.; Director and President (1999-Present), Chief Executive Officer (2000-Present) of Intramerica Life Insurance Co.; Managing Director (1999-Present) of LSA Asset Management, LLC; Director and Chairman of the Board
(1999) of Laughlin Group Holdings, Inc.; Director (1999-Present) of AFD, Inc.; Director (2000-Present) of AFDW, Inc.; Director (2000-Present) of Allstate Assignment Company; President and Manager (1999-Present) Allstate Financial Advisors, LLC; Manager (2000-Present) Allstate Financial Services, LLC; Director and President (1999-Present), Chairman of the Board (2000-Present) of Allstate Settlement Corporation; and Director, President, and Chairman of the Board
(2001) of Provident National Assurance Company.

MICHAEL J. VELOTTA, 55, Director (1992)*, Vice President, Secretary and General Counsel (1993)*

Also Director and Secretary (1993-Present) of ALFS, Inc.; Director (1992-Present), Secretary and General Counsel (1993-Present), Senior Vice President (1999-Present), and Vice President (1993-1999) of Allstate Life Insurance Company; Director (1992-Present), Vice President, Secretary, and General Counsel (1993-Present) of Allstate Life Insurance Company of New York; Director (1992-1997), Vice President, Secretary and General Counsel (1993-1997) of Glenbrook Life Insurance Company; Director (1992-Present), Vice President, Secretary, and General Counsel (1993-Present) of Northbrook Life Insurance Company; Director (1993-Present), Assistant Secretary (1995-Present), and Assistant General Counsel (2000-Present) of Lincoln Benefit Life Company; Director (1993-Present), Assistant Secretary (1995-Present), and Assistant General Counsel (2000-Present) of Surety Life Insurance Company; Director and Secretary (1999-Present) of AFD, Inc.; Director and Secretary (2000-Present) of AFDW, Inc.; Director, Vice President, and Secretary (2000-Present) of Allstate Assignment Company; Assistant Secretary (1999-2000) of Allstate Distributors, LLC; Manager, Secretary, and General Counsel (1999-Present) of Allstate Financial Advisors, LLC; Vice President and Secretary (1999-Present), Manager (2000-Present), and General Counsel (1999-2000) of Allstate Financial Services, LLC; Vice President, Assistant Secretary, and Assistant General Counsel (1999-Present), and Assistant Vice President (1998-1999) of Allstate Insurance Company; Director (1993-Present) and Secretary (1994-Present) of Allstate Settlement Corporation; Director, Vice President, Secretary, and General Counsel (1999-Present) of Charter National Life Insurance Company; Director, Vice President, Secretary, and General Counsel (1999-Present) of Intramerica Life Insurance Company; Managing Director, Secretary, and General Counsel (1999-Present) of LSA Asset Management, LLC; Director and Secretary (1995-2000) and General Counsel (1997-2000) of Laughlin Group Holdings, Inc.; and Director, Secretary, and General Counsel (2001) of Provident National Assurance Company.

JOHN R. HUNTER, 46, Vice President (1999)*

Also Vice President (1999-Present) and Assistant Vice President (1990-1999) of Allstate Life Insurance Company; Vice President (2000-Present) and Assistant Vice President (1996-1998) of Allstate Life Insurance Company of New York; President and Chief Executive Officer (1998-Present) and Director (1999-Present) of ALFS, Inc.; Director (1996-1997) of Glenbrook Life Insurance Company; Vice President (1999-Present), Director (1994-2000), Assistant Vice President (1990-1999), and First Vice President (1995-1998) of Northbrook Life Insurance Company; Director and President (1999-Present) of AFD, Inc.; President (2000-Present)

                            27     PROSPECTUS
of AFDW, Inc.; Managing Director and Executive Committee Member (1999) of Allstate Distributors, LLC; Manager (1999-2000) of Allstate Financial Services, LLC; Vice President (1999-Present) and Director (1999-2000) of Charter National Life Insurance Company; Vice President (2000-Present) and Director (1999-2000) of Intramerica Life Insurance Company; Managing Director and President (1999-Present) of LSA Asset Management, LLC; and Director (1996-2000) of Laughlin Group Holdings, Inc..

MARLA G. FRIEDMAN, 47, Vice President (1996)* and Director (2000)*

Also Director (1991-Present), Senior Vice President (1999-Present), and Vice President (1998-1999) of Allstate Life Insurance Company; Director (1993-1996) of ALFS, Inc.; Director (1997-Present), Vice President (1997-Present), and Assistant Vice President (1996-1997) of Allstate Life Insurance Company of New York; Director (1995-1996) of Allstate Settlement Corporation; Director (1991-1996), President and Chief Operating Officer (1995-1996), and Vice President (1996-1997) of Glenbrook Life Insurance Company; Director (2000-Present) and (1989-1996), Vice President (1996-Present), and President and Chief Operating Officer (1995-1996) of Northbrook Life Insurance Company; Director and Vice Chairman of the Board (1995-1996) of Laughlin Group Holdings, Inc.; Director and Vice President (1999-Present) of Charter National Life Insurance Company; Director and Vice President (1999-Present) of Intramerica Life Insurance Company; and Director and Senior Vice President (2001) of Provident National Assurance Company.

KAREN C. GARDNER, 47, Vice President (1999)*

Also Vice President--Tax (2000-Present) of Allstate Financial Services, LLC; Vice President (1996-Present) of Allstate Insurance Company; Vice President (1997-1998) of ALFS, Inc.; Vice President (1996-Present) of Allstate Life Insurance Company; Vice President (1996-Present) of Allstate Life Insurance Company of New York; Vice President (1996-Present) of Northbrook Life Insurance Company; Assistant Vice President (1996-Present) of Lincoln Benefit Life Company; Assistant Vice President (1996-Present) of Surety Life Insurance Company; Vice President (1999-Present) of AFD, Inc.; Vice President (2000-Present) of AFDW, Inc.; Vice President (2000-Present) of Allstate Assignment Company; Vice President (1999-Present) of Allstate Distributors, LLC; Vice President (2000-Present) of Allstate Settlement Corporation; Assistant Vice President (1999-Present) of American Heritage Life Investment Corporation; Vice President (1999-Present) of Charter National Life Insurance Company; Vice President (1996-1997) of Glenbrook Life Insurance Company; Vice President (1999-Present) of Intramerica Life Insurance Company; Vice President (1996-2000) of Laughlin Group Holdings, Inc.; and Vice President--Tax (2001) of Provident National Assurance Company.

KEVIN R. SLAWIN, 44, Vice President (1996)*

Also Assistant Vice President and Assistant Treasurer (1995-1996) of Allstate Insurance Company; Director (1996-Present) and Assistant Treasurer (1995-1996) of ALFS, Inc.; Director (1996-Present), Senior Vice President (1999-Present), Vice President (1996-1999), and Assistant Treasurer (1995-1996) of Allstate Life Insurance Company; Director and Vice President (1996-2000), and Assistant Treasurer (1995-1996) of Allstate Life Insurance Company of New York; Director and Vice President (1996-1997), and Assistant Treasurer (1995-1996) of Glenbrook Life Insurance Company; Vice President (1996-Present), Director (1996-2000), and Assistant Treasurer (1995-1996) of Northbrook Life Insurance Company; Director (1996-2000) and Assistant Treasurer (1995-1996) of Laughlin Group Holdings, Inc.; Director (1996-Present) of Lincoln Benefit Life Company; Director (1996-Present) of Surety Life Insurance Company; Director (1999-Present) of AFD, Inc.; Director and Vice President (2000-Present) of Allstate Assignment Company; Manager (1999-Present) of Allstate Financial Advisors, LLC; Director and Vice President (1996-Present), and Assistant Treasurer (1995-1996) of Allstate Settlement Corporation; Vice President (1999-Present) and Director (1999-2000) of Charter National Life Insurance Company; Director and Vice President (1999-2000) of Intramerica Life Insurance Company; and Managing Director (1999-2000) of LSA Asset Management, LLC.

CASEY J. SYLLA, 58, Chief Investment Officer (1995)*

Also Director, Senior Vice President, and Chief Investment Officer (1995-Present) of Allstate Insurance Company; Director and Chief Investment Officer (1995-Present) of Allstate Life Insurance Company; Chief Investment Officer (1995-Present) of Allstate Life Insurance Company of New York; Chief Investment Officer (1995-1997) of Glenbrook Life Insurance Company; Chief Investment Officer (1995-Present) and Director (1995-2000) of Northbrook Life Insurance Company; Chief Investment Officer (2000-Present) of Allstate Assignment Company; Chief Investment Officer (1995-Present) of Allstate Settlement Corporation; Chief Investment Officer (1999-Present) and Director (1999-2000) of Charter National Life Insurance Company; Chief Investment Officer (1999-Present) of Intramerica Life Insurance Company; and Chief Investment Officer (2001) of Provident National Assurance Company.

JAMES P. ZILS, 50, Treasurer (1995)*

Also Vice President and Treasurer (1995-Present) of Allstate Insurance Company; Assistant Treasurer (2000-Present) and Treasurer (1995-2000) of ALFS, Inc.; Treasurer (1995-Present) of Allstate Life Insurance Company; Treasurer (1995-Present) of Allstate Life Insurance Company of New York; Treasurer (1995-1997) of Glenbrook Life Insurance

                            28     PROSPECTUS

Company; Treasurer (1995-2000) of Laughlin Group Holdings, Inc.; Assistant Treasurer (2000-Present) and Treasurer (2000) of AFD, Inc.; Treasurer (2000-Present) of AFDW, Inc.; Treasurer (2000) of Allstate Assignment Company; Assistant Treasurer (2000-Present) and Treasurer (1999-2000) of Allstate Distributors, LLC; Treasurer (1999-Present) of Allstate Financial Advisors, LLC; Assistant Treasurer (1999-Present) of Allstate Financial Services, LLC; Treasurer (1995-Present) of Allstate Settlement Corporation; Treasurer (1995-Present) of Northbrook Life Insurance Company; Assistant Treasurer (2000-Present) of American Heritage Life Insurance Company; Treasurer (1999-Present) of American Heritage Life Investment Corporation; Treasurer (1999-Present) of Charter National Life Insurance Company; Assistant Treasurer (2000-Present) of Columbia Universal Life Insurance Company; Assistant Treasurer (2000-Present) of Concord Heritage Life Insurance Company, Inc.; Treasurer (1999-Present) of Intramerica Life Insurance Company; Assistant Treasurer (2000-Present) of Keystone State Life Insurance Company; Treasurer (1999-Present) of LSA Asset Management,LLC.; Assistant Treasurer (1999-Present) of Lincoln Benefit Life Company; Treasurer (2001) of Provident National Assurance Company; and Assistant Treasurer (1999-Present) of Surety Life Insurance Company.

SAMUEL H. PILCH, 54, Vice President (2000)* and Controller (1999)*

Also Controller (1996-Present), Group Vice President (1999-Present), and Vice President (1996-1999) of Allstate Insurance Company; Vice President (2000-Present) and Controller (1999-Present) of Allstate Life Insurance Company; Controller (1999-Present) of Allstate Life Insurance Company of New York; Vice President and Controller (2000-Present) of Allstate Assignment Company; Vice President (2000-Present) and Controller (1999-Present) of Allstate Settlement Corporation; Controller (1999-Present) and Vice President (2000-Present) of Northbrook Life Insurance Company; Vice President (1999-Present) of American Heritage Life Investment Corporation; Controller (1999-Present) and Vice President (2000-Present) of Charter National Life Insurance Company; Controller (2000-Present) of Columbia Universal Life Insurance Company; Controller (1999-Present) of Intramerica Life Insurance Company; Vice President and Controller (2000-Present) of Lincoln Benefit Life Company; Controller (2001) of Provident National Assurance Company; and Vice President and Controller (2000-Present) of Surety Life Insurance Company.

MARGARET G. DYER, 48, Director (2000)*

Also Director (2000-Present) of Allstate Assignment Company; Director and Senior Vice President (1999-Present) of Allstate Life Insurance Company; Director (2000-Present) of Allstate Life Insurance Company of New York; Director (2000-Present) of Allstate Settlement Corporation; Director (2000-Present) of Charter National Life Insurance Company; Director (2000-Present) of Northbrook Life Insurance Company; Director (2000-Present) of Intramerica Life Insurance Company; and Director and Senior Vice President (2001) of Provident National Assurance Company.

JOHN C. LOUNDS, 51, Director (2000)*

Also Manager (1999-Present) of Allstate Financial Advisors, LLC; Director (1994-Present), Senior Vice President (1999-Present), and Vice President (1994-1999) of Allstate Life Insurance Company; Director (2000-Present) of Allstate Life Insurance Company of New York; Director (1994-Present), Senior Vice President (1999-Present), and President (1994-1999) of Allstate Settlement Corporation; Director (2000-Present) of Northbrook Life Insurance Company; Director and Vice President (1999-Present) of Charter National Life Insurance Company; Director (2000-Present) of Intramerica Life Insurance Company; Director (1995-2000) and Vice President (1997-2000) of Laughlin Group Holdings, Inc.; and Director and Senior Vice President (2001) of Provident National Assurance Company.

JOHN K. MCCARTHY, 47, Director (2000)*

Also Director (2000-Present) of AFDW, Inc.; Manager (2000-Present) of Allstate Financial Services, LLC; Director and Senior Vice President (2000-Present) of Allstate Life Insurance Company; Director (2000-Present) of Allstate Life Insurance Company of New York; Director (2000-Present) of Northbrook Life Insurance Company; Director (2000-Present) of Charter National Life Insurance Company; Director (2000-Present) of Intramerica Life Insurance Company; Director (2000-Present) of Lincoln Benefit Life Company; Director and Senior Vice President (2001) of Provident National Assurance Company; and Director (2000-Present) of Surety Life Insurance Company.

STEVEN C. VERNEY, 42, Director (2000)* and Vice President (2001)* and Principal Financial Officer (2001)*

Also Director (2000-Present) of Allstate Assignment Company; Assistant Vice President (1997-2000) of Allstate Insurance Company; Director (2000-Present) and Vice President (1999-Present) of Allstate Life Insurance Company; Director and Vice President (2000-Present) of Allstate life Insurance Company of New York; Director (2000-Present) of Allstate Settlement Corporation; Director (2000-Present) of Northbrook Life Insurance Company; Director (2000-Present) of American Heritage Life Insurance Company; Director (2000-Present) of Charter National Life Insurance Company; Director and Vice President (2000-Present) of Intramerica Life Insurance Company; Managing Director (2001) of LSA Asset Management, LLC; and Director and Senior Vice President of Provident National Assurance Company.

*Date elected to current office.

                            29     PROSPECTUS

LEGAL PROCEEDINGS
From time to time the Company is involved in pending or threatened litigation in the normal course of its business in which claims for monetary damages are asserted. Management, after consultation with legal counsel, does not anticipate the ultimate liability arising from such pending or threatened litigation will have a material effect on the financial condition of the Company or the Variable Account.

LEGAL MATTERS
Foley & Lardner, Washington, D.C., has advised the Company on certain federal securities law matters. All matters of state law pertaining to the Contracts, including the validity of the Contracts and the Company's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of the Company.

REGISTRATION STATEMENT
We have filed a registration statement with respect to the Contracts with the SEC under the Securities Act of 1933, as amended. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits, to all of which reference is made for further information concerning the Variable Account, the Funds, the Company, and the Contracts. The exhibits to the registration statement include hypothetical illustrations of the Contract that show how the Death Benefit, Account Value and Cash Surrender Value could vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Variable Account equal to annual rates of 0%, 6%, and 12%, an initial premium of $10,000, Insureds in the standard rating class, and based on current and guaranteed Contract charges. Personalized illustrations provided by the Company upon request will be based on the methodology and format of these hypothetical illustrations as appropriate.

EXPERTS
The financial statements of the Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, and the related financial statement schedule included in this prospectus, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000, and for each of the periods in the three years then ended included in this prospectus, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Actuarial matters included in the Company's registration statement including the hypothetical Policy illustrations, have been examined by Dean Way, Actuary of the Company and are included in reliance upon his opinion as to their reasonableness.

                            30     PROSPECTUS

FINANCIAL INFORMATION
-------------------------------------------------------------------

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the three years then ended, the financial statements of the Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, the related financial statement schedule, and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and schedule of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contacts.

                            31     PROSPECTUS

                          Financial Statements

                               INDEX


                                                                            PAGE

Independent Auditors' Report................................................F-1

Financial Statements:


       Statements of Operations and Comprehensive Income for the Years Ended
          December 31, 2000, 1999 and 1998..................................F-2

       Statements of Financial Position
          December 31, 2000 and 1999........................................F-3

       Statements of Shareholder's Equity for the Years Ended
          December 31, 2000, 1999 and 1998..................................F-4

       Statements of Cash Flows for the Years Ended
          December 31, 2000, 1999 and 1998..................................F-5

       Notes to Financial Statements........................................F-6

       Schedule IV - Reinsurance for the Years Ended
          December 31, 2000, 1999 and 1998..................................F-17

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of
Glenbrook Life and Annuity Company:
--------------------------------------------------------------------------------

We have audited the accompanying Statements of Financial Position of Glenbrook Life and Annuity Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2000 and 1999, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2000. Our audits also included Schedule IV--Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV--Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 23, 2001

                       GLENBROOK LIFE AND ANNUITY COMPANY
               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
REVENUES
  Net investment income.....................................  $10,808    $ 6,579     $6,231
  Realized capital gains and losses.........................      419        312         (5)
                                                              -------    -------     ------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE............   11,227      6,891      6,226
INCOME TAX EXPENSE..........................................    3,925      2,382      2,182
                                                              -------    -------     ------
NET INCOME..................................................    7,302      4,509      4,044
                                                              -------    -------     ------
OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
  Change in unrealized net capital gains and losses.........    3,603     (5,286)     1,315
                                                              -------    -------     ------
COMPREHENSIVE INCOME (LOSS).................................  $10,905    $  (777)    $5,359
                                                              =======    =======     ======

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                        STATEMENTS OF FINANCIAL POSITION

                                                                     DECEMBER 31,
                                                              ---------------------------
                                                                  2000           1999
                                                              ------------   ------------
                                                              ($ IN THOUSANDS, EXCEPT PAR
                                                                      VALUE DATA)
ASSETS
Investments
  Fixed income securities, at fair value (amortized cost
   $139,819 and $94,173)....................................   $  144,127     $   92,937
  Short-term................................................        3,085         53,063
                                                               ----------     ----------
  Total investments.........................................      147,212        146,000
Cash........................................................       13,500              9
Reinsurance recoverable from Allstate Life Insurance
  Company, net..............................................    4,702,940      4,144,165
Deferred income taxes.......................................           --            293
Other assets................................................        3,391          2,706
Separate Accounts...........................................    1,740,328      1,541,756
                                                               ----------     ----------
      TOTAL ASSETS..........................................   $6,607,371     $5,834,929
                                                               ==========     ==========
LIABILITIES
Reserve for life-contingent contract benefits...............   $    6,094     $      800
Contractholder funds........................................    4,696,846      4,143,365
Current income taxes payable................................        3,729          2,360
Deferred income taxes.......................................        1,842             --
Payable to affiliates, net..................................        5,101          4,122
Separate Accounts...........................................    1,740,328      1,541,756
                                                               ----------     ----------
      TOTAL LIABILITIES.....................................    6,453,940      5,692,403
                                                               ----------     ----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 7)

SHAREHOLDER'S EQUITY
Common stock, $500 par value, 10,000 shares authorized,
  5,000 shares issued and outstanding.......................        2,500          2,500
Additional capital paid-in..................................      119,241        119,241
Retained income.............................................       28,890         21,588
Accumulated other comprehensive income (loss):
  Unrealized net capital gains (losses).....................        2,800           (803)
                                                               ----------     ----------
      Total accumulated other comprehensive income (loss)...        2,800           (803)
                                                               ----------     ----------
      TOTAL SHAREHOLDER'S EQUITY............................      153,431        142,526
                                                               ----------     ----------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY............   $6,607,371     $5,834,929
                                                               ==========     ==========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                       DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
COMMON STOCK
Balance, beginning of year..................................  $  2,500   $  2,100   $ 2,100
Issuance of new shares of stock.............................        --        400        --
                                                              --------   --------   -------
Balance, end of year........................................     2,500      2,500     2,100
                                                              --------   --------   -------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year..................................  $119,241   $ 69,641   $69,641
Capital contribution........................................        --     49,600        --
                                                              --------   --------   -------
Balance, end of year........................................   119,241    119,241    69,641
                                                              --------   --------   -------
RETAINED INCOME
Balance, beginning of year..................................  $ 21,588   $ 17,079   $13,035
Net income..................................................     7,302      4,509     4,044
                                                              --------   --------   -------
Balance, end of year........................................    28,890     21,588    17,079
                                                              --------   --------   -------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance, beginning of year..................................  $   (803)  $  4,483   $ 3,168
Change in unrealized net capital gains and losses...........     3,603     (5,286)    1,315
                                                              --------   --------   -------
Balance, end of year........................................     2,800       (803)    4,483
                                                              --------   --------   -------
    Total shareholder's equity..............................  $153,431   $142,526   $93,303
                                                              ========   ========   =======

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $  7,302   $  4,509   $  4,044
Adjustments to reconcile net income to net cash provided by
 operating activities
    Amortization and other non-cash items...................      (468)       (65)       (24)
    Realized capital gains and losses.......................      (419)      (312)         5
    Changes in:
      Income taxes payable..................................     1,563        235      1,590
      Other operating assets and liabilities................       254        264        915
                                                              --------   --------   --------
    Net cash provided by operating activities...............     8,232      4,631      6,530
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
  Proceeds from sales.......................................    20,682      9,049      1,966
  Investment collections....................................     3,163      4,945      7,123
  Investment purchases......................................   (68,967)   (20,328)   (15,250)
Change in short-term investments, net.......................    50,381    (48,288)      (369)
                                                              --------   --------   --------
    Net cash provided by (used in) investing activities.....     5,259    (54,622)    (6,530)
                                                              --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock......................        --        400         --
Capital contribution........................................        --     49,600         --
                                                              --------   --------   --------
    Net cash provided by financing activities...............        --     50,000         --
                                                              --------   --------   --------
NET INCREASE IN CASH........................................    13,491          9         --
CASH AT BEGINNING OF YEAR...................................         9         --         --
                                                              --------   --------   --------
CASH AT END OF YEAR.........................................  $ 13,500   $      9   $     --
                                                              ========   ========   ========

                       See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS
($ IN THOUSANDS)
-------------------------------------------------------------------

1.  GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Glenbrook Life and Annuity Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America.

NATURE OF OPERATIONS
The Company markets investment and life insurance products through banks and securities firms. Investment products include deferred annuities and immediate annuities without life contingencies. Deferred annuities include fixed rate, market value adjusted, indexed and variable annuities. Life insurance consists of interest-sensitive life and variable life insurance. In 2000, substantially all of the Company's statutory premiums and deposits were from annuities.

Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrender or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured with ALIC (see
Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed for banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation presents an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes which lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products, that are used to address a customer's estate planning needs, may be impacted to the extent any legislative changes occur to the current estate tax laws.

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by: (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in the capital markets.

Although the Company currently benefits from agreements with financial services entities who market and distribute its products, change in control or other factors of these non-affiliated entities with which the Company has alliances could negatively impact the Company's sales.

The Company is authorized to sell investment and life products in all states except New York, as well as in the District of Columbia. The top geographic locations for statutory premiums and deposits for the Company were California, Pennsylvania, Florida, New Jersey, Illinois, Texas and Michigan for the year ended December 31, 2000. No other jurisdiction accounted for more than 5% of statutory premiums and deposits. All premiums and deposits are ceded to ALIC under reinsurance agreements.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in Realized capital gains and losses. Short-term investments are carried at cost or amortized cost, which approximates fair value.

Investment income consists primarily of interest. Interest is recognized on an accrual basis. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

REINSURANCE RECOVERABLE
The Company has reinsurance agreements whereby all contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC (see Note 3). Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED Interest-sensitive life contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charge revenue consists of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and surrender charges. Contract benefits include interest credited to contracts and claims incurred in excess of the related contractholder account balance.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed rate annuities, market value adjusted annuities, indexed annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charge revenue for investment contracts consists of charges assessed against the contractholder account balance for contract administration and surrenders. Contract benefits include interest credited and claims incurred in excess of the related contractholder account balance.

Crediting rates for fixed rate and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions. Crediting rates for indexed annuities are based on an interest rate index, such as LIBOR or an equity index, such as the S&P 500.

Variable annuity and variable life contracts are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. The Company's contract charge revenue for these contracts consists of charges assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders.

All premiums, contract charges, contract benefits and interest credited are reinsured.

INCOME TAXES
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. Deferred income taxes arise primarily from unrealized capital gains and losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS
The Company issues deferred variable annuities and variable life contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated investment objectives.

The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. In the event that the asset value of certain contractholder accounts are projected to be below the value guaranteed by the Company, a liability is established through a charge to earnings. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations and comprehensive income. As described earlier, revenues to the Company from the Separate Accounts are recorded as contract charges.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to certain variable annuity contract guarantees, is computed on the basis of assumptions as to future investment yields, mortality, terminations and expenses. These assumptions include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of contracts that include an investment component, including interest-sensitive life policies and certain other investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges, and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in
Note 6.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.  RELATED PARTY TRANSACTIONS

REINSURANCE
The Company has reinsurance agreements whereby all contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements.

The following table summarizes amounts that were ceded to ALIC under reinsurance agreements.

                                   Year Ended December 31,
                                  2000       1999       1998
                                --------   --------   --------
Contract charges                $ 37,965   $ 27,175   $ 19,009
Credited interest, policy
 benefits, and certain
 expenses                        331,220    253,945    218,008

BUSINESS OPERATIONS
The Company utilizes services performed by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $48,553, $26,555 and $15,949 in 2000, 1999 and 1998, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.

4.  INVESTMENTS
FAIR VALUES
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                           Gross
                                        Unrealized
                        Amortized   -------------------     Fair
 At December 31, 2000     Cost       Gains      Losses     Value
----------------------  ---------   --------   --------   --------
U.S. government and
  agencies              $ 13,210     $2,376    $    --    $ 15,586
Municipal                  1,656         24        (38)      1,642
Corporate                 82,269      2,092     (1,167)     83,194
Mortgage-backed
  securities              42,684      1,081        (60)     43,705
                        --------     ------    -------    --------
  Total fixed income
   securities           $139,819     $5,573    $(1,265)   $144,127
                        ========     ======    =======    ========
At December 31, 1999
U.S. government and
  agencies              $ 24,274     $1,260    $    --    $ 25,534
Municipal                  1,656         --       (112)      1,544
Corporate                 49,255          9     (2,022)     47,242
Mortgage-backed
  securities              18,988         96       (467)     18,617
                        --------     ------    -------    --------
  Total fixed income
   securities           $ 94,173     $1,365    $(2,601)   $ 92,937
                        ========     ======    =======    ========

SCHEDULED MATURITIES
The scheduled maturities for fixed income securities are as follows at December 31, 2000:

                                          Amortized     Fair
                                            Cost       Value
                                          ---------   --------
Due after one year through five years     $ 41,889    $ 42,368
Due after five years through ten years      43,676      44,318
Due after ten years                         11,570      13,736
                                          --------    --------
                                            97,135     100,422
Mortgage-backed securities                  42,684      43,705
                                          --------    --------
  Total                                   $139,819    $144,127
                                          ========    ========

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

NET INVESTMENT INCOME

      Year Ended December 31,          2000       1999       1998
      -----------------------        --------   --------   --------
Fixed income securities              $10,317     $6,458     $6,151
Short-term investments                   587        230        183
                                     -------     ------     ------
  Investment income, before expense   10,904      6,688      6,334
  Investment expense                      96        109        103
                                     -------     ------     ------
  Net investment income              $10,808     $6,579     $6,231
                                     =======     ======     ======

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

        Year Ended December 31,             2000       1999       1998
        -----------------------           --------   --------   --------
Fixed income securities                    $ 419      $ 312       $(5)
                                           -----      -----       ---
  Realized capital gains and losses          419        312        (5)
  Income taxes                              (147)      (109)        2
                                           -----      -----       ---
  Realized capital gains and losses,
   after tax                               $ 272      $ 203       $(3)
                                           =====      =====       ===

Excluding calls and prepayments, gross gains of $807 and $370 were realized on sales of fixed income securities during 2000 and 1999, and gross losses of $388, $58 and $5 were realized on sales of fixed income securities during 2000, 1999 and 1998, respectively. There were no gross gains realized on sales of fixed income securities during 1998.

UNREALIZED NET CAPITAL GAINS
Unrealized net capital gains on fixed income securities included in shareholder's equity at December 31, 2000 are as follows:

                                                     Gross
                                                  Unrealized
                       Amortized     Fair     -------------------   Unrealized
                         Cost       Value      Gains      Losses    Net Gains
                       ---------   --------   --------   --------   ----------
Fixed income
 securities            $139,819    $144,127    $5,573    $(1,265)    $ 4,308
                       ========    ========    ======    =======
Deferred income taxes                                                 (1,508)
                                                                     -------
Unrealized net
 capital gains                                                       $ 2,800
                                                                     =======

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

      Year Ended December 31,          2000       1999       1998
      -----------------------        --------   --------   --------
Fixed income securities              $ 5,544    $(8,134)    $2,024
Deferred income taxes                 (1,941)     2,848       (709)
                                     -------    -------     ------
Increase (decrease) in unrealized
 net capital gains (losses)          $ 3,603    $(5,286)    $1,315
                                     =======    =======     ======

SECURITIES ON DEPOSIT
At December 31, 2000, fixed income securities with a carrying value of $11,044 were on deposit with regulatory authorities as required by law.

5.  FINANCIAL INSTRUMENTS
In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverable and deferred income taxes) and liabilities (including interest-sensitive life insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS
The carrying value and fair value of financial assets at December 31, are as follows:

                                2000                      1999
                       -----------------------   -----------------------
                        Carrying       Fair       Carrying       Fair
                         Value        Value        Value        Value
                       ----------   ----------   ----------   ----------
Fixed income
 securities            $  144,127   $  144,127   $   92,937   $   92,937
Short-term
 investments                3,085        3,085       53,063       53,063
Separate Accounts       1,740,328    1,740,328    1,541,756    1,541,756

Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value are deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES
The carrying value and fair value of financial liabilities at December 31, are as follows:

                                2000                      1999
                       -----------------------   -----------------------
                        Carrying       Fair       Carrying       Fair
                         Value        Value        Value        Value
                       ----------   ----------   ----------   ----------
Contractholder funds
 on investment
 contracts             $4,694,695   $4,467,866   $4,156,964   $3,924,117
Separate Accounts       1,740,328    1,740,328    1,541,756    1,541,756

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.

6. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS Reserves for life-contingent contract benefits represent death-benefit guarantees which exist on variable annuity products. The reserves are calculated assuming the expected payout in any year approximates the average payout over time.

At December 31, Contractholder funds consists of the following:


                                           2000         1999
                                        ----------   ----------
Interest-sensitive life                 $   27,997   $    9,503
Fixed annuities:
  Immediate annuities                       20,577       17,856
  Deferred annuities                     4,648,272    4,116,006
                                        ----------   ----------
  Total Contractholder funds            $4,696,846   $4,143,365
                                        ==========   ==========


Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Interest rates credited range from 4.2% to 7.1% for interest-sensitive life contracts; 3.5% to 7.3% for immediate annuities and 0.0% to 12.0% for deferred annuities. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and, ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 2% of deferred annuities are subject to a market value adjustment.

7.  COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS
The Company's business is subject to the effects of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

In the normal course of its business, the Company is involved in pending or threatened litigation and regulatory actions in which claims for monetary damages are asserted. At this time, based on their present status, it is the opinion of management, that the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. The Company's expenses related to these funds are immaterial and are ceded to ALIC under reinsurance agreements.

MARKETING AND COMPLIANCE ISSUES
Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company monitors its sales materials and enforces compliance procedures to mitigate exposure to potential litigation. The Company is a member of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

8.  INCOME TAXES
For 1996, the Company filed a separate federal income tax return. Beginning in 1997, the Company joined the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and detriments related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

Prior to June 30, 1995, the Corporation was a subsidiary of Sears Roebuck & Co. ("Sears") and , with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustment that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

The components of the deferred income tax assets and liabilities at December 31, are as follows:

                                                 2000       1999
                                               --------   --------
Deferred assets
Unrealized net capital losses                  $    --     $ 433
                                               -------     -----
  Total deferred assets                             --       433

Deferred liabilities
Unrealized net capital gains                    (1,508)       --
Difference in tax bases of investments            (334)     (140)
                                               -------     -----
  Total deferred liabilities                    (1,842)     (140)
                                               -------     -----
  Net deferred (liability) asset               $(1,842)    $ 293
                                               =======     =====

Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized based on the assumptions that certain levels of income will be achieved.

The components of income tax expense for the year ended December 31, are as follows:

                                        2000       1999       1998
                                      --------   --------   --------
Current                                $3,730     $2,326     $2,164
Deferred                                  195         56         18
                                       ------     ------     ------
  Total income tax expense             $3,925     $2,382     $2,182
                                       ======     ======     ======

The Company paid income taxes of $2,361, $2,148 and $592 in 2000, 1999 and 1998, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                         2000       1999       1998
                                       --------   --------   --------
Statutory federal income tax rate       35.0%      35.0%      35.0%
Other                                     --       (0.4)        --
                                        ----       ----       ----
Effective income tax rate               35.0%      34.6%      35.0%
                                        ====       ====       ====

9.  STATUTORY FINANCIAL INFORMATION
The Company's statutory capital and surplus was $147,081 and $141,362 at December 31, 2000 and 1999, respectively. The Company's statutory net income was $6,597, $4,179 and $4,698 for the years ended December 31, 2000, 1999 and 1998, respectively.

PERMITTED STATUTORY ACCOUNTING PRACTICES
The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a significant impact on statutory surplus or statutory net income.

The NAIC has approved a January 1, 2001 implementation date for newly developed statutory accounting principles ("codification"). The Company's state of domicile, Arizona, has passed legislation revising various statutory accounting requirements to conform to codification. These requirements will not have a material impact on the statutory surplus of the Company. The NAIC has installed a formal maintenance process to develop and propose new guidance, as well as on-going clarification and interpretation of issues. The impact of any future changes will be recorded as they are approved by the NAIC.

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2001 without prior approval of the Arizona Department of Insurance is $6,597.

RISK-BASED CAPITAL

The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The standard is based on a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and interest rate risks. At December 31, 2000, RBC for the Company was significantly above levels that would require regulatory action.

10.  OTHER COMPREHENSIVE INCOME
The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                           2000                              1999                              1998
                              -------------------------------   -------------------------------   -------------------------------
                               PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX
                              --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
Unrealized capital gains and
  losses:
----------------------------
Unrealized holding gains
  (losses) arising during
  the period                   $5,752    $(2,014)    $3,738     $(7,822)    $2,739     $(5,083)    $2,019     $(707)     $1,312
Less: reclassification
  adjustments                     208        (73)       135         312       (109)        203         (5)        2          (3)
                               ------    -------     ------     -------     ------     -------     ------     -----      ------
Unrealized net capital gains
  (losses)                      5,544     (1,941)     3,603      (8,134)     2,848      (5,286)     2,024      (709)      1,315
                               ------    -------     ------     -------     ------     -------     ------     -----      ------
Other comprehensive income
  (loss)                       $5,544    $(1,941)    $3,603     $(8,134)    $2,848     $(5,286)    $2,024     $(709)     $1,315
                               ======    =======     ======     =======     ======     =======     ======     =====      ======

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            SCHEDULE IV--REINSURANCE
                                ($ IN THOUSANDS)

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 2000
Life insurance in force.....................................  $65,852    $65,852    $    --
                                                              =======    =======    =======
Premiums and contract charges:
  Life and annuities........................................  $37,965    $37,965    $    --
                                                              =======    =======    =======

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 1999
Life insurance in force.....................................  $23,586    $23,586    $    --
                                                              =======    =======    =======
Premiums and contract charges:
  Life and annuities........................................  $27,175    $27,175    $    --
                                                              =======    =======    =======

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 1998
Life insurance in force.....................................  $12,056    $12,056    $    --
                                                              =======    =======    =======
Premiums and contract charges:
  Life and annuities........................................  $19,009    $19,009    $    --
                                                              =======    =======    =======

-----------------------------------------------------------------
     GLENBROOK LIFE
     VARIABLE LIFE SEPARATE
     ACCOUNT A

     FINANCIAL STATEMENTS AS OF DECEMBER 31, 2000
     AND FOR THE PERIODS ENDED DECEMBER 31, 2000,
     DECEMBER 31, 1999 AND DECEMBER 31, 1998, AND
     INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Glenbrook Life and Annuity Company:

--------------------------------------------------------------------------------

We have audited the accompanying statement of net assets of Glenbrook Life Variable Life Separate Account A (the "Account") as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account as disclosed in Note 1), and the related statements of operations and of changes in net assets for each of the periods in the three year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Glenbrook Life Variable Life Separate Account A as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account), and the results of operations for each of the individual sub-accounts and the changes in their net assets for each of the periods in the three year period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 16, 2001

                GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS

                                                              DECEMBER 31, 2000
                                                              ------------------
ASSETS
Allocation to Sub-Accounts investing in the AIM Variable
  Insurance Funds:
  AIM V.I. Capital Appreciation, 15,143 shares (cost
   $557,397)................................................     $   467,009
  AIM V.I. Balanced, 0 shares (cost $0).....................              --
  AIM V.I. Diversified Income, 13,636 shares (cost
   $140,948)................................................         129,268
  AIM V.I. Global Utilities, 11,790 shares (cost
   $276,070)................................................         249,467
  AIM V.I. Government Securities, 13,001 shares (cost
   $144,775)................................................         145,092
  AIM V.I. Growth, 18,734 shares (cost $589,560)............         464,967
  AIM V.I. Growth and Income, 20,212 shares (cost
   $589,784)................................................         529,341
  AIM V.I. International Equity, 38,204 shares (cost
   $974,110)................................................         768,668
  AIM V.I. Value, 18,903 shares (cost $579,351).............         516,235
Allocation to Sub-Accounts investing in the American Century
  Variable Portfolios, Inc.:
  American Century VP Balanced, 36,554 shares (cost
   $278,152)................................................         265,745
  American Century VP International, 52,982 shares (cost
   $560,078)................................................         542,005
Allocation to Sub-Accounts investing in the Dreyfus Variable
  Investment Fund:
  VIF Growth and Income, 19,726 shares (cost $466,753)......         463,175
  VIF Money Market, 1,407,253 shares (cost $1,407,253)......       1,407,253
  VIF Small Company Stock, 9,412 shares (cost $159,799).....         170,177
Allocation to Sub-Account investing in the Dreyfus Socially
  Responsible Growth Fund, Inc., 12,676 shares (cost
  $489,582).................................................         436,929
Allocation to Sub-Account investing in the Dreyfus Stock
  Index Fund, 41,352 shares (cost $1,535,226)...............       1,405,985
Allocation to Sub-Accounts investing in the Fidelity
  Variable Insurance Products Fund:
  VIP Equity-Income, 11,726 shares (cost $279,009)..........         299,236
  VIP Growth, 25,466 shares (cost $1,245,766)...............       1,111,590
  VIP High Income, 17,875 shares (cost $188,441)............         146,217
Allocation to Sub-Account investing in the Fidelity Variable
  Insurance Products Fund II:
  VIP II Contrafund, 38,547 shares (cost $953,278)..........         915,097
Allocation to Sub-Accounts investing in the MFS Variable
  Insurance Trust:
  MFS Emerging Growth Series, 64,632 shares (cost
   $2,141,674)..............................................       1,863,996
  MFS Growth & Income, 389 shares (cost $8,231).............           8,180
  MFS Limited Maturity Series, 4,468 shares (cost
   $45,250).................................................          46,465
  MFS New Discovery, 414 shares (cost $7,387)...............           6,874
  MFS Research, 1,590 shares (cost $34,948).................          33,072

                       See notes to financial statements.

                GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                      STATEMENT OF NET ASSETS (CONTINUED)

                                                              DECEMBER 31, 2000
                                                              ------------------
ASSETS
Allocation to Sub-Accounts investing in the Goldman Sachs
  Variable Insurance Trust:
  VIT Capital Growth, 953 shares (cost $13,160).............     $    11,521
  VIT CORE Small Cap Equity, 1,197 shares (cost $12,879)....          12,450
  VIT CORE U. S. Equity, 0 shares (cost $0).................              --
  VIT Global Income, 0 shares (cost $0).....................              --
  VIT International Equity, 158 shares (cost $2,099)........           1,859
Allocation to Sub-Accounts investing in The Universal
  Institutional Funds, Inc.:
  Equity Growth, 264 shares (cost $4,977)...................           4,427
  Fixed Income, 0 shares (cost $0)..........................              --
  Global Equity, 1,000 shares (cost $13,345)................          13,193
  Mid Cap Value, 568 shares (cost $9,798)...................           8,552
  Value, 0 shares (cost $0).................................              --
Allocation to Sub-Accounts investing in the Oppenheimer
  Variable Account Funds:
  Oppenheimer Aggressive Growth, 98 shares (cost $7,983)....           6,953
  Oppenheimer Capital Appreciation, 605 shares (cost
   $29,763).................................................          28,234
  Oppenheimer Global Securities, 496 shares (cost
   $14,877).................................................          15,041
  Oppenheimer Main Street Growth & Income, 5,044 shares
   (cost $112,525)..........................................         107,232
  Oppenheimer Strategic Bond, 6,726 shares (cost $31,116)...          31,544
Allocation to Sub-Accounts investing in the Franklin
  Templeton Variable Insurance Products Trust:
  Franklin Small Cap, 1,716 shares (cost $40,016)...........          36,268
  Templeton Developing Markets Securities, 0 shares (cost
   $0)......................................................              --
  Templeton Growth Securities, 0 shares (cost $0)...........              --
  Templeton International Securities, 593 shares (cost
   $10,804).................................................          11,077
  Templeton Mutual Shares Securities, 1,768 shares (cost
   $24,402).................................................          25,139
                                                                 -----------
      TOTAL ASSETS..........................................      12,705,533
                                                                 ===========
LIABILITIES
Payable to Glenbrook Life and Annuity Company:
  Accrued contract maintenance charges......................           5,246
      NET ASSETS............................................     $12,700,287
                                                                 ===========

                       See notes to financial statements.

                GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                            STATEMENTS OF OPERATIONS

                                                    AIM VARIABLE INSURANCE FUNDS SUB-ACCOUNTS
                                         ---------------------------------------------------------------
                                         AIM V.I. CAPITAL APPRECIATION     AIM V.I. DIVERSIFIED INCOME
                                         ------------------------------   ------------------------------
FOR THE YEARS ENDED DECEMBER 31,           2000       1999     1998(A)      2000       1999     1998(A)
--------------------------------         --------   --------   --------   --------   --------   --------
NET INVESTMENT INCOME (LOSS)
Dividends..............................  $ 12,891   $ 1,614     $  475    $ 8,119    $ 3,455    $ 2,906
Charges from Glenbrook Life and Annuity
 Company:
  Mortality and expense risk...........    (2,764)     (150)       (22)      (769)      (432)      (119)
                                         --------   -------     ------    -------    -------    -------
    Net investment income (loss).......    10,127     1,464        453      7,350      3,023      2,787
                                         --------   -------     ------    -------    -------    -------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of
 investments:
  Proceeds from sales..................    64,855    17,269      1,836     27,875      6,567        539
  Cost of investments sold.............    62,490    15,743      2,682     29,575      7,124        563
                                         --------   -------     ------    -------    -------    -------
    Net realized gains (losses)........     2,365     1,526       (846)    (1,700)      (557)       (24)
Change in unrealized gains (losses)....  (102,610)    9,566      2,656     (5,186)    (3,815)    (2,679)
                                         --------   -------     ------    -------    -------    -------
    Net realized and unrealized gains
     (losses) on investments...........  (100,245)   11,092      1,810     (6,886)    (4,372)    (2,703)
                                         --------   -------     ------    -------    -------    -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS............................  $(90,118)  $12,556     $2,263    $   464    $(1,349)   $    84
                                         ========   =======     ======    =======    =======    =======

(a) For the Period Beginning July 23, 1998 and Ended December 31, 1998

                       See notes to financial statements.

                  GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                             STATEMENTS OF OPERATIONS

                                                     AIM VARIABLE INSURANCE FUNDS SUB-ACCOUNTS
                                          ---------------------------------------------------------------
                                            AIM V.I. GLOBAL UTILITIES      AIM V.I. GOVERNMENT SECURITIES
                                          ------------------------------   ------------------------------
FOR THE YEARS ENDED DECEMBER 31,            2000       1999     1998(A)      2000       1999     1998(A)
--------------------------------          --------   --------   --------   --------   --------   --------
NET INVESTMENT INCOME (LOSS)
Dividends...............................  $ 12,161    $  297     $   --    $ 6,726    $ 2,345    $    53
Charges from Glenbrook Life and Annuity
 Company:
  Mortality and expense risk............    (1,185)      (40)        --       (835)      (417)       (46)
                                          --------    ------     ------    -------    -------    -------
    Net investment income (loss)........    10,976       257         --      5,891      1,928          7
                                          --------    ------     ------    -------    -------    -------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of
 investments:
  Proceeds from sales...................    21,816       744         --     12,238      1,089     46,149
  Cost of investments sold..............    22,411       621         --     12,033      1,051     44,965
                                          --------    ------     ------    -------    -------    -------
    Net realized gains (losses).........      (595)      123         --        205         38      1,184
Change in unrealized gains (losses).....   (30,091)    3,488         --      3,442     (3,190)        65
                                          --------    ------     ------    -------    -------    -------
    Net realized and unrealized gains
     (losses) on investments............   (30,686)    3,611         --      3,647     (3,152)     1,249
                                          --------    ------     ------    -------    -------    -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS.............................  $(19,710)   $3,868     $   --    $ 9,538    $(1,224)   $ 1,256
                                          ========    ======     ======    =======    =======    =======

(a) For the Period Beginning July 23, 1998 and Ended December 31, 1998

                       See notes to financial statements.

                  GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                             STATEMENTS OF OPERATIONS

                                                  AIM VARIABLE INSURANCE FUNDS SUB-ACCOUNTS
                                      -----------------------------------------------------------------
                                              AIM V.I. GROWTH             AIM V.I. GROWTH AND INCOME
                                      -------------------------------   -------------------------------
FOR THE YEARS ENDED DECEMBER 31,        2000        1999     1998(A)      2000        1999     1998(A)
--------------------------------      ---------   --------   --------   ---------   --------   --------
NET INVESTMENT INCOME (LOSS)
Dividends...........................  $  15,310   $ 5,727     $   --    $  15,286   $ 1,865    $   824
Charges from Glenbrook Life and
 Annuity Company:
  Mortality and expense risk........     (3,582)     (205)        --       (3,828)     (888)       (89)
                                      ---------   -------     ------    ---------   -------    -------
    Net investment income (loss)....     11,728     5,522         --       11,458       977        735
                                      ---------   -------     ------    ---------   -------    -------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales
 of investments:
  Proceeds from sales...............     52,514     1,894         --      105,739    31,082      1,159
  Cost of investments sold..........     60,637     1,864         --      102,021    25,574      2,747
                                      ---------   -------     ------    ---------   -------    -------
    Net realized gains (losses).....     (8,123)       30         --        3,718     5,508     (1,588)
Change in unrealized gains
 (losses)...........................   (141,254)   16,661         --     (104,794)   35,218      9,133
                                      ---------   -------     ------    ---------   -------    -------
    Net realized and unrealized
     gains (losses) on
     investments....................   (149,377)   16,691         --     (101,076)   40,726      7,545
                                      ---------   -------     ------    ---------   -------    -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS....................  $(137,649)  $22,213     $   --    $ (89,618)  $41,703    $ 8,280
                                      =========   =======     ======    =========   =======    =======

(a) For the Period Beginning July 23, 1998 and Ended December 31, 1998

                       See notes to financial statements.

                GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                            STATEMENTS OF OPERATIONS

                                                 AIM VARIABLE INSURANCE FUNDS SUB-ACCOUNTS
                                      ----------------------------------------------------------------
                                       AIM V.I. INTERNATIONAL EQUITY            AIM V.I. VALUE
                                      -------------------------------   ------------------------------
FOR THE YEARS ENDED DECEMBER 31,        2000        1999     1998(A)      2000       1999     1998(A)
--------------------------------      ---------   --------   --------   --------   --------   --------
NET INVESTMENT INCOME (LOSS)
Dividends...........................  $  50,467   $ 6,242     $  137    $ 23,234   $ 4,571    $ 3,133
Charges from Glenbrook Life and
 Annuity Company:
  Mortality and expense risk........     (5,424)     (432)       (21)     (3,810)   (1,105)       (96)
                                      ---------   -------     ------    --------   -------    -------
    Net investment income (loss)....     45,043     5,810        116      19,424     3,466      3,037
                                      ---------   -------     ------    --------   -------    -------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales
 of investments:
  Proceeds from sales...............     66,526    11,607      1,549      44,808    30,299     12,085
  Cost of investments sold..........     76,589    10,357      1,662      42,612    28,904      3,054
                                      ---------   -------     ------    --------   -------    -------
    Net realized gains (losses).....    (10,063)    1,250       (113)      2,196     1,395      9,031
Change in unrealized gains
 (losses)...........................   (246,811)   40,259      1,110    (106,907)   44,176       (385)
                                      ---------   -------     ------    --------   -------    -------
    Net realized and unrealized
     gains (losses) on
     investments....................   (256,874)   41,509        997    (104,711)   45,571      8,646
                                      ---------   -------     ------    --------   -------    -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS....................  $(211,831)  $47,319     $1,113    $(85,287)  $49,037    $11,683
                                      =========   =======     ======    ========   =======    =======

(a) For the Period Beginning July 23, 1998 and Ended December 31, 1998

                       See notes to financial statements.

                  GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                             STATEMENTS OF OPERATIONS

                                             AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. SUB-ACCOUNTS
                                        ------------------------------------------------------------------
                                         AMERICAN CENTURY VP BALANCED    AMERICAN CENTURY VP INTERNATIONAL
                                        ------------------------------   ---------------------------------
FOR THE YEARS ENDED DECEMBER 31,          2000       1999       1998       2000        1999        1998
--------------------------------        --------   --------   --------   ---------   ---------   ---------
NET INVESTMENT INCOME (LOSS)
Dividends.............................  $  4,972   $ 9,413    $   149    $  4,580     $    --     $   611
Charges from Glenbrook Life and
 Annuity Company:
  Mortality and expense risk..........    (1,603)     (592)      (211)     (3,748)       (871)       (137)
                                        --------   -------    -------    --------     -------     -------
    Net investment income (loss)......     3,369     8,821        (62)        832        (871)        474
                                        --------   -------    -------    --------     -------     -------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of
 investments:
  Proceeds from sales.................    22,093     1,547     50,170      56,977      13,978       2,116
  Cost of investments sold............    20,752     1,606     50,835      54,026      12,621       3,626
                                        --------   -------    -------    --------     -------     -------
    Net realized gains (losses).......     1,341       (59)      (665)      2,951       1,357      (1,510)
Change in unrealized gains (losses)...   (13,299)   (2,432)     3,202     (90,119)     68,906       3,140
                                        --------   -------    -------    --------     -------     -------
    Net realized and unrealized gains
     (losses) on investments..........   (11,958)   (2,491)     2,537     (87,168)     70,263       1,630
                                        --------   -------    -------    --------     -------     -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS...........................  $ (8,589)  $ 6,330    $ 2,475    $(86,336)    $69,392     $ 2,104
                                        ========   =======    =======    ========     =======     =======

                       See notes to financial statements.

                GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                            STATEMENTS OF OPERATIONS

                                              DREYFUS VARIABLE INVESTMENT FUND SUB-ACCOUNTS
                                    -----------------------------------------------------------------
                                        VIF GROWTH AND INCOME                VIF MONEY MARKET
                                    ------------------------------   --------------------------------
FOR THE YEARS ENDED DECEMBER 31,      2000       1999       1998        2000        1999       1998
--------------------------------    --------   --------   --------   ----------   --------   --------
NET INVESTMENT INCOME (LOSS)
Dividends.........................  $ 19,949   $12,620    $ 1,606    $   48,599   $12,649    $ 18,933
Charges from Glenbrook Life and
 Annuity Company:
  Mortality and expense risk......    (3,470)   (2,105)      (553)       (7,399)   (2,289)     (1,563)
                                    --------   -------    -------    ----------   -------    --------
    Net investment income
     (loss).......................    16,479    10,515      1,053        41,200    10,360      17,370
                                    --------   -------    -------    ----------   -------    --------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales
 of investments:
  Proceeds from sales.............    71,432    15,344     49,644     1,634,559    19,883     383,015
  Cost of investments sold........    67,596    11,796     52,675     1,634,559    19,883     383,015
                                    --------   -------    -------    ----------   -------    --------
    Net realized gains (losses)...     3,836     3,548     (3,031)           --        --          --
Change in unrealized gains
 (losses).........................   (42,991)   27,379     11,616            --        --          --
                                    --------   -------    -------    ----------   -------    --------
    Net realized and unrealized
     gains (losses) on
     investments..................   (39,155)   30,927      8,585            --        --          --
                                    --------   -------    -------    ----------   -------    --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS..................  $(22,676)  $41,442    $ 9,638    $   41,200   $10,360    $ 17,370
                                    ========   =======    =======    ==========   =======    ========

                       See notes to financial statements.

                GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                            STATEMENTS OF OPERATIONS

                                                                             DREYFUS SOCIALLY RESPONSIBLE
                                            DREYFUS VARIABLE INVESTMENT         GROWTH FUND, INC. SUB-
                                                 FUND SUB-ACCOUNTS                     ACCOUNT
                                           ------------------------------   ------------------------------
                                                        VIF                  DREYFUS SOCIALLY RESPONSIBLE
                                                SMALL COMPANY STOCK               GROWTH FUND, INC.
                                           ------------------------------   ------------------------------
FOR THE YEARS ENDED DECEMBER 31,             2000       1999       1998       2000       1999       1998
--------------------------------           --------   --------   --------   --------   --------   --------
NET INVESTMENT INCOME (LOSS)
Dividends................................  $   173    $    --    $    57    $  3,515    $  960     $ 187
Charges from Glenbrook Life and Annuity
 Company:
  Mortality and expense risk.............   (2,982)      (426)      (107)     (2,206)      (68)       (2)
                                           -------    -------    -------    --------    ------     -----
    Net investment income (loss).........   (2,809)      (426)       (50)      1,309       892       185
                                           -------    -------    -------    --------    ------     -----
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of
 investments:
  Proceeds from sales....................   20,454      3,631      1,023      35,823       543         2
  Cost of investments sold...............   18,621      4,921      1,064      35,093       164         2
                                           -------    -------    -------    --------    ------     -----
    Net realized gains (losses)..........    1,833     (1,290)       (41)        730       379        --
Change in unrealized gains (losses)......    3,448      8,468     (1,538)    (54,421)    1,898      (130)
                                           -------    -------    -------    --------    ------     -----
    Net realized and unrealized gains
     (losses) on investments.............    5,281      7,178     (1,579)    (53,691)    2,277      (130)
                                           -------    -------    -------    --------    ------     -----
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS..............................  $ 2,472    $ 6,752    $(1,629)   $(52,382)   $3,169     $  55
                                           =======    =======    =======    ========    ======     =====

                       See notes to financial statements.

                GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                            STATEMENTS OF OPERATIONS

                                                 DREYFUS STOCK             FIDELITY VARIABLE INSURANCE
                                            INDEX FUND SUB-ACCOUNT          PRODUCTS FUND SUB-ACCOUNTS
                                        -------------------------------   ------------------------------
                                           DREYFUS STOCK INDEX FUND             VIP EQUITY-INCOME
                                        -------------------------------   ------------------------------
FOR THE YEARS ENDED DECEMBER 31,          2000        1999     1998(A)      2000       1999     1998(A)
--------------------------------        ---------   --------   --------   --------   --------   --------
NET INVESTMENT INCOME (LOSS)
Dividends.............................  $  31,406   $ 1,574     $   --    $ 8,229     $2,321    $    --
Charges from Glenbrook Life and
 Annuity Company:
  Mortality and expense risk..........     (8,210)     (337)        (9)    (1,765)      (536)       (89)
                                        ---------   -------     ------    -------     ------    -------
    Net investment income (loss)......     23,196     1,237         (9)     6,464      1,785        (89)
                                        ---------   -------     ------    -------     ------    -------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of
 investments:
  Proceeds from sales.................    118,404     8,496      9,660     19,934      2,429     10,305
  Cost of investments sold............    121,107     8,087      9,877     19,412      1,314      9,686
                                        ---------   -------     ------    -------     ------    -------
    Net realized gains (losses).......     (2,703)      409       (217)       522      1,115        619
Change in unrealized gains (losses)...   (141,298)   12,060         (3)    14,935      1,098      4,194
                                        ---------   -------     ------    -------     ------    -------
    Net realized and unrealized gains
     (losses) on investments..........   (144,001)   12,469       (220)    15,457      2,213      4,813
                                        ---------   -------     ------    -------     ------    -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS...........................  $(120,805)  $13,706     $ (229)   $21,921     $3,998    $ 4,724
                                        =========   =======     ======    =======     ======    =======

(a) For the Period Beginning July 23, 1998 and Ended December 31, 1998

                       See notes to financial statements.

                  GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                             STATEMENTS OF OPERATIONS

                                           FIDELITY VARIABLE INSURANCE PRODUCTS FUND SUB-ACCOUNTS
                                      ----------------------------------------------------------------
                                                VIP GROWTH                     VIP HIGH INCOME
                                      -------------------------------   ------------------------------
FOR THE YEARS ENDED DECEMBER 31,        2000        1999       1998       2000       1999       1998
--------------------------------      ---------   --------   --------   --------   --------   --------
NET INVESTMENT INCOME (LOSS)
Dividends                             $  42,097   $15,326    $     2    $ 11,276   $11,022    $     1
Charges from Glenbrook Life and
 Annuity Company:
  Mortality and expense risk........     (7,414)   (1,716)      (236)     (1,444)   (1,329)      (611)
                                      ---------   -------    -------    --------   -------    -------
    Net investment income (loss)....     34,683    13,610       (234)      9,832     9,693       (610)
                                      ---------   -------    -------    --------   -------    -------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales
 of investments:
  Proceeds from sales...............    117,086    20,409     51,708      74,750    31,076     13,115
  Cost of investments sold..........    113,985    18,389     52,151      84,993    33,322     13,714
                                      ---------   -------    -------    --------   -------    -------
    Net realized gains (losses).....      3,101     2,020       (443)    (10,243)   (2,246)      (599)
Change in unrealized gains
 (losses)...........................   (203,546)   58,040     11,013     (38,338)    1,625     (5,511)
                                      ---------   -------    -------    --------   -------    -------
    Net realized and unrealized
     gains (losses) on
     investments....................   (200,445)   60,060     10,570     (48,581)     (621)    (6,110)
                                      ---------   -------    -------    --------   -------    -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS....................  $(165,762)  $73,670    $10,336    $(38,749)  $ 9,072    $(6,720)
                                      =========   =======    =======    ========   =======    =======

                       See notes to financial statements.

                GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                            STATEMENTS OF OPERATIONS

                                      FIDELITY VARIABLE INSURANCE         MFS VARIABLE INSURANCE
                                     PRODUCTS FUND II SUB-ACCOUNTS          TRUST SUB-ACCOUNTS
                                    -------------------------------   -------------------------------
                                           VIP II CONTRAFUND            MFS EMERGING GROWTH SERIES
                                    -------------------------------   -------------------------------
FOR THE YEARS ENDED DECEMBER 31,      2000        1999       1998       2000        1999       1998
--------------------------------    ---------   --------   --------   ---------   --------   --------
NET INVESTMENT INCOME (LOSS)
Dividends.........................  $  65,606   $ 7,319    $   174    $  58,650   $     --   $   181
Charges from Glenbrook Life and
 Annuity Company:
  Mortality and expense risk......     (6,314)   (2,180)      (381)     (13,078)    (1,316)     (147)
                                    ---------   -------    -------    ---------   --------   -------
    Net investment income
     (loss).......................     59,292     5,139       (207)      45,572     (1,316)       34
                                    ---------   -------    -------    ---------   --------   -------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales
 of investments:
  Proceeds from sales.............     88,815    27,304      6,364      173,264     14,592     3,421
  Cost of investments sold........     87,985    23,848      6,966      173,477     11,167     4,113
                                    ---------   -------    -------    ---------   --------   -------
    Net realized gains (losses)...        830     3,456       (602)        (213)     3,425      (692)
Change in unrealized gains
 (losses).........................   (120,150)   62,113     19,856     (455,785)   167,660    10,447
                                    ---------   -------    -------    ---------   --------   -------
    Net realized and unrealized
     gains (losses) on
     investments..................   (119,320)   65,569     19,254     (455,998)   171,085     9,755
                                    ---------   -------    -------    ---------   --------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS..................  $ (60,028)  $70,708    $19,047    $(410,426)  $169,769   $ 9,789
                                    =========   =======    =======    =========   ========   =======

                       See notes to financial statements.

                GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                            STATEMENTS OF OPERATIONS

                                                  MFS VARIABLE INSURANCE TRUST SUB-ACCOUNTS
                                       ----------------------------------------------------------------
                                         MFS
                                       GROWTH &                                     MFS NEW      MFS
                                        INCOME     MFS LIMITED MATURITY SERIES     DISCOVERY   RESEARCH
                                       --------   ------------------------------   ---------   --------
FOR THE YEARS ENDED DECEMBER 31,       2000(B)      2000       1999       1998      2000(B)    2000(B)
--------------------------------       --------   --------   --------   --------   ---------   --------
NET INVESTMENT INCOME (LOSS)
Dividends............................    $ --     $    --    $ 3,446    $ 1,545     $    --    $    --
Charges from Glenbrook Life and
 Annuity Company:
  Mortality and expense risk.........      (9)       (473)      (561)      (214)        (15)       (25)
                                         ----     -------    -------    -------     -------    -------
    Net investment income (loss).....      (9)       (473)     2,885      1,331         (15)       (25)
                                         ----     -------    -------    -------     -------    -------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of
 investments:
  Proceeds from sales................       9      26,537     26,137     50,220       7,439         31
  Cost of investments sold...........      10      27,076     25,713     57,662       7,516         33
                                         ----     -------    -------    -------     -------    -------
    Net realized gains (losses)......      (1)       (539)       424     (7,442)        (77)        (2)
Change in unrealized gains
 (losses)............................     (51)      3,334     (2,168)        49        (513)    (1,876)
                                         ----     -------    -------    -------     -------    -------
    Net realized and unrealized gains
     (losses) on investments.........     (52)      2,795     (1,744)    (7,393)       (590)    (1,878)
                                         ----     -------    -------    -------     -------    -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS.....................    $(61)    $ 2,322    $ 1,141    $(6,062)    $  (605)   $(1,903)
                                         ====     =======    =======    =======     =======    =======

(b) For the Period Beginning August 25, 2000 and Ended December 31, 2000

                       See notes to financial statements.

                  GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                             STATEMENTS OF OPERATIONS

                                                 GOLDMAN SACH                  THE UNIVERSAL INSTITUTIONAL
                                    VARIABLE INSURANCE TRUST SUB-ACCOUNTS        FUNDS, INC. SUB-ACCOUNTS
                                   ----------------------------------------   ------------------------------
                                                  VIT CORE         VIT
                                   VIT CAPITAL   SMALL CAP    INTERNATIONAL    EQUITY     GLOBAL    MID CAP
                                     GROWTH        EQUITY        EQUITY        GROWTH     EQUITY     GROWTH
                                   -----------   ----------   -------------   --------   --------   --------
FOR THE YEARS ENDED DECEMBER 31,     2000(B)      2000(B)        2000(B)      2000(B)    2000(B)    2000(B)
--------------------------------   -----------   ----------   -------------   --------   --------   --------
NET INVESTMENT INCOME (LOSS)
Dividends........................    $   694       $ 412          $ 111        $ 189      $ 879     $ 1,084
Charges from Glenbrook Life and
 Annuity Company:
  Mortality and expense risk.....        (17)        (17)            (5)          (6)       (18)        (24)
                                     -------       -----          -----        -----      -----     -------
    Net investment income
     (loss)......................        677         395            106          183        861       1,060
                                     -------       -----          -----        -----      -----     -------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) from
 sales of investments:
  Proceeds from sales............         24          24              8            8         25       1,098
  Cost of investments sold.......         26          26              9            9         26       1,292
                                     -------       -----          -----        -----      -----     -------
    Net realized gains
     (losses)....................         (2)         (2)            (1)          (1)        (1)       (194)
Change in unrealized gains
 (losses)........................     (1,639)       (429)          (240)        (550)      (152)     (1,246)
                                     -------       -----          -----        -----      -----     -------
    Net realized and unrealized
     gains (losses) on
     investments.................     (1,641)       (431)          (241)        (551)      (153)     (1,440)
                                     -------       -----          -----        -----      -----     -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS.................    $  (964)      $ (36)         $(135)       $(368)     $ 708     $  (380)
                                     =======       =====          =====        =====      =====     =======

(b) For the Period Beginning August 25, 2000 and Ended December 31, 2000

                       See notes to financial statements.

                GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                            STATEMENTS OF OPERATIONS

                                                   OPPENHEIMER VARIABLE ACCOUNT FUNDS SUB-ACCOUNTS
                                      -------------------------------------------------------------------------
                                      OPPENHEIMER   OPPENHEIMER    OPPENHEIMER     OPPENHEIMER      OPPENHEIMER
                                      AGGRESSIVE      CAPITAL        GLOBAL        MAIN STREET       STRATEGIC
                                        GROWTH      APPRECIATION   SECURITIES    GROWTH & INCOME       BOND
                                      -----------   ------------   -----------   ----------------   -----------
FOR THE YEARS ENDED DECEMBER 31,        2000(B)       2000(B)        2000(B)         2000(B)          2000(B)
--------------------------------      -----------   ------------   -----------   ----------------   -----------
NET INVESTMENT INCOME (LOSS)
Dividends...........................    $    --       $    --        $   --          $    --          $   --
Charges from Glenbrook Life and
 Annuity Company:
  Mortality and expense risk........         (8)          (53)          (22)            (121)            (39)
                                        -------       -------        ------          -------          ------
    Net investment income (loss)....         (8)          (53)          (22)            (121)            (39)
                                        -------       -------        ------          -------          ------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales
 of investments:
  Proceeds from sales...............         11         9,806         5,808            2,621           5,975
  Cost of investments sold..........         12        10,084         6,022            2,770           6,045
                                        -------       -------        ------          -------          ------
    Net realized gains (losses).....         (1)         (278)         (214)            (149)            (70)
Change in unrealized gains
 (losses)...........................     (1,030)       (1,529)          164           (5,293)            428
                                        -------       -------        ------          -------          ------
    Net realized and unrealized
     gains (losses) on
     investments....................     (1,031)       (1,807)          (50)          (5,442)            358
                                        -------       -------        ------          -------          ------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS....................    $(1,039)      $(1,860)       $  (72)         $(5,563)         $  319
                                        =======       =======        ======          =======          ======

(b) For the Period Beginning August 25, 2000 and Ended December 31, 2000

                       See notes to financial statements.

                  GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                             STATEMENTS OF OPERATIONS

                                                      FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
                                                                    TRUST SUB-ACCOUNTS
                                                 --------------------------------------------------------
                                                              TEMPLETON       TEMPLETON       TEMPLETON
                                                 FRANKLIN     DEVELOPING    INTERNATIONAL   MUTUAL SHARES
                                                 SMALL CAP   MARKETS SEC.    SECURITIES      SECURITIES
                                                 ---------   ------------   -------------   -------------
FOR THE YEARS ENDED DECEMBER 31,                  2000(B)      2000(B)         2000(B)         2000(B)
--------------------------------                 ---------   ------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends......................................   $    --        $ --          $   --           $ --
Charges from Glenbrook Life and Annuity
 Company:
  Mortality and expense risk...................       (38)         --             (28)           (21)
                                                  -------        ----          ------           ----
    Net investment income (loss)...............       (38)         --             (28)           (21)
                                                  -------        ----          ------           ----
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) from sales of
 investments:
  Proceeds from sales..........................        54         991           1,165            602
  Cost of investments sold.....................        61         997           1,151            591
                                                  -------        ----          ------           ----
    Net realized gains (losses)................        (7)         (6)             14             11
Change in unrealized gains (losses)............    (3,748)         (2)            273            737
                                                  -------        ----          ------           ----
    Net realized and unrealized gains (losses)
     on investments............................    (3,755)         (8)            287            748
                                                  -------        ----          ------           ----
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS....................................   $(3,793)       $ (8)         $  259           $727
                                                  =======        ====          ======           ====

(b) For the Period Beginning August 25, 2000 and Ended December 31, 2000

                       See notes to financial statements.

                GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                 AIM VARIABLE INSURANCE FUNDS SUB-ACCOUNTS
                                      ----------------------------------------------------------------
                                       AIM V.I. CAPITAL APPRECIATION     AIM V.I. DIVERSIFIED INCOME
                                      -------------------------------   ------------------------------
FOR THE YEARS ENDED DECEMBER 31,        2000        1999     1998(A)      2000       1999     1998(A)
--------------------------------      ---------   --------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........  $  10,127   $ 1,464    $   453    $  7,350   $ 3,023    $ 2,787
Net realized gains (losses).........      2,365     1,526       (846)     (1,700)     (557)       (24)
Change in unrealized gains
 (losses)...........................   (102,610)    9,566      2,656      (5,186)   (3,815)    (2,679)
                                      ---------   -------    -------    --------   -------    -------
Increase (decrease) in net assets
 from operations....................    (90,118)   12,556      2,263         464    (1,349)        84
                                      ---------   -------    -------    --------   -------    -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL TRANSACTIONS
Deposits............................         --        --         --          --        --         --
Benefit payments....................         --        --         --          --        --         --
Payments on termination.............       (399)       --         --      (1,639)       --         --
Contract administration charge......     (3,622)     (399)       (40)     (1,635)     (379)      (107)
Transfers among the sub-accounts and
 with the Fixed Account--net........    483,682    47,327     15,566      77,052    11,800     44,924
                                      ---------   -------    -------    --------   -------    -------
Increase (decrease) in net assets
 from capital transactions..........    479,661    46,928     15,526      73,778    11,421     44,817
                                      ---------   -------    -------    --------   -------    -------
INCREASE (DECREASE) IN NET ASSETS...    389,543    59,484     17,789      74,242    10,072     44,901
NET ASSETS AT BEGINNING OF PERIOD...     77,273    17,789         --      54,973    44,901         --
                                      ---------   -------    -------    --------   -------    -------
NET ASSETS AT END OF PERIOD.........  $ 466,816   $77,273    $17,789    $129,215   $54,973    $44,901
                                      =========   =======    =======    ========   =======    =======

(a) For the Period Beginning July 23, 1998 and Ended December 31, 1998

                       See notes to financial statements.

                  GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                        STATEMENTS OF CHANGES IN NET ASSETS

                                                    AIM VARIABLE INSURANCE FUNDS SUB-ACCOUNTS
                                        -----------------------------------------------------------------
                                                                                AIM V.I. GOVERNMENT
                                           AIM V.I. GLOBAL UTILITIES                 SECURITIES
                                        --------------------------------   ------------------------------
FOR THE YEARS ENDED DECEMBER 31,          2000       1999      1998(A)       2000       1999     1998(A)
--------------------------------        --------   --------   ----------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)..........  $ 10,976   $   257    $      --    $  5,891   $ 1,928     $    7
Net realized gains (losses)...........      (595)      123           --         205        38      1,184
Change in unrealized gains (losses)...   (30,091)    3,488           --       3,442    (3,190)        65
                                        --------   -------    ----------   --------   -------     ------
Increase (decrease) in net assets from
 operations...........................   (19,710)    3,868           --       9,538    (1,224)     1,256
                                        --------   -------    ----------   --------   -------     ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CAPITAL TRANSACTIONS
Deposits..............................        --        --           --          --        --         --
Benefit payments......................        --        --           --          --        --         --
Payments on termination...............        --        --           --          --        --         --
Contract administration charge........    (1,520)      (45)          --      (1,114)     (851)       (11)
Transfers among the sub-accounts and
 with the Fixed Account--net..........   252,430    14,341           --      72,784    63,812        842
                                        --------   -------    ----------   --------   -------     ------
Increase (decrease) in net assets from
 capital transactions.................   250,910    14,296           --      71,670    62,961        831
                                        --------   -------    ----------   --------   -------     ------
INCREASE (DECREASE) IN NET ASSETS.....   231,200    18,164           --      81,208    61,737      2,087
NET ASSETS AT BEGINNING OF PERIOD.....    18,164        --           --      63,824     2,087         --
                                        --------   -------    ----------   --------   -------     ------
NET ASSETS AT END OF PERIOD...........  $249,364   $18,164    $      --    $145,032   $63,824     $2,087
                                        ========   =======    ==========   ========   =======     ======

(a) For the Period Beginning July 23, 1998 and Ended December 31, 1998

                       See notes to financial statements.

                  GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                        STATEMENTS OF CHANGES IN NET ASSETS

                                                AIM VARIABLE INSURANCE FUNDS SUB-ACCOUNTS
                                    ------------------------------------------------------------------
                                             AIM V.I. GROWTH              AIM V.I. GROWTH AND INCOME
                                    ---------------------------------   ------------------------------
FOR THE YEARS ENDED DECEMBER 31,      2000        1999      1998(A)       2000       1999     1998(A)
--------------------------------    ---------   --------   ----------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)......  $  11,728   $  5,522   $      --    $ 11,458   $    977   $   735
Net realized gains (losses).......     (8,123)        30          --       3,718      5,508    (1,588)
Change in unrealized gains
 (losses).........................   (141,254)    16,661          --    (104,794)    35,218     9,133
                                    ---------   --------   ----------   --------   --------   -------
Increase (decrease) in net assets
 from operations..................   (137,649)    22,213          --     (89,618)    41,703     8,280
                                    ---------   --------   ----------   --------   --------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL TRANSACTIONS
Deposits..........................         --         --          --          --         --        --
Benefit payments..................         --         --          --     (42,564)        --        --
Payments on termination...........    (32,335)        --          --     (30,270)        --        --
Contract administration charge....     (4,795)      (284)         --      (5,351)    (1,540)     (185)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.....................    478,274    139,351          --     475,502    120,070    53,095
                                    ---------   --------   ----------   --------   --------   -------
Increase (decrease) in net assets
 from capital transactions........    441,144    139,067          --     397,317    118,530    52,910
                                    ---------   --------   ----------   --------   --------   -------
INCREASE (DECREASE) IN NET
 ASSETS...........................    303,495    161,280          --     307,699    160,233    61,190
NET ASSETS AT BEGINNING OF
 PERIOD...........................    161,280         --          --     221,423     61,190        --
                                    ---------   --------   ----------   --------   --------   -------
NET ASSETS AT END OF PERIOD.......  $ 464,775   $161,280   $      --    $529,122   $221,423   $61,190
                                    =========   ========   ==========   ========   ========   =======

(a) For the Period Beginning July 23, 1998 and Ended December 31, 1998

                       See notes to financial statements.

                GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS

                                               AIM VARIABLE INSURANCE FUNDS SUB-ACCOUNTS
                                   -----------------------------------------------------------------
                                    AIM V.I. INTERNATIONAL EQUITY            AIM V.I. VALUE
                                   -------------------------------   -------------------------------
FOR THE YEARS ENDED DECEMBER 31,     2000        1999     1998(A)      2000        1999     1998(A)
--------------------------------   ---------   --------   --------   ---------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).....  $  45,043   $  5,810   $   116    $  19,424   $  3,466   $ 3,037
Net realized gains (losses)......    (10,063)     1,250      (113)       2,196      1,395     9,031
Change in unrealized gains
 (losses)........................   (246,811)    40,259     1,110     (106,907)    44,176      (385)
                                   ---------   --------   -------    ---------   --------   -------
Increase (decrease) in net assets
 from operations.................   (211,831)    47,319     1,113      (85,287)    49,037    11,683
                                   ---------   --------   -------    ---------   --------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL TRANSACTIONS
Deposits.........................         --         --        --           --         --        --
Benefit payments.................         --         --        --           --         --        --
Payments on termination..........         --         --        --           --         --        --
Contract administration charge...     (7,669)      (796)      (50)      (5,012)    (1,768)     (198)
Transfers among the sub-accounts
 and with the Fixed
 Account--net....................    751,485    172,553    16,227      330,661    159,561    57,345
                                   ---------   --------   -------    ---------   --------   -------
Increase (decrease) in net assets
 from capital transactions.......    743,816    171,757    16,177      325,649    157,793    57,147
                                   ---------   --------   -------    ---------   --------   -------
INCREASE (DECREASE) IN NET
 ASSETS..........................    531,985    219,076    17,290      240,362    206,830    68,830
NET ASSETS AT BEGINNING OF
 PERIOD..........................    236,366     17,290        --      275,660     68,830        --
                                   ---------   --------   -------    ---------   --------   -------
NET ASSETS AT END OF PERIOD......  $ 768,351   $236,366   $17,290    $ 516,022   $275,660   $68,830
                                   =========   ========   =======    =========   ========   =======

(a) For the Period Beginning July 23, 1998 and Ended December 31, 1998

                       See notes to financial statements.

                  GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                        STATEMENTS OF CHANGES IN NET ASSETS

                                          AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. SUB-ACCOUNTS
                                     ------------------------------------------------------------------
                                      AMERICAN CENTURY VP BALANCED    AMERICAN CENTURY VP INTERNATIONAL
                                     ------------------------------   ---------------------------------
FOR THE YEARS ENDED DECEMBER 31,       2000       1999       1998       2000        1999        1998
--------------------------------     --------   --------   --------   ---------   ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).......  $  3,369   $ 8,821    $    (62)  $    832    $   (871)    $   474
Net realized gains (losses)........     1,341       (59)       (665)     2,951       1,357      (1,510)
Change in unrealized gains
 (losses)..........................   (13,299)   (2,432)      3,202    (90,119)     68,906       3,140
                                     --------   -------    --------   --------    --------     -------
Increase (decrease) in net assets
 from operations...................    (8,589)    6,330       2,475    (86,336)     69,392       2,104
                                     --------   -------    --------   --------    --------     -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL TRANSACTIONS
Deposits...........................        --        --     (50,288)        --          --          --
Benefit payments...................        --        --          --         --          --          --
Payments on termination............        --        --          --    (14,082)       (395)         --
Contract administration charge.....    (2,186)   (1,197)       (383)    (5,256)     (1,847)       (327)
Transfers among the sub-accounts
 and with the Fixed Account--net...   182,580    41,969      44,444    436,748      86,364      55,416
                                     --------   -------    --------   --------    --------     -------
Increase (decrease) in net assets
 from capital transactions.........   180,394    40,772      (6,227)   417,410      84,122      55,089
                                     --------   -------    --------   --------    --------     -------
INCREASE (DECREASE) IN NET
 ASSETS............................   171,805    47,102      (3,752)   331,074     153,514      57,193
NET ASSETS AT BEGINNING OF
 PERIOD............................    93,830    46,728      50,480    210,707      57,193          --
                                     --------   -------    --------   --------    --------     -------
NET ASSETS AT END OF PERIOD........  $265,635   $93,830    $ 46,728   $541,781    $210,707     $57,193
                                     ========   =======    ========   ========    ========     =======

                       See notes to financial statements.

                GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                DREYFUS VARIABLE INVESTMENT FUND SUB-ACCOUNTS
                                   -----------------------------------------------------------------------
                                       VIF GROWTH AND INCOME                   VIF MONEY MARKET
                                   ------------------------------   --------------------------------------
FOR THE YEARS ENDED DECEMBER 31,     2000       1999       1998         2000          1999         1998
--------------------------------   --------   --------   --------   ------------   -----------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...    $ 16,479   $ 10,515   $  1,053   $     41,200   $    10,360   $  17,370
Net realized gains (losses)...        3,836      3,548     (3,031)            --            --          --
Change in unrealized gains
 (losses)....................       (42,991)    27,379     11,616             --            --          --
                                   --------   --------   --------   ------------   -----------   ---------
Increase (decrease) in net assets
 from operations.............       (22,676)    41,442      9,638         41,200        10,360      17,370
                                   --------   --------   --------   ------------   -----------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL TRANSACTIONS
Deposits.....................            --         --    (50,411)    10,928,592     2,092,222   1,203,422
Benefit payments.............            --         --         --        (31,389)           --          --
Payments on termination......          (407)        --         --             --            --          --
Contract administration charge..     (5,356)    (3,549)    (1,043)       (14,110)       (3,585)     (3,492)
Transfers among the sub-accounts
 and with the Fixed
 Account--net................       211,707     62,137    170,468    (10,186,702)   (1,739,876)   (982,780)
                                   --------   --------   --------   ------------   -----------   ---------
Increase (decrease) in net assets
 from capital transactions...       205,944     58,588    119,014        696,391       348,761     217,150
                                   --------   --------   --------   ------------   -----------   ---------
INCREASE (DECREASE) IN NET
 ASSETS......................       183,268    100,030    128,652        737,591       359,121     234,520
NET ASSETS AT BEGINNING OF
 PERIOD......................       279,716    179,686     51,034        669,081       309,960      75,440
                                   --------   --------   --------   ------------   -----------   ---------
NET ASSETS AT END OF PERIOD..      $462,984   $279,716   $179,686   $  1,406,672   $   669,081   $ 309,960
                                   ========   ========   ========   ============   ===========   =========

                       See notes to financial statements.

                GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS

                                              DREYFUS VARIABLE           DREYFUS SOCIALLY RESPONSIBLE
                                        INVESTMENT FUND SUB-ACCOUNTS    GROWTH FUND, INC. SUB-ACCOUNT
                                       ------------------------------   ------------------------------
                                                    VIF                  DREYFUS SOCIALLY RESPONSIBLE
                                            SMALL COMPANY STOCK               GROWTH FUND, INC.
                                       ------------------------------   ------------------------------
FOR THE YEARS ENDED DECEMBER 31,         2000       1999       1998       2000       1999       1998
--------------------------------       --------   --------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).........  $ (2,809)  $  (426)   $   (50)   $  1,309   $   892     $  185
Net realized gains (losses)..........     1,833    (1,290)       (41)        730       379         --
Change in unrealized gains
 (losses)............................     3,448     8,468     (1,538)    (54,421)    1,898       (130)
                                       --------   -------    -------    --------   -------     ------
Increase (decrease) in net assets
 from operations.....................     2,472     6,752     (1,629)    (52,382)    3,169         55
                                       --------   -------    -------    --------   -------     ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL TRANSACTIONS
Deposits.............................        --        --         --          --        --
Benefit payments.....................        --        --         --          --        --         --
Payments on termination..............      (561)     (337)        --         (21)       --         --
Contract administration charge.......    (1,764)     (868)      (199)     (2,919)     (135)        (8)
Transfers among the sub-accounts and
 with the Fixed Account--net.........    97,356    40,982     27,903     463,345    20,935      4,710
                                       --------   -------    -------    --------   -------     ------
Increase (decrease) in net assets
 from capital transactions...........    95,031    39,777     27,704     460,405    20,800      4,702
                                       --------   -------    -------    --------   -------     ------
INCREASE (DECREASE) IN NET ASSETS....    97,503    46,529     26,075     408,023    23,969      4,757
NET ASSETS AT BEGINNING OF PERIOD....    72,604    26,075         --      28,726     4,757         --
                                       --------   -------    -------    --------   -------     ------
NET ASSETS AT END OF PERIOD..........  $170,107   $72,604    $26,075    $436,749   $28,726     $4,757
                                       ========   =======    =======    ========   =======     ======

                       See notes to financial statements.

                GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS

                                             DREYFUS STOCK              FIDELITY VARIABLE INSURANCE
                                         INDEX FUND SUB-ACCOUNT          PRODUCTS FUND SUB-ACCOUNTS
                                    --------------------------------   ------------------------------
                                        DREYFUS STOCK INDEX FUND             VIP EQUITY-INCOME
                                    --------------------------------   ------------------------------
FOR THE YEARS ENDED DECEMBER 31,       2000        1999     1998(A)      2000       1999     1998(A)
--------------------------------    ----------   --------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)......  $   23,196   $  1,237    $  (9)    $  6,464   $ 1,785    $   (89)
Net realized gains (losses).......      (2,703)       409     (217)         522     1,115        619
Change in unrealized gains
 (losses).........................    (141,298)    12,060       (3)      14,935     1,098      4,194
                                    ----------   --------    -----     --------   -------    -------
Increase (decrease) in net assets
 from operations..................    (120,805)    13,706     (229)      21,921     3,998      4,724
                                    ----------   --------    -----     --------   -------    -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL TRANSACTIONS
Deposits..........................          --         --       --           --        --         --
Benefit payments..................          --         --       --           --        --         --
Payments on termination...........      (9,685)        --       --           --        --         --
Contract administration charge....     (11,048)      (631)      --       (2,547)     (963)      (174)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.....................   1,350,596    183,275      226      183,677    44,552     43,924
                                    ----------   --------    -----     --------   -------    -------
Increase (decrease) in net assets
 from capital transactions........   1,329,863    182,644      226      181,130    43,589     43,750
                                    ----------   --------    -----     --------   -------    -------
INCREASE (DECREASE) IN NET
 ASSETS...........................   1,209,058    196,350       (3)     203,051    47,587     48,474
NET ASSETS AT BEGINNING OF
 PERIOD...........................     196,347         (3)      --       96,061    48,474         --
                                    ----------   --------    -----     --------   -------    -------
NET ASSETS AT END OF PERIOD.......  $1,405,405   $196,347    $  (3)    $299,112   $96,061    $48,474
                                    ==========   ========    =====     ========   =======    =======

(a) For the Period Beginning July 23, 1998 and Ended December 31, 1998

                       See notes to financial statements.

                  GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                        STATEMENTS OF CHANGES IN NET ASSETS

                                        FIDELITY VARIABLE INSURANCE PRODUCTS FUND SUB-ACCOUNTS
                                   -----------------------------------------------------------------
                                              VIP GROWTH                     VIP HIGH INCOME
                                   --------------------------------   ------------------------------
FOR THE YEARS ENDED DECEMBER 31,      2000        1999       1998       2000       1999       1998
--------------------------------   ----------   --------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)....   $   34,683   $ 13,610   $   (234)  $  9,832   $  9,693   $   (610)
Net realized gains (losses).....        3,101      2,020       (443)   (10,243)    (2,246)      (599)
Change in unrealized gains
 (losses).......................     (203,546)    58,040     11,013    (38,338)     1,625     (5,511)
                                   ----------   --------   --------   --------   --------   --------
Increase (decrease) in net assets
 from operations................     (165,762)    73,670     10,336    (38,749)     9,072     (6,720)
                                   ----------   --------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL TRANSACTIONS
Deposits........................           --         --    (50,886)        --         --         --
Benefit payments................           --         --         --    (26,919)        --         --
Payments on termination.........         (959)      (370)        --         --         --         --
Contract administration charge...     (10,451)    (3,189)      (481)    (2,327)    (2,218)    (1,190)
Transfers among the sub-accounts
 and with the Fixed
 Account--net...................      955,147    163,745     89,147     51,265     41,301    122,642
                                   ----------   --------   --------   --------   --------   --------
Increase (decrease) in net assets
 from capital transactions......      943,737    160,186     37,780     22,019     39,083    121,452
                                   ----------   --------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS.........................      777,975    233,856     48,116    (16,730)    48,155    114,732
NET ASSETS AT BEGINNING OF
 PERIOD.........................      333,156     99,300     51,184    162,887    114,732         --
                                   ----------   --------   --------   --------   --------   --------
NET ASSETS AT END OF PERIOD.....   $1,111,131   $333,156   $ 99,300   $146,157   $162,887   $114,732
                                   ==========   ========   ========   ========   ========   ========

                       See notes to financial statements.

                GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS

                                   FIDELITY VARIABLE INSURANCE PRODUCTS      MFS VARIABLE INSURANCE TRUST
                                            FUND II SUB-ACCOUNT                      SUB-ACCOUNTS
                                   -------------------------------------   --------------------------------
                                             VIP II CONTRAFUND                MFS EMERGING GROWTH SERIES
                                   -------------------------------------   --------------------------------
FOR THE YEARS ENDED DECEMBER 31,      2000          1999         1998         2000        1999       1998
--------------------------------   -----------   ----------   ----------   ----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)....    $  59,292     $  5,139     $   (207)   $   45,572   $ (1,316)  $    34
Net realized gains (losses).....          830        3,456         (602)         (213)     3,425      (692)
Change in unrealized gains
 (losses).......................     (120,150)      62,113       19,856      (455,785)   167,660    10,447
                                    ---------     --------     --------    ----------   --------   -------
Increase (decrease) in net assets
 from operations................      (60,028)      70,708       19,047      (410,426)   169,769     9,789
                                    ---------     --------     --------    ----------   --------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL TRANSACTIONS
Deposits........................           --           --           --            --         --        --
Benefit payments................           --           --           --            --         --        --
Payments on termination.........         (561)        (352)          --       (22,761)      (390)       --
Contract administration charge...      (8,754)      (3,900)        (782)      (18,091)    (2,321)     (274)
Transfers among the sub-accounts
 and with the Fixed
 Account--net...................      550,239      221,086      128,016     1,749,620    345,016    43,295
                                    ---------     --------     --------    ----------   --------   -------
Increase (decrease) in net assets
 from capital transactions......      540,924      216,834      127,234     1,708,768    342,305    43,021
                                    ---------     --------     --------    ----------   --------   -------
INCREASE (DECREASE) IN NET
 ASSETS.........................      480,896      287,542      146,281     1,298,342    512,074    52,810
NET ASSETS AT BEGINNING OF
 PERIOD.........................      433,823      146,281           --       564,884     52,810        --
                                    ---------     --------     --------    ----------   --------   -------
NET ASSETS AT END OF PERIOD.....    $ 914,719     $433,823     $146,281    $1,863,226   $564,884   $52,810
                                    =========     ========     ========    ==========   ========   =======

                       See notes to financial statements.

                GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                MFS VARIABLE INSURANCE TRUST SUB-ACCOUNTS
                                    ------------------------------------------------------------------
                                    MFS GROWTH                                     MFS NEW      MFS
                                     & INCOME     MFS LIMITED MATURITY SERIES     DISCOVERY   RESEARCH
                                    ----------   ------------------------------   ---------   --------
FOR THE YEARS ENDED DECEMBER 31,     2000(B)       2000       1999       1998      2000(B)    2000(B)
--------------------------------    ----------   --------   --------   --------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)......    $   (9)    $   (473)  $ 2,885    $  1,331    $  (15)    $   (25)
Net realized gains (losses).......        (1)        (539)      424      (7,442)      (77)         (2)
Change in unrealized gains
 (losses).........................       (51)       3,334    (2,168)         49      (513)     (1,876)
                                      ------     --------   -------    --------    ------     -------
Increase (decrease) in net assets
 from operations..................       (61)       2,322     1,141      (6,062)     (605)     (1,903)
                                      ------     --------   -------    --------    ------     -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL TRANSACTIONS
Deposits..........................        --           --        --     (50,119)       --          --
Benefit payments..................        --           --        --          --        --          --
Payments on termination...........        --           --        --          --        --          --
Contract administration charge....       (12)      (1,045)   (1,326)       (399)      (19)        (30)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.....................     8,250      (16,513)    1,880      60,482     7,495      34,991
                                      ------     --------   -------    --------    ------     -------
Increase (decrease) in net assets
 from capital transactions........     8,238      (17,558)      554       9,964     7,476      34,961
                                      ------     --------   -------    --------    ------     -------
INCREASE (DECREASE) IN NET
 ASSETS...........................     8,177      (15,236)    1,695       3,902     6,871      33,058
NET ASSETS AT BEGINNING OF
 PERIOD...........................        --       61,682    59,987      56,085        --          --
                                      ------     --------   -------    --------    ------     -------
NET ASSETS AT END OF PERIOD.......    $8,177     $ 46,446   $61,682    $ 59,987    $6,871     $33,058
                                      ======     ========   =======    ========    ======     =======

(b) For the Period Beginning August 25, 2000 and Ended December 31, 2000

                       See notes to financial statements.

                GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                  GOLDMAN SACH                  THE UNIVERSAL INSTITUTIONAL
                                     VARIABLE INSURANCE TRUST SUB-ACCOUNTS        FUNDS, INC. SUB-ACCOUNTS
                                    ----------------------------------------   ------------------------------
                                       VIT           VIT            VIT
                                     CAPITAL     CORE SMALL    INTERNATIONAL    EQUITY     GLOBAL    MID CAP
                                      GROWTH     CAP EQUITY       EQUITY        GROWTH     EQUITY     VALUE
                                    ----------   -----------   -------------   --------   --------   --------
FOR THE YEARS ENDED DECEMBER 31,     2000(B)       2000(B)        2000(B)      2000(B)    2000(B)    2000(B)
--------------------------------    ----------   -----------   -------------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)......    $   677      $   395        $  106        $  183    $   861    $ 1,060
Net realized gains (losses).......         (2)          (2)           (1)           (1)        (1)      (194)
Change in unrealized gains
 (losses).........................     (1,639)        (429)         (240)         (550)      (152)    (1,246)
                                      -------      -------        ------        ------    -------    -------
Increase (decrease) in net assets
 from operations..................       (964)         (36)         (135)         (368)       708       (380)
                                      -------      -------        ------        ------    -------    -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL TRANSACTIONS
Deposits..........................         --           --            --            --         --         --
Benefit payments..................         --           --            --            --         --         --
Payments on termination...........         --           --            --            --         --     (1,046)
Contract administration charge....        (20)         (19)           (7)           (7)       (20)       (26)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.....................     12,500       12,500         2,000         4,800     12,500     10,000
                                      -------      -------        ------        ------    -------    -------
Increase (decrease) in net assets
 from capital transactions........     12,480       12,481         1,993         4,793     12,480      8,928
                                      -------      -------        ------        ------    -------    -------
INCREASE (DECREASE) IN NET
 ASSETS...........................     11,516       12,445         1,858         4,425     13,188      8,548
NET ASSETS AT BEGINNING OF
 PERIOD...........................         --           --            --            --         --         --
                                      -------      -------        ------        ------    -------    -------
NET ASSETS AT END OF PERIOD.......    $11,516      $12,445        $1,858        $4,425    $13,188    $ 8,548
                                      =======      =======        ======        ======    =======    =======

(b) For the Period Beginning August 25, 2000 and Ended December 31, 2000

                       See notes to financial statements.

                GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                OPPENHEIMER VARIABLE ACCOUNT FUNDS SUB-ACCOUNTS
                                   -------------------------------------------------------------------------
                                   OPPENHEIMER   OPPENHEIMER    OPPENHEIMER     OPPENHEIMER      OPPENHEIMER
                                   AGGRESSIVE      CAPITAL        GLOBAL        MAIN STREET       STRATEGIC
                                     GROWTH      APPRECIATION   SECURITIES    GROWTH & INCOME       BOND
                                   -----------   ------------   -----------   ----------------   -----------
FOR THE YEARS ENDED DECEMBER 31,     2000(B)       2000(B)        2000(B)         2000(B)          2000(B)
--------------------------------   -----------   ------------   -----------   ----------------   -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...      $    (8)      $   (53)       $   (22)        $   (121)        $   (39)
Net realized gains (losses)....           (1)         (278)          (214)            (149)            (70)
Change in unrealized gains
 (losses)......................       (1,030)       (1,529)           164           (5,293)            428
                                     -------       -------        -------         --------         -------
Increase (decrease) in net assets
 from operations...............       (1,039)       (1,860)           (72)          (5,563)            319
                                     -------       -------        -------         --------         -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL TRANSACTIONS
Deposits.......................           --            --             --               --              --
Benefit payments...............           --            --             --               --              --
Payments on termination........           --            --            (12)          (2,415)            (12)
Contract administration charge...        (11)          (67)           (30)            (175)            (55)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..................        8,000        30,149         15,149          115,341          31,279
                                     -------       -------        -------         --------         -------
Increase (decrease) in net assets
 from capital transactions.....        7,989        30,082         15,107          112,751          31,212
                                     -------       -------        -------         --------         -------
INCREASE (DECREASE) IN NET
 ASSETS........................        6,950        28,222         15,035          107,188          31,531
NET ASSETS AT BEGINNING OF
 PERIOD........................           --            --             --               --              --
                                     -------       -------        -------         --------         -------
NET ASSETS AT END OF PERIOD....      $ 6,950       $28,222        $15,035         $107,188         $31,531
                                     =======       =======        =======         ========         =======

(b) For the Period Beginning August 25, 2000 and Ended December 31, 2000

                       See notes to financial statements.

                GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                         FRANKLIN TEMPLETON VARIABLE INSURANCE
                                                              PRODUCTS TRUST SUB-ACCOUNTS
                                             --------------------------------------------------------------
                                                             TEMPLETON          TEMPLETON       TEMPLETON
                                             FRANKLIN        DEVELOPING       INTERNATIONAL   MUTUAL SHARES
                                             SMALL CAP   MARKETS SECURITIES    SECURITIES      SECURITIES
                                             ---------   ------------------   -------------   -------------
FOR THE YEARS ENDED DECEMBER 31,              2000(B)         2000(B)            2000(B)         2000(B)
--------------------------------             ---------   ------------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...............   $   (38)          $ --             $   (28)        $   (21)
Net realized gains (losses)................        (7)            (6)                 14              11
Change in unrealized gains (losses)........    (3,748)            (2)                273             737
                                              -------           ----             -------         -------
Increase (decrease) in net assets from
 operations................................    (3,793)            (8)                259             727
                                              -------           ----             -------         -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CAPITAL TRANSACTIONS
Deposits...................................        --             --                  --              --
Benefit payments...........................        --             --                  --              --
Payments on termination....................        --            (11)             (1,106)           (567)
Contract administration charge.............       (45)            --                 (31)            (22)
Transfers among the sub-accounts and with
 the Fixed Account--net....................    40,091             19              11,950          24,991
                                              -------           ----             -------         -------
Increase (decrease) in net assets from
 capital transactions......................    40,046              8              10,813          24,402
                                              -------           ----             -------         -------
INCREASE (DECREASE) IN NET ASSETS..........    36,253             --              11,072          25,129
NET ASSETS AT BEGINNING OF PERIOD..........        --             --                  --              --
                                              -------           ----             -------         -------
NET ASSETS AT END OF PERIOD................   $36,253           $ --             $11,072         $25,129
                                              =======           ====             =======         =======

(b) For the Period Beginning August 25, 2000 and Ended December 31, 2000

                       See notes to financial statements.

GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

1.  ORGANIZATION
Glenbrook Life Variable Life Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Glenbrook Life and Annuity Company ("Glenbrook Life"). The assets of the Account are legally segregated from those of Glenbrook Life. Glenbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

Glenbrook Life issues the Glenbrook Provider Variable Life contract, the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Glenbrook Life contractually guarantees either a minimum return or account value to the beneficiaries of the contractholders in the form of a death, variable life contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Capital Appreciation
  AIM V.I. Balanced
  AIM V.I. Diversified Income
  AIM V.I. Global Utilities
  AIM V.I. Government Securities
  AIM V.I. Growth
  AIM V.I. Growth and Income
  AIM V.I. International Equity
  AIM V.I. Value

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  American Century VP Balanced
  American Century VP International

DREYFUS VARIABLE INVESTMENT FUND
  VIF Growth and Income
  VIF Money Market
  VIF Small Company Stock

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  VIP Equity-Income
  VIP Growth
  VIP High Income

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
  VIP II Contrafund

MFS VARIABLE INSURANCE TRUST
  MFS Emerging Growth Series
  MFS Growth & Income
  MFS Limited Maturity Series
  MFS New Discovery
  MFS Research

GOLDMAN SACHS VARIABLE INSURANCE TRUST
  VIT Capital Growth
  VIT CORE Small Cap Equity
  VIT CORE U.S. Equity
  VIT Global Income
  VIT International Equity

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  Equity Growth
  Fixed Income
  Global Equity
  Mid Cap Value
  Value

OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Aggressive Growth
  Oppenheimer Capital Appreciation
  Oppenheimer Global Securities
  Oppenheimer Main Street Growth & Income
  Oppenheimer Strategic Bond

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  Franklin Small Cap
  Templeton Developing Markets Securities
  Templeton Growth Securities
  Templeton International Securities
  Templeton Mutual Shares Securities

Glenbrook Life provides insurance and administrative services to the policyholders for a fee.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

VALUATION OF INVESTMENTS--Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

INVESTMENT INCOME--Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

REALIZED GAINS AND LOSSES--Realized gains and losses represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis.

FEDERAL INCOME TAXES--The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Glenbrook Life. Glenbrook Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.  EXPENSES

MORTALITY AND EXPENSE RISK CHARGE--Glenbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate equal to .90% per annum of the daily net assets of the Account. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract.
CONTRACT ADMINISTRATION CHARGE--
- MONTHLY DEDUCTIONS--Glenbrook Life charges each contractholder monthly for cost of insurance, tax expense and administrative expense. The cost of insurance is based upon several variables, including the contractholder's death benefit and the Account value. Tax expense is charged at an annual rate equal to .40% of the Account value for the first ten contract years. Glenbrook Life deducts a monthly administration fee equal to .25% per annum of Account value.

- ANNUAL MAINTENANCE FEE--Glenbrook Life deducts an annual maintenance fee of $35 on each contract anniversary. This charge will be waived on contracts with an aggregate premium amount of $50,000.

4.  UNITS ISSUED AND REDEEMED
(Units in whole amounts)

                                                                      Unit activity during 2000:
                                                                     -----------------------------                Accumulation
                                              Units Outstanding     Units       Units     Units Outstanding        Unit Value
                                              December 31, 1999     Issued    Redeemed    December 31, 2000    December 31, 2000
                                              ------------------   --------   ---------   ------------------   ------------------
Investments in the AIM Variable Insurance
 Funds
 Sub-Accounts:
  AIM V.I. Capital Appreciation                      5,096          39,560      (9,788)         34,868               $13.39
  AIM V.I. Diversified Income                        5,753          13,425      (5,626)         13,552                 9.54
  AIM V.I. Global Utilities                          1,320          21,534      (4,144)         18,710                13.33
  AIM V.I. Government Securities                     6,327          10,138      (3,292)         13,173                11.01
  AIM V.I. Growth                                   10,879          35,768      (6,861)         39,786                11.68
  AIM V.I. Growth and Income                        15,277          40,322     (12,488)         43,111                12.27
  AIM V.I. International Equity                     16,518          74,726     (17,627)         73,617                10.44
  AIM V.I. Value                                    19,666          30,476      (6,622)         43,520                11.86

Investments in the American Century Variable
 Portfolios Inc. Sub-Accounts:
  American Century VP Balanced                       7,345          18,325      (4,117)         21,553                12.32
  American Century VP International                 11,298          33,741      (9,796)         35,243                15.37

Investments in the Dreyfus Variable
 Investment Fund Sub-Accounts:
  VIF Growth and Income                             20,836          23,796      (8,467)         36,165                12.80
  VIF Money Market                                  60,721         200,217    (139,461)        121,477                11.58
  VIF Small Company Stock                            6,605          12,416      (4,634)         14,387                11.82

Investment in the Dreyfus Socially
 Responsible Growth Fund, Inc. Sub-Account:          1,892          40,627      (9,903)         32,616                13.39

Investment in the Dreyfus Stock Index Fund
 Sub-Account:                                       15,207         126,539     (20,690)        121,056                11.61

Investments in the Fidelity Variable
 Insurance Products Fund Sub-Accounts:
  VIP Equity-Income                                  9,030          24,565      (7,429)         26,166                11.43
  VIP Growth                                        16,826          60,737     (13,956)         63,607                17.47
  VIP High Income                                   15,049          12,038      (9,512)         17,575                 8.32

                                                                       Unit activity during 2000:
                                                                      -----------------------------
                                                                                                                  Accumulation
                                              Units Outstanding     Units       Units     Units Outstanding        Unit Value
                                              December 31, 1999     Issued    Redeemed    December 31, 2000    December 31, 2000
                                              ------------------   --------   ---------   ------------------   ------------------
Investment in Fidelity Variable Insurance
 Products Fund II Sub-Account:
  VIP II Contrafund                                 25,751          46,975     (14,055)         58,671                15.59

Investments in the MFS Variable Insurance
 Trust
 Sub-Accounts:
  MFS Emerging Growth Series                        23,300          92,126     (24,790)         90,636                19.32
  MFS Emerging Growth Series*                           --          17,238      (2,919)         14,319                 7.85
  MFS Growth & Income                                   --             860          (1)            859                 9.52
  MFS Limited Maturity Series                        5,696             773      (2,387)          4,082                11.38
  MFS New Discovery                                     --             765          (2)            763                 9.00
  MFS Research                                          --           3,957          (3)          3,954                 8.36

Investments in the Goldman Sachs Variable
 Insurance Trust Sub-Accounts:
  VIT Capital Growth                                    --           1,327          (3)          1,324                 8.70
  VIT CORE Small Cap Equity                             --           1,317          (2)          1,315                 9.47
  VIT International Equity                              --             205          --             205                 9.08

Investments in The Universal Institutional
 Fund, Inc. Sub-Accounts:
  Equity Growth                                         --             563          (1)            562                 7.87
  Global Equity                                         --           1,249          (2)          1,247                10.57
  Mid Cap Value                                         --           1,969      (1,095)            874                 9.78

Investments in the Oppenheimer Variable
 Account Funds Sub-Accounts:
  Oppenheimer Aggressive Growth                         --           1,055          (2)          1,053                 6.60
  Oppenheimer Capital Appreciation                      --           4,303      (1,064)          3,239                 8.71
  Oppenheimer Global Securities                         --           2,260        (630)          1,630                 9.22
  Oppenheimer Main Street Growth & Income               --          16,228      (3,660)         12,568                 8.53
  Oppenheimer Strategic Bond                            --           3,791        (608)          3,183                 9.91

Investments in the Franklin Templeton
 Variable Insurance Products Trust
 Sub-Accounts:
  Franklin Small Cap                                    --           4,628          (6)          4,622                 7.84
  Templeton International Securities                    --           2,327      (1,178)          1,149                 9.64
  Templeton Mutual Shares Securities                    --           2,949        (554)          2,395                10.49

* A new AUV was initialized for the MFS Emerging Growth Series in August, 2000. The percentage change for both AUVs for the MFS Emerging Growth Series are identical.

Units relating to accrued contract maintenance charges are included in units redeemed.

                           Part II - Other Information

UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

REPRESENTATIONS AS TO FEES AND CHARGES

The Depositor, Glenbrook Life and Annuity Company, represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Glenbrook Life and Annuity Company under the Contracts. Glenbrook Life and Annuity Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Glenbrook Life and annuity Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

RULE 484 UNDERTAKING

The By-Laws of Glenbrook Life and Annuity Company ("Depositor") which are incorporated herein by reference as Exhibit 1 (A)(6)(b), provide that it will indemnify its officers and directors for certain damages and expenses that may be incurred in the performance of their duty to Depositor. No indemnification is provided, however, when such person is adjudged to be liable for negligence or misconduct in the performance of his or her duty, unless indemnification is deemed appropriate by the court upon application. Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

CONTENTS OF REGISTRATION STATEMENT

     Facing Sheet.
     Prospectus consisting of    pages.
     Undertaking to File Reports.
     Representation as to Fees and Charges.
     Rule 484 Undertaking.
     The Signatures.
     Written consents of the following persons:

         Foley & Lardner
         Deloitte & Touche LLP

The following exhibits:

1. The following exhibits are required by Article IX, paragraph A of the Form N-8B-2, and, unless otherwise noted, are filed herewith:

     (1) Form of resolution of the Board of Directors of Glenbrook Life and Annuity Company authorizing establishment of the Variable Life Separate Account A.1/

     (2)  Not applicable.

     (3)  (a) Form of Principal  Underwriting  Agreement.2/
          (b) Form of Selling Agreement.2/
          (c) See Exhibit 1(A)(3)(b).

     (4)  Not applicable.

     (5)  (a) Specimen Contracts.2/

               (1)  Modified Single Premium Variable Life Insurance Contract2/

               (2)  Last  survivor   Modified   Single  Premium   Variable  Life
                    Insurance  Contract.2/


          (b)  Riders

               (1)  Amendatory Endorsement for Waiver of Charges (KLU100)2/

               (2)  Amendatory Endorsement (KLU101)2/

               (3)  Accelerated Death Benefit Rider (KLU 105)2/

               (4)  Amendatory Endorsement for Waiver of Charges (KLU106)2/

               (5) Accelerated Death Benefit Summary and Disclosure Statement (KLU74)2/

               (6)  Accelerated Death Benefit Summary and Disclosure (KLU80)2/

               (7)  Accelerated Death Benefit Effect on Contract (KLU99)2/

               (8)  Accelerated Death Benefit Rider (KLU99)2/

     (6) (a) Amended and Restated Articles of Incorporation and Article of Redomestication of Glenbrook Life and Annuity Company 3/

          (b) Amended and Restated By-laws of Glenbrook Life and Annuity Company 3/

     (7)  Not applicable.

     (8)  Form of Participation Agreements.4/

     (9)  Not Applicable.

     (10) Form of Application for Contract.2/

2.   Opinion of Counsel as to the legality of the securities being registered

     (a)  Illinois 2/

     (b)  Arizona 6/

3.   Not Applicable

4.   Not applicable.

5.   Not applicable

6.   Not applicable

7. (a) Powers of Attorney for Thomas J. Wilson, II, Michael J. Velotta, Margaret Dyer, Marla Friedman, John C. Lounds, J. Kevin McCarthy, and Samuel H. Pilch.8/
     (b) Power of Attorney for Steven C. Verney.

8.   Consents:

     (1)  Foley & Lardner
     (2)  Deloitte & Touche LLP

9.   Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(3)(iii)2/

10.  (a)     Actuarial Opinion and Consent.7/
     (b)     Actuarial Opinion and Consent.8/
     (c)(1)  Actuarial Opinion and Consent.(without American Century Variable
             Portfolio)
     (c)(2)  Actuarial Opinion and Consent.(with American Century Variable
             Portfolio)

11.  (a)     Hypothetical Illustrations.7/
     (b)     Hypothetical Illustrations.8/
     (c)(1)  Hypothetical Illustrations. (without American Century Variable
             Portfolio)
     (c)(2)  Hypothetical Illustrations. (with American Century Variable
             Portfolio)

1/ Previously filed in the initial filing to this Registration Statement (File No. 333-02581) dated April 16, 1996.

2/   Previously  filed in  Pre-Effective  Amendment  No. 1 to this Registration
Statement (File No. 333-02581) dated September 20, 1996.

3/ Incorporated herein by reference to Depositor's Form 10-K Annual Report filed March 30, 1999.

4/ Dean Witter Fund agreement previously filed in S-6, Pre-Effective Amendment No. 1, Registration Statement No. 333-02581, dated September 20, 1996; AIM Fund agreement incorporated by reference to Depositor's N-4 Registration Statement No. 33-62203 dated November 21, 1995; Fidelity Fund Agreement incorporated by reference from Depositor's N-4 Registration Statement No. 33-60882 dated June 11, 1993; Dreyfus Fund, MFS Fund and American Century Fund agreements previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 333-02581) dated May 1, 1998.

5/ Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 333-02581) dated May 1, 1998.

6/ Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-02581) dated April 30, 1999.

7/ Previously filed in Post-Effective Amendment No. 5 to this Registration Statement (File No. 333-02581) dated May 1, 2000.

8/ Previously filed in Post-Effective Amendment No. 6 to this Registration Statement (File No. 333-02581) dated August 23, 2000.

                                    SIGNATURE

Pursuant to the requirements of the Securities Act of 1933 (the "Act"), the registrant, Glenbrook Life Variable Life Separate Account A, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement pursuant to Rule 485(b) under the Act and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Village or Northfield, and State of Illinois, on the 18th day of April, 2001.

                 GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                                  (REGISTRANT)

                       GLENBROOK LIFE AND ANNUITY COMPANY

                                   (DEPOSITOR)

(SEAL)

ATTEST:

/s/ JOANNE M. DERRIG                             By:/s/MICHAEL J. VELOTTA
----------------------                           ----------------------
Joanne M. Derrig                                 Michael J. Velotta
Assistant Secretary, Assistant                   Vice President, Secretary, and
General Counsel and Chief Compliance             General Counsel
Officer




Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following Directors and Officers of Glenbrook Life and Annuity Company on the 18th day of April, 2001.

*/THOMAS J. WILSON, II              President,Chief Executive Officer
-----------------------               and Director (Principal Executive Officer)
Thomas J. Wilson, II

/s/MICHAEL J. VELOTTA               Vice President, Secretary, General Counsel
-----------------------               and Director
Michael J. Velotta


*/MARGARET G. DYER                  Director
----------------------
Margaret G. Dyer

*/MARLA G. FRIEDMAN                 Vice President and Director
---------------------
Marla G. Friedman

*/JOHN C. LOUNDS                    Director
----------------------
John C. Lounds

**/STEVEN C. VERNEY                 Director and Vice President
----------------------                (Principal Financial Officer)
Steven C. Verney

*/J. KEVIN MCCARTHY                 Director
----------------------
J. Kevin McCarthy

*/SAMUEL H. PILCH                   Vice President and Controller
----------------------                (Principal Accounting Officer)
Samuel H. Pilch


*/By Michael J. Velotta, pursuant to Powers of Attorney previously filed. **/By Michael J. Velotta, pursuant to Powers of Attorney filed herewith.

                  EXHIBIT LIST

The following exhibits are filed herewith:

Exhibit No.                Description

-------------              --------------
7(b)                        Power of Attorney for Steven C. Verney
8(1)                        Consent of Foley & Lardner
8(2)                        Independent Auditors' Consent
10(c)                       Actuarial Opinion and Consent
11(c)                       Hypothetical Illustrations